ANNUAL REPORT May 31, 2002

Nuveen
Municipal Closed-End
Exchange-Traded
Funds

CONNECTICUT
NTC
NFC
NGK

GEORGIA
NPG
NZX

MASSACHUSETTS
NMT
NMB

MISSOURI
NOM





Dependable,
tax-free income
because
it's not what you earn,
it's what you keep.(R)

THE NUVEEN
INVESTOR

See Page 13

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

Photo of: Timothy R. Schwertfeger
Timothy R. Schwertfeger
Chairman of the Board

Sidebar text: " I urge you to consider receiving future Fund reports and other
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Dear
  Shareholder

I am pleased to report that during the period covered by this report, your Fund continued to meet its primary objective of providing attractive monthly income, while at the same time offering opportunities to reduce overall portfolio volatility. Detailed information on your Fund's performance can be found in the Portfolio Managers' Comments and Performance Overview sections of this report. I urge you to take the time to read them.

I also urge you to consider receiving future Fund reports and other information
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In addition to providing you with steady tax-free income, your Nuveen Fund also features several characteristics that can help make it an essential part of your overall investment strategy. These include careful research, constant surveillance and judicious trading by Nuveen's seasoned portfolio management team, with every action designed to supplement income, improve Fund structure, better adapt to current market conditions or increase diversification. In uncertain markets like these, prudent investors understand the importance of diversification, balance, and risk management, all attributes your Nuveen Fund can bring to your portfolio.

For more than 100 years, Nuveen has specialized in offering quality investments such as these Nuveen Funds to those seeking to accumulate and preserve wealth. Our mission continues to be to assist you and your financial advisor by offering the investment services and products that can help you meet your financial objectives. We thank you for continuing to choose Nuveen Investments as a partner as you work toward that goal.

Sincerely,


/s/ Timothy R. Schwertfeger


Timothy R. Schwertfeger
Chairman of the Board

July 15, 2002

Nuveen Municipal Closed-End Exchange-Traded Funds
(NTC, NFC, NGK, NPG, NZX, NMT, NMB, NOM)

Portfolio Managers'
             Comments

Portfolio managers Paul Brennan, Tom O'Shaughnessy and Tom Futrell review economic and market conditions, key strategies, and recent Fund performance. Paul assumed portfolio management responsibility for NTC in 1999, for NFC at its inception in 2001, and for NGK upon its inception in 2002. Tom O'Shaughnessy has managed NPG since 1998 and NZX since its inception in 2001. Tom Futrell assumed management responsibilities for NMT in 1998, and for NMB and NOM in 2001.



WHAT FACTORS HAD THE GREATEST INFLUENCE ON THE U.S. ECONOMY AND THE MUNICIPAL MARKET DURING THIS REPORTING PERIOD? The two major forces at work during the twelve months ended May 31, 2002, were the general slowdown in economic growth and the Federal Reserve's aggressive easing of short-term interest rates. In addition, the events of September 11, 2001, and the uncertain geopolitical climate that followed also impacted the economy and the markets.

In the municipal markets, the generally sluggish economic environment of the past twelve months helped many securities perform well. In addition, the trend toward increased issuance remained strong. Looking at the first five months of 2002, all the states represented in this report saw significant increases in municipal issuance when compared with the same period in 2001. On the demand side, municipal bonds continued to be highly sought after by individual investors looking for diversification, tax-free income and an alternative to a volatile stock market. Institutional investors, especially traditional purchasers such as property/ casualty insurance companies, also have been active buyers.


HOW DID THESE NUVEEN FUNDS PERFORM OVER THE PAST TWELVE MONTHS?
For the fiscal year ended May 31, 2002, the Funds covered in this report produced total annual returns on net asset value (NAV) as shown in the accompanying table. The annual returns for the Lehman Brothers Municipal Bond Index1 and relevant Lipper Peer Group2 also are presented.

                                      LEHMAN
                     TOTAL RETURN      TOTAL   LIPPER
          MARKET YIELD     ON NAV    RETURN1 AVERAGE2
-----------------------------------------------------
                TAXABLE-   1 YEAR     1 YEAR   1 YEAR
                  EQUIV-    ENDED      ENDED    ENDED
       5/31/02    ALENT3  5/31/02    5/31/02  5/31/02
-----------------------------------------------------
NTC      5.31%     7.93%    7.87%      6.51%    8.17%
-----------------------------------------------------
NFC      5.32%     7.94%    8.81%      6.51%    8.17%
-----------------------------------------------------
NGK      5.50%     8.21%        -          -        -
-----------------------------------------------------
NPG      5.42%     8.21%    7.32%      6.51%    8.17%
-----------------------------------------------------
NZX      5.41%     8.20%        -          -        -
-----------------------------------------------------
NMT      5.35%     8.05%    7.51%      6.51%    8.17%
-----------------------------------------------------
NMB      5.49%     8.26%    8.46%      6.51%    8.17%
-----------------------------------------------------
NOM      5.41%     8.20%    8.65%      6.51%    8.17%
-----------------------------------------------------

Past performance is not predictive of future results.

For additional information, see the individual Performance Overview for your Fund in this report.

Over the past twelve months, the Fed's policy to keep short-term interest rates relatively low, combined with generally favorable market conditions, created a positive total return environment for municipal bonds. The Funds' participation in the market's gains is reflected, in part, in the total returns on NAV listed in the above table. In a market characterized by rising bond values, funds with longer durations4 typically would be expected to outperform funds or indexes with shorter durations. As of May 31, 2002, the durations of the Nuveen Funds with at least one-year of history ranged from 8.73 to 13.83 compared with 7.82 for the unleveraged Lehman Brothers Municipal Bond Index.



1 The Funds' performances are compared with that of the Lehman Brothers
  Municipal Bond Index, a national unleveraged index comprising a broad range of investment-grade municipal bonds. Results for the Lehman index do not reflect any expenses.
2 The Funds' total returns are compared with the average annualized return of the 26 funds in the Lipper Other States Municipal Debt Funds category. Fund and Lipper returns assume reinvestment of dividends.
3 The taxable-equivalent yield represents the yield that must be earned on a taxable investment in order to equal the yield of the Nuveen Fund on an after-tax basis. The taxable-equivalent yield is based on the Fund's market yield on the indicated date and a federal income tax rate of 30% plus the applicable state income tax rate. The combined federal and state tax rates used in this report are as follows: Connecticut 33%, Georgia 34%, Massachusetts 33.5%, and Missouri 34%.
4 Duration is a measure of a Fund's NAV volatility in reaction to interest rate movements. Fund duration, also known as leverage-adjusted duration, takes into account the leveraging process for a Fund and therefore is generally longer than the duration of the actual portfolio of individual bonds that make up the Fund. Unless otherwise noted, references to duration in this commentary are intended to indicate Fund duration.

Among the newer Funds, the durations of NGK and NZX, which were introduced within the past year, were 15.21 and 16.50, respectively. Relatively high durations like these are typical of newer Nuveen funds, and over time, we expect these durations will get shorter to come more closely in line with the older Nuveen Funds.


HOW DID THE MARKET ENVIRONMENT AFFECT THE FUNDS' DIVIDENDS AND SHARE PRICES? With the Fed keeping short-term interest rates relatively low, the dividend-payment capabilities of these Funds benefited from the use of leverage, a strategy that can potentially enhance the dividends paid to common shareholders. This benefit is tied in part to the short-term rates the leveraged Funds pay their MuniPreferred(R) shareholders. For example, low short-term rates can enable the Funds to reduce the amount of income they pay preferred shareholders, which can leave more earnings to support common share dividends.

During the year ended May 31, 2002, steady or falling short-term interest rates enabled us to implement dividend increases in NTC, NPG, NMT, and NOM. The newer funds, NFC, NZX and NMB all maintained steady, attractive dividends during the period, and NGK, which was introduced in March 2002, paid its first monthly dividend in June.

Over the past year, the share prices of these Nuveen Funds tended to remain relatively stable (see the charts on the individual Performance Overview pages). This steady performance helped keep all of the Funds' share prices at premiums to their net asset values.


WHAT KEY STRATEGIES WERE USED TO MANAGE THESE NUVEEN FUNDS DURING THE FISCAL YEAR ENDED MAY 31, 2002?
Two areas of emphasis during this reporting period were enhancing the dividend-paying capabilities of the Funds and improving their diversification and call protection. New issuance in several of these states tends to be irregular, with periods of relatively strong issuance followed by periods of relatively light new issue supply. As a result, our approach has been to look for opportunities as they occur and to respond quickly as favorable situations develop. Over the past year, we often focused on essential services (such as water and sewer systems), some selected airport and utility issues, and certain general obligation bonds. When we were able to obtain attractive prices, we selectively sold some healthcare and multifamily housing bonds from the portfolios.

We also were trying to modestly shorten each of the Funds' duration, which would help to better position them in the event that interest rates start to creep higher in the coming months. By shortening durations, we believe we can help make the portfolios less sensitive to possible interest rate changes while still providing yields and returns that are competitive with longer duration funds.

In the current geopolitical climate, we believe that maintaining strong credit quality is a key requirement for all the Funds. As of May 31, 2002, each of these Nuveen Funds continued to offer excellent credit quality, with allocations of bonds rated AAA/U.S. guaranteed and AA ranging from 74% to 93%. All of the Funds also had a portion of their assets invested in BBB bonds, which serve to enhance the Funds' income streams.

All of the Funds also continued to offer excellent levels of call protection through 2002 and 2003. Among the newer Funds, NGK, NZX and NMB have virtually no call exposure over this period, while 2% of NFC becomes callable in 2003. The four older Funds - NTC, NPG, NMT and NOM - all reach their 10-year anniversaries in 2003, a point in their life cycles that normally is associated with an increase in call exposure. However, we have been successful in our recent efforts to significantly reduce this exposure. NOM now has expected call exposure of 3% over this two-year period, while the other three Funds could see up to 13-22% of their portfolios called over the next two years. The number of actual calls will depend largely on market interest rates over this time. In general, we believe this call exposure is very manageable, and we foresee no problems in working through it. Given the current level of rates, our general approach has been to hold higher-yielding bonds as long as possible to help support the Funds' dividends, while we look for attractive replacement opportunities.


WHAT IS YOUR OUTLOOK FOR THE MUNICIPAL MARKET IN GENERAL AND THESE NUVEEN FUNDS IN PARTICULAR?
In general, our outlook for the fixed-income markets over the next twelve months remains positive. We believe the U.S. economy is headed for recovery, but one that may take longer and see a slower pace of growth than some are now predicting. We believe inflation and interest rates should remain relatively low over the near term, and that new municipal issuance should continue to be strong. We anticipate the demand for tax-exempt municipal bonds will remain firm as investors look for ways to rebalance their portfolios and reduce risk.

We plan to remain focused on strategies that add value for our shareholders, provide support for the Funds' dividends, and fully utilize Nuveen's experience and research expertise. As noted, shareholders may see these Funds' durations shorten.

Overall, we believe these Funds can continue to play an important role in investors' long-range financial programs, providing balance and diversification, dependable tax-free income, and a measure of security in uncertain times. We believe the Funds currently are well positioned for the market environment ahead, and we will continue to closely monitor and respond to events as appropriate.

Nuveen Connecticut Premium Income Municipal Fund

Performance
   Overview As of May 31, 2002



        NTC

[PIE CHART]
AAA/U.S. GUARANTEED                 73%
AA                                  17%
A                                    2%
BBB                                  6%
NR                                   2%





PORTFOLIO STATISTICS
---------------------------------------------------

Share Price                                 $16.05
---------------------------------------------------
Common Share Net Asset Value                $14.46
---------------------------------------------------
Market Yield                                 5.31%
---------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   7.59%
---------------------------------------------------
Taxable-Equivalent Yield
(Federal and State Income Tax Rate)1         7.93%
---------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                       $76,327
---------------------------------------------------
Average Effective Maturity (Years)           17.06
---------------------------------------------------
Leverage-Adjusted Duration                    8.73
---------------------------------------------------

ANNUALIZED TOTAL RETURN (Inception 5/93)
---------------------------------------------------

                      ON SHARE PRICE        ON NAV
---------------------------------------------------

1-Year                         5.01%         7.87%
---------------------------------------------------
5-Year                         8.12%         7.18%
---------------------------------------------------
Since Inception                6.23%         6.11%
---------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
---------------------------------------------------

Education and Civic Organizations              21%
---------------------------------------------------
Healthcare                                     13%
---------------------------------------------------
Tax Obligation/General                         13%
---------------------------------------------------
U.S. Guaranteed                                10%
---------------------------------------------------
Tax Obligation/Limited                          7%
---------------------------------------------------


[Bar Chart]

2001-2002 MONTHLY TAX-FREE DIVIDENDS PER SHARE2

6/01                                    0.068
7/01                                    0.068
8/01                                    0.068
9/01                                    0.069
10/01                                   0.069
11/01                                   0.069
12/01                                    0.07
1/02                                     0.07
2/02                                     0.07
3/02                                    0.071
4/02                                    0.071
5/02                                    0.071


[Line Chart]
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.

6/1/01                     16.05
                           16.12
                           16.1
                           16.2
                           16.3
                           16.46
                           16.56
                           16.62
                           16.44
                           16.38
                           16.58
                           16.66
                           16.6
                           16.63
                           16.65
                           16.64
                           16.37
                           16.44
                           16.29
                           16.2
                           16.22
                           16.15
                           16.23
                           16.31
                           16.18
                           16.18
                           16
                           16.11
                           15.98
                           15.8
                           15.75
                           15.9
                           15.94
                           16.3
                           16.32
                           16.35
                           16.52
                           16.61
                           16.57
                           16.78
                           16.74
                           16.1
                           15.8
                           15.92
                           15.74
                           15.68
                           15.61
                           15.9
                           16.1
                           16.2
                           16.2
                           16.05
5/31/02                    16.05


1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 30%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state income taxes. It is based on a combined federal and state income tax rate of 33%.
2 The Fund also paid shareholders a net ordinary income distribution in December
  2001 of $0.0019 per share.

Nuveen Connecticut Dividend Advantage Municipal Fund

Performance
   Overview As of May 31, 2002



        NFC

[PIE CHART]
AAA/U.S. GUARANTEED                 54%
AA                                  20%
A                                   16%
BBB                                  7%
NR                                   3%



PORTFOLIO STATISTICS
---------------------------------------------------

Share Price                                 $15.79
---------------------------------------------------
Common Share Net Asset Value                $14.24
---------------------------------------------------
Market Yield                                 5.32%
---------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   7.60%
---------------------------------------------------
Taxable-Equivalent Yield
(Federal and State Income Tax Rate)1         7.94%
---------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                       $36,233
---------------------------------------------------
Average Effective Maturity (Years)           21.39
---------------------------------------------------
Leverage-Adjusted Duration                   13.83
---------------------------------------------------

ANNUALIZED TOTAL RETURN (Inception 1/01)
---------------------------------------------------

                      ON SHARE PRICE        ON NAV
---------------------------------------------------

1-Year                         8.61%         8.81%
---------------------------------------------------
Since Inception                9.34%         5.20%
---------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
---------------------------------------------------

Tax Obligation/General                         22%
---------------------------------------------------
Education and Civic Organizations              19%
---------------------------------------------------
Utilities                                      11%
---------------------------------------------------
Tax Obligation/Limited                         10%
---------------------------------------------------
Housing/Single Family                          10%
---------------------------------------------------


[BAR CHART]

2001-2002 MONTHLY TAX-FREE DIVIDENDS PER SHARE

6/01     0.07
7/01     0.07
8/01     0.07
9/01     0.07
10/01    0.07
11/01    0.07
12/01    0.07
1/02     0.07
2/02     0.07
3/02     0.07
4/02     0.07
5/02     0.07


[LINE CHART]
SHARE PRICE PERFORMANCE
WEEKLY CLOSING PRICE
PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

6/1/01                     15.4
                           15.56
                           15.79
                           15.57
                           15.77
                           15.58
                           15.64
                           15.69
                           15.7
                           15.8
                           15.95
                           15.9
                           15.88
                           16.03
                           15.98
                           15.92
                           15.45
                           15.97
                           16
                           15.71
                           15.95
                           15.72
                           16
                           15.95
                           15.91
                           15.91
                           16
                           16.04
                           15.87
                           15.72
                           15.8
                           15.98
                           16.1
                           16.26
                           16.46
                           16.1
                           16.6
                           16.36
                           16.34
                           15.92
                           15.59
                           15.25
                           14.91
                           14.97
                           14.9
                           14.9
                           14.97
                           15.2
                           15.5
                           15.68
                           15.54
                           15.7
5/31/02                    15.79



1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 30%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state income taxes. It is based on a combined federal and state income tax rate of 33%.

Nuveen Connecticut Dividend Advantage Municipal Fund 2

Performance
   Overview As of May 31, 2002



        NGK


[PIE CHART]
AAA/U.S. GUARANTEED                 73%
AA                                  20%
A                                    4%
BBB                                  3%


PORTFOLIO STATISTICS
---------------------------------------------------

Share Price                                 $15.05
---------------------------------------------------
Common Share Net Asset Value                $14.48
---------------------------------------------------
Market Yield                                 5.50%
---------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   7.86%
---------------------------------------------------
Taxable-Equivalent Yield
(Federal and State Income Tax Rate)1         8.21%
---------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                       $33,408
---------------------------------------------------
Average Effective Maturity (Years)           21.66
---------------------------------------------------
Leverage-Adjusted Duration                   15.21
---------------------------------------------------

CUMULATIVE TOTAL RETURN (Inception 3/02)
---------------------------------------------------

                      ON SHARE PRICE        ON NAV
---------------------------------------------------

Since Inception                0.79%         1.53%
---------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
---------------------------------------------------

Tax Obligation/General                         38%
---------------------------------------------------
Education and Civic Organizations              25%
---------------------------------------------------
Tax Obligation/Limited                         13%
---------------------------------------------------
Utilities                                       8%
---------------------------------------------------
U.S. Guaranteed                                 6%
---------------------------------------------------


THE FUND PAID ITS FIRST REGULAR MONTHLY DIVIDEND OF $0.069 PER SHARE ON JUNE 3, 2002.

[LINE CHART]

SHARE PRICE PERFORMANCE

Weekly Closing Price

Past performance is not predictive of future results.



3/29/02                    15.1
                           15.02
                           15.01
                           15.01
                           15.05
                           15.05
                           15.1
                           15.2
                           15.1
5/31/02                    15.05



1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 30%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state income taxes. It is based on a combined federal and state income tax rate of 33%.

Nuveen Georgia Premium Income Municipal Fund

Performance
   Overview As of May 31, 2002



        NPG



[PIE CHART]
AAA/U.S. GUARANTEED                 67%
AA                                  12%
A                                   12%
BBB                                  9%



PORTFOLIO STATISTICS
---------------------------------------------------

Share Price                                 $15.83
---------------------------------------------------
Common Share Net Asset Value                $14.31
---------------------------------------------------
Market Yield                                 5.42%
---------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   7.74%
---------------------------------------------------
Taxable-Equivalent Yield
(Federal and State Income Tax Rate)1         8.21%
---------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                       $53,909
---------------------------------------------------
Average Effective Maturity (Years)           21.71
---------------------------------------------------
Leverage-Adjusted Duration                   11.11
---------------------------------------------------

ANNUALIZED TOTAL RETURN (Inception 5/93)
---------------------------------------------------

                      ON SHARE PRICE        ON NAV
---------------------------------------------------

1-Year                         8.98%         7.32%
---------------------------------------------------
5-Year                         8.43%         6.81%
---------------------------------------------------
Since Inception                6.28%         6.05%
---------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
---------------------------------------------------

Healthcare                                     26%
---------------------------------------------------
Housing/Multifamily                            15%
---------------------------------------------------
Water and Sewer                                14%
---------------------------------------------------
Utilities                                      10%
---------------------------------------------------
Basic Materials                                 9%
---------------------------------------------------

[BAR CHART]

2001-2002 MONTHLY TAX-FREE DIVIDENDS PER SHARE2

6/01     0.0665
7/01     0.0665
8/01     0.0665
9/01     0.068
10/01    0.068
11/01    0.068
12/01    0.07
1/02     0.07
2/02     0.07
3/02     0.0715
4/02     0.0715
5/02     0.0715



[LINE CHART]
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.

6/1/01                     15.35
                           15.38
                           15.38
                           15.25
                           15
                           15.16
                           15.21
                           15.25
                           15.46
                           15.49
                           15.42
                           15.55
                           15.59
                           15.46
                           15.46
                           15.43
                           15.03
                           14.95
                           15.03
                           15.02
                           15.15
                           15.22
                           15.52
                           15.35
                           15.21
                           15.2
                           15.21
                           15.27
                           15.5
                           15.56
                           15.54
                           15.53
                           15.41
                           15.53
                           15.52
                           15.67
                           15.82
                           15.86
                           15.93
                           15.86
                           15.82
                           15.57
                           15.4
                           15.32
                           15.36
                           15.25
                           15.48
                           15.5
                           15.47
                           15.65
                           15.75
                           15.8
5/31/02                    15.83






1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 30%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state income taxes. It is based on a combined federal and state income tax rate of 34%.
2 The Fund also paid shareholders a net ordinary income distribution in December
  2001 of $0.0189 per share.

Nuveen Georgia Dividend Advantage Municipal Fund

Performance
   Overview As of May 31, 2002



        NZX



[PIE CHART]
AAA/U.S. GUARANTEED                 66%
AA                                  15%
A                                   14%
BBB                                  5%



PORTFOLIO STATISTICS
---------------------------------------------------

Share Price                                 $14.74
---------------------------------------------------
Common Share Net Asset Value                $14.00
---------------------------------------------------
Market Yield                                 5.41%
---------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   7.73%
---------------------------------------------------
Taxable-Equivalent Yield
(Federal and State Income Tax Rate)1         8.20%
---------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                       $27,381
---------------------------------------------------
Average Effective Maturity (Years)           25.26
---------------------------------------------------
Leverage-Adjusted Duration                   16.50
---------------------------------------------------

CUMULATIVE TOTAL RETURN (Inception 9/01)
---------------------------------------------------

                      ON SHARE PRICE        ON NAV
---------------------------------------------------

Since Inception                1.42%         1.02%
---------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
---------------------------------------------------

Education and Civic Organizations              18%
---------------------------------------------------
Healthcare                                     18%
---------------------------------------------------
Tax Obligation/Limited                         17%
---------------------------------------------------
Water and Sewer                                15%
---------------------------------------------------
Housing/Single Family                          11%
---------------------------------------------------

[BAR CHART]


2001-2002 MONTHLY TAX-FREE DIVIDENDS PER SHARE
11/01                               0.0665
12/01                               0.0665
1/02                                0.0665
2/02                                0.0665
3/02                                0.0665
4/02                                0.0665
5/02                                0.0665


[LINE CHART]
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.

9/28/01                    15.1
                           15.01
                           15.04
                           15.01
                           15.11
                           15.19
                           15.12
                           15.12
                           15.13
                           15.05
                           15.3
                           14.92
                           14.9
                           14.69
                           14.7
                           14.85
                           14.94
                           14.99
                           15.25
                           15.25
                           15.15
                           15.03
                           15
                           15
                           14.97
                           14.65
                           14.65
                           14.32
                           14.35
                           14.83
                           15.04
                           14.75
                           14.65
                           14.75
                           14.6
5/31/02                    14.74





1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 30%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state income taxes. It is based on a combined federal and state income tax rate of 34%.

Nuveen Massachusetts Premium Income Municipal Fund

Performance
   Overview As of May 31, 2002



        NMT


[PIE CHART]
AAA/U.S. GUARANTEED                 68%
AA                                   9%
A                                   16%
BBB                                  5%
NR                                   2%


PORTFOLIO STATISTICS
---------------------------------------------------

Share Price                                 $15.70
---------------------------------------------------
Common Share Net Asset Value                $14.48
---------------------------------------------------
Market Yield                                 5.35%
---------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   7.64%
---------------------------------------------------
Taxable-Equivalent Yield
(Federal and State Income Tax Rate)1         8.05%
---------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                       $67,856
---------------------------------------------------
Average Effective Maturity (Years)           17.21
---------------------------------------------------
Leverage-Adjusted Duration                    9.62
---------------------------------------------------

ANNUALIZED TOTAL RETURN (Inception 3/93)
---------------------------------------------------

                      ON SHARE PRICE        ON NAV
---------------------------------------------------

1-Year                         8.04%         7.51%
---------------------------------------------------
5-Year                         6.91%         6.54%
---------------------------------------------------
Since Inception                6.16%         6.20%
---------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
---------------------------------------------------

U.S. Guaranteed                                24%
---------------------------------------------------
Education and Civic Organizations              20%
---------------------------------------------------
Housing/Multifamily                            20%
---------------------------------------------------
Healthcare                                     15%
---------------------------------------------------
Tax Obligation/General                          8%
---------------------------------------------------
[BAR CHART]

2001-2002 MONTHLY TAX-FREE DIVIDENDS PER SHARE2

6/01     0.068
7/01     0.068
8/01     0.068
9/01     0.069
10/01    0.069
11/01    0.069
12/01    0.07
1/02     0.07
2/02     0.07
3/02     0.07
4/02     0.07
5/02     0.07


[LINE CHART]
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.

6/1/01                     15.33
                           15.32
                           15.26
                           15.2
                           15.24
                           15.43
                           15.33
                           15.4
                           15.4
                           15.6
                           15.7
                           15.89
                           15.85
                           15.91
                           16.05
                           16.05
                           15.45
                           15.35
                           15.65
                           15.58
                           15.84
                           15.68
                           15.8
                           15.86
                           15.83
                           15.94
                           16.02
                           15.88
                           15.7
                           15.76
                           15.67
                           15.51
                           15.59
                           15.76
                           15.83
                           15.83
                           15.73
                           15.9
                           15.85
                           16.04
                           15.9
                           15.71
                           15.25
                           14.95
                           14.99
                           15.1
                           15.3
                           15.46
                           15.65
                           15.71
                           15.9
                           15.56
5/31/02                    15.7




1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 30%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state income taxes. It is based on a combined federal and state income tax rate of 33.5%.

Nuveen Massachusetts Dividend Advantage Municipal Fund

Performance
   Overview As of May 31, 2002



        NMB


[PIE CHART]
AAA/U.S. GUARANTEED                 66%
AA                                  17%
A                                    6%
BBB                                 11%


PORTFOLIO STATISTICS
---------------------------------------------------

Share Price                                 $15.95
---------------------------------------------------
Common Share Net Asset Value                $14.16
---------------------------------------------------
Market Yield                                 5.49%
---------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   7.84%
---------------------------------------------------
Taxable-Equivalent Yield
(Federal and State Income Tax Rate)1         8.26%
---------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                       $27,519
---------------------------------------------------
Average Effective Maturity (Years)           25.47
---------------------------------------------------
Leverage-Adjusted Duration                   13.67
---------------------------------------------------

ANNUALIZED TOTAL RETURN (Inception 1/01)
---------------------------------------------------

                      ON SHARE PRICE        ON NAV
---------------------------------------------------

1-Year                        14.15%         8.46%
---------------------------------------------------
Since Inception               10.59%         5.02%
---------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
---------------------------------------------------

Education and Civic Organizations              19%
---------------------------------------------------
Tax Obligation/General                         15%
---------------------------------------------------
Transportation                                 13%
---------------------------------------------------
Healthcare                                     11%
---------------------------------------------------
Water and Sewer                                10%
---------------------------------------------------


[BAR CHART]

2001-2002 MONTHLY TAX-FREE DIVIDENDS PER SHARE
6/01     0.073
7/01     0.073
8/01     0.073
9/01     0.073
10/01    0.073
11/01    0.073
12/01    0.073
1/02     0.073
2/02     0.073
3/02     0.073
4/02     0.073
5/02     0.073



[LINE CHART]
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.

6/1/01                     14.78
                           14.91
                           14.82
                           14.89
                           14.81
                           14.98
                           14.93
                           14.88
                           14.99
                           15.04
                           15.17
                           15.38
                           15.65
                           15.66
                           15.51
                           15.57
                           15.25
                           15.15
                           15.5
                           15.53
                           15.48
                           15.42
                           15.49
                           15.79
                           15.55
                           15.63
                           15.49
                           15.62
                           15.2
                           15.08
                           15.22
                           15.47
                           15.54
                           15.6
                           15.36
                           15.5
                           15.2
                           15.2
                           15.31
                           15.36
                           15.51
                           15.32
                           15.57
                           15.7
                           15.74
                           15.72
                           15.78
                           15.8
                           15.92
                           15.9
                           15.9
                           15.85
5/31/02                    15.95



1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 30%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state income taxes. It is based on a combined federal and state income tax rate of 33.5%.

Nuveen Missouri Premium Income Municipal Fund

Performance
   Overview As of May 31, 2002



        NOM


[PIE CHART]
AAA/U.S. GUARANTEED                 69%
AA                                  11%
A                                    3%
BBB                                  5%
NR                                  11%
OTHER                                1%


PORTFOLIO STATISTICS
---------------------------------------------------

Share Price                                 $15.41
---------------------------------------------------
Common Share Net Asset Value                $14.35
---------------------------------------------------
Market Yield                                 5.41%
---------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   7.73%
---------------------------------------------------
Taxable-Equivalent Yield
(Federal and State Income Tax Rate)1         8.20%
---------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                       $31,619
---------------------------------------------------
Average Effective Maturity (Years)           16.12
---------------------------------------------------
Leverage-Adjusted Duration                    9.53
---------------------------------------------------

ANNUALIZED TOTAL RETURN (Inception 5/93)
---------------------------------------------------

                      ON SHARE PRICE        ON NAV
---------------------------------------------------

1-Year                        14.11%         8.65%
---------------------------------------------------
5-Year                         9.08%         6.66%
---------------------------------------------------
Since Inception                5.82%         5.73%
---------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
---------------------------------------------------

Healthcare                                     19%
---------------------------------------------------
U.S. Guaranteed                                18%
---------------------------------------------------
Tax Obligation/General                         18%
---------------------------------------------------
Tax Obligation/Limited                         15%
---------------------------------------------------
Education and Civic Organizations              11%
---------------------------------------------------

[BAR CHART]

2001-2002 MONTHLY TAX-FREE DIVIDENDS PER SHARE

6/01                                0.0655
7/01                                0.0655
8/01                                0.0655
9/01                                0.0665
10/01                               0.0665
11/01                               0.0665
12/01                               0.0675
1/02                                0.0675
2/02                                0.0675
3/02                                0.0695
4/02                                0.0695
5/02                                0.0695


[LINE CHART]
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.

6/1/01                     14.25
                           14.27
                           14.29
                           14.3
                           14.39
                           14.42
                           14.59
                           14.6
                           14.7
                           14.82
                           14.82
                           14.93
                           15
                           15.05
                           15.09
                           15.09
                           14.87
                           14.98
                           15.24
                           15.08
                           15.08
                           15.1
                           15.21
                           15.33
                           15.3
                           15.35
                           15.3
                           15.3
                           15.26
                           15.07
                           15.08
                           15.07
                           15.12
                           15.19
                           15.37
                           15.29
                           15.41
                           15.3
                           15.25
                           15.25
                           15.56
                           15.52
                           15.45
                           15.45
                           15.3
                           15.25
                           15.21
                           15.45
                           15.5
                           15.5
                           15.41
                           15.55
5/31/02                    15.41




1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 30%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state income taxes. It is based on a combined federal and state income tax rate of 34%.

V1



THE NUVEEN

INVESTOR


PHOTO OF: 2 boys

Bond surveillance -
a HIGH PRIORITY at NUVEEN
The Enron scandal has raised numerous questions about the real value of American securities. Investors want to know what safeguards are in place to inspire their trust and ensure their holdings are dependable. The Nuveen Investor recently spoke with David Blair, Assistant Vice President and Senior Analyst at Nuveen, about the research and surveillance processes used for Nuveen funds.


HOW DO NUVEEN'S RESEARCH ANALYSTS EVALUATE BONDS PRIOR TO PURCHASE?
We evaluate factors impacting market sectors, issuers and specific bonds and assign credit ratings to bonds we consider for purchase. We seek to purchase bonds with stable and improving credit characteristics, which have attractive prices and yields relative to other bonds in their sectors.

HOW DO YOU CONDUCT YOUR RESEARCH?
We conduct detailed analyses that often involve site visits and discussions with managers of the projects being financed. Since Nuveen is a major investor with large buying power, issuers and project managers are willing to listen to us and respond to our concerns.

IS THE RESEARCH AND ANALYSIS PROCESS ANY DIFFERENT WHEN CONSIDERING HIGH-YIELD BONDS?
Up to 20 percent of some funds can be invested in below investment grade bonds to help the fund attain a higher yield. This underscores the need for research. If one of our 16 analysts believes a high-yield bond should be purchased, a second analyst reviews the issue as well.

HOW DO YOU MONITOR THE VARIOUS BONDS ONCE THEY'VE BEEN PURCHASED?
We have a proprietary database with information and analysis on the bonds Nuveen holds in its funds. Among other things, we are able to evaluate risk exposure to sectors, issuers and specific bonds on an on-going basis.

HOW DOES THE RESEARCH DEPARTMENT COMMUNICATE THE INFORMATION GATHERED?
We conduct biweekly meetings within the research department and weekly meetings with portfolio managers. We also write-up our findings and distribute them with "buy," "hold" or "sell" recommendations to portfolio managers.

                                                          (continued on page 15)



     Volume one 2002
     INSIDE
13   Bond Surveillance -
     A High Priority at Nuveen
14   Is it Time to Rethink
     Your Bond Strategy?
15   Many Investors Continue
     to Find Solutions with Professional Advice
16   Fund Reports
     Available Online
16   ETFConnect:
     The Source for All Exchange-Traded Funds
    (C)2002 Nuveen Investments.
     All rights reserved.



LOGO: NUVEEN INVESTMENTS

V1

IS IT TIME TO RETHINK YOUR BOND STRATEGY?
Significant stock market losses in recent history have sent many investors toward bonds as a way to potentially cut their losses and balance equity-dominated portfolios. While many consider bonds a set-and-forget investment, there are several circumstances that might prompt you to reassess -- and perhaps revamp -- your bond holdings.

TAX BRACKET CHANGES
The Economic Growth and Tax Relief Reconciliation Act of 2001 has dropped tax brackets a percentage point this year, but a higher salary, large bonus, sale of assets or retirement may push you into a higher tax bracket for 2002.

If you are in a higher tax bracket and want to generate an income stream without raising your tax burden, tax-free municipal bonds may be a prudent option. Even if you are in a lower tax bracket, municipal bonds could make sense. The question is whether municipal or taxable bonds will deliver a better taxable yield.

RETIREMENT PLANS CHANGE
Whether you are near retirement or are currently enjoying it, you may want to consider rebalancing your retirement accounts with less stock and more bonds, to potentially reduce risk and try to preserve the assets that you have accumulated. If you are just entering retirement you may want to make tax-free municipal bonds a part of your portfolio to emphasize income generation and protection from taxation.

RISK TOLERANCE CHANGES
The recent market volatility and market downturn may have caused many investors to reevaluate their tolerance for risk. On the other hand, your portfolio might have performed well over the last few years and you may not need to take on extra risk to meet your long-term goals. In either situation you could take a look at your bond portfolio and determine whether you need to make changes to correspond with your tolerance for risk.

PORTFOLIO CHANGES
If you make significant changes to one or more of your investments, you'll want to look at your portfolio as a whole, particularly with regard to overall asset allocation. You may need to do some rebalancing to stay on track with your investment strategy.

Your financial advisor can help. Regardless of how your circumstances change, he or she can provide up-to-date information on the bond market and various funds to help you decide how to maximize your returns consistent with your short- and long-term financial goals.

No investment is risk free and some investments carry more risk than others. It is important to know what the risks are, to evaluate them against any potential rewards, and to determine your tolerance for risk when selecting an investment.

PHOTO OF: lighthouse
photo of: 2 children

THE NUVEEN INVESTOR VOL 02.1

LOGO: Nuveen Investments
photo: clouds
photo: woman and girl

V1

MANY INVESTORS CONTINUE
TO FIND SOLUTIONS WITH
PROFESSIONAL ADVICE
For many investors, current financial markets are confusing and frustrating. According to research conducted for the Forum for Investor Advice*, that's the number one reason many turn to a financial advisor. They want someone to suggest ideas and provide consultation, dialogue and professional advice.

Investors say their advisors are helpful in other key ways, including...

o Saving time. After consultation, investors note that the second most important reason for using an advisor is to have someone else monitor their portfolio, reducing the amount of time they spend on investing.

o Help in sorting through information. Investors in the 21st century have more products from which to choose than in the past. For example, there are approximately 8,000 mutual funds today, up from 3,000 in 1990.

o Assistance in setting financial goals. According to investors who use a financial advisor, they are more likely to have a plan for a specific financial goal than do-it-yourself investors.

o Staying focused. Advisor-assisted investors are more likely than do-it-yourself investors to have developed a comprehensive investment program.

o Peace of mind. Investors say their comfort level in all types of markets is higher when using an advisor for a "second opinion" on an investment decision.

*The survey of 324 investors was conducted in December of 2000 by Market Facts and analyzed by New York based Neuwirth Research. Of the 324, 166 said they had an ongoing relationship with a financial advisor, while 157 described themselves as do-it-yourselfers.

(continued from page 13)



HOW ARE PROBLEM BONDS IDENTIFIED AND HANDLED?
We conduct surveillance on our bonds on a regular basis to ensure, among other things, that deteriorating bonds are identified early. We then discuss any emerging problems and potential courses of action with the portfolio manager.


HOW MANY ISSUES DOES THE RESEARCH DEPARTMENT FOLLOW?
We follow 12 sectors and 1,500 uninsured bonds, worth about $18 billion of Nuveen's $45 billion in total municipal assets. The remaining $27 billion in municipal assets are insured or escrowed (backed by Treasury bonds). For the insured bonds, we monitor closely on a regular basis the insurers guaranteeing the bonds.

WILL RESEARCH AND SURVEILLANCE CHANGE IN LIGHT OF PROBLEMS WITH ENRON
SECURITIES?
Overall, our investment process and surveillance have worked well and been effective. However, we meet as a group on a regular basis and are constantly evaluating ways to improve the process to respond to issues and the market environment.




The Nuveen Investor VOL 02.1

LOGO: Nuveen Investments

LOOK AHEAD...

FUND REPORTS
AVAILABLE
ONLINE

V1

photo of 2 web pages

Nuveen Fund information is now available online. Once you register, you'll receive an e-mail notice with a link to your Fund's reports and other information just as soon as it is ready. Registering takes only a few minutes.

If you receive statements from a brokerage firm or financial advisor, go to WWW.INVESTORDELIVERY.COM. Enter your personal 13-character enrollment number imprinted on the address sheet of this report near your name. From the options on the follow-up page, select the New Enrollment-Create screen. Once there, enter your e-mail address and a personal, four-digit PIN. Hit the Submit button. Confirm the information you entered is correct, then hit Submit again.

If you receive statements directly from Nuveen, go to WWW.NUVEEN.COM. Select the Access Your Account tab, then select E-Report Enrollment. Finally, click on the Enrollment Page. Once there, you'll need to provide your social security number and e-mail address. Click on Enroll.

After registering, you should receive a confirming e-mail within 24 hours. If not, repeat these steps to ensure all information is accurate. You can use this same process if you need to change your registration information or want to cancel Internet viewing. The e-mail address you provide is strictly confidential and will only be used to notify you of shareholder information.



The information in this newsletter should not be construed as specific tax or investment advice. Contact your advisor for information about your particular situation.

ETFCONNECT:
THE SOURCE FOR ALL
EXCHANGE-TRADED FUNDS

Last fall, Nuveen launched ETFConnect, the industry's first website featuring all-encompassing information on exchanged-traded funds. Whatever you're looking for in the world of Index ETFs or Closed-End Exchange-Traded Funds - prices, NAVs, dividend information, performance histories, new developments - this is the place. Highlights include Quick Facts sheets for more than 500 funds, a multi-fund search capability, website links, a list of fund sponsors, tools for portfolio tracking, and a continually updated education center. Check out WWW.ETFCONNECT.COM.

photo of web pages

The Nuveen Investor Vol 02.1



Logo: NUVEEN Investments

Report of
      Independent Auditors




THE BOARD OF TRUSTEES AND SHAREHOLDERS
NUVEEN CONNECTICUT PREMIUM INCOME MUNICIPAL FUND
NUVEEN CONNECTICUT DIVIDEND ADVANTAGE MUNICIPAL FUND
NUVEEN CONNECTICUT DIVIDEND ADVANTAGE MUNICIPAL FUND 2
NUVEEN GEORGIA PREMIUM INCOME MUNICIPAL FUND
NUVEEN GEORGIA DIVIDEND ADVANTAGE MUNICIPAL FUND
NUVEEN MASSACHUSETTS PREMIUM INCOME MUNICIPAL FUND
NUVEEN MASSACHUSETTS DIVIDEND ADVANTAGE MUNICIPAL FUND
NUVEEN MISSOURI PREMIUM INCOME MUNICIPAL FUND

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Nuveen Connecticut Premium Income Municipal Fund, Nuveen Connecticut Dividend Advantage Municipal Fund, Nuveen Connecticut Dividend Advantage Municipal Fund 2, Nuveen Georgia Premium Income Municipal Fund, Nuveen Georgia Dividend Advantage Municipal Fund, Nuveen Massachusetts Premium Income Municipal Fund, Nuveen Massachusetts Dividend Advantage Municipal Fund and Nuveen Missouri Premium Income Municipal Fund as of May 31, 2002, and the related statements of operations, changes in net assets and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2002, by correspondence with the custodian and brokers or by other appropriate alternative auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Nuveen Connecticut Premium Income Municipal Fund, Nuveen Connecticut Dividend Advantage Municipal Fund, Nuveen Connecticut Dividend Advantage Municipal Fund 2, Nuveen Georgia Premium Income Municipal Fund, Nuveen Georgia Dividend Advantage Municipal Fund, Nuveen Massachusetts Premium Income Municipal Fund, Nuveen Massachusetts Dividend Advantage Municipal Fund and Nuveen Missouri Premium Income Municipal Fund at May 31, 2002, and the results of their operations, changes in their net assets and their financial highlights for the periods indicated therein in conformity with accounting principles generally accepted in the United States.

                                                           /s/ Ernst & Young LLP




Chicago, Illinois
July 12, 2002


          Nuveen Connecticut Premium Income Municipal Fund (NTC)

          Portfolio of
                     Investments May 31, 2002






   PRINCIPAL                                                                               OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 1.9%

$       1,415   Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-Backed       7/10 at 100.00        Aa3      $1,445,621
                 Bonds, Series 2000, 5.750%, 7/01/20

------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 31.6%

                Connecticut Higher Education Supplemental Loan Authority,
                Revenue Bonds (Family Education Loan Program), 1996 Series A:
        1,215    5.800%, 11/15/14 (Alternative Minimum Tax)                              11/06 at 102.00        AAA       1,280,355
          780    5.875%, 11/15/17 (Alternative Minimum Tax)                              11/06 at 102.00        AAA         812,877

          830   Connecticut Higher Education Supplemental Loan Authority,                11/09 at 102.00        AAA         880,987
                 Revenue Bonds (Family Education Loan Program), 1999 Series A,
                 6.000%, 11/15/18

          995   Connecticut Higher Education Supplemental Loan Authority, Revenue        11/11 at 100.00        Aaa         999,756
                 Bonds (Family Education Loan Program), 2001 Series A,
                 5.250%, 11/15/18 (Alternative Minimum Tax)

        1,540   State of Connecticut Health and Educational Facilities Authority,         7/03 at 102.00        BBB       1,540,123
                 Revenue Bonds (Quinnipiac College Issue), Series D,
                 6.000%, 7/01/23

        2,000   State of Connecticut Health and Educational Facilities Authority,         7/06 at 102.00        AAA       2,125,160
                 Revenue Bonds (Trinity College Issue), Series E, 5.875%, 7/01/26

        1,500   State of Connecticut Health and Educational Facilities Authority,         7/06 at 102.00        AAA       1,550,520
                 Revenue Bonds (The Loomis Chaffee School Issue), Series C,
                 5.500%, 7/01/16

        1,800   State of Connecticut Health and Educational Facilities Authority,         7/08 at 102.00        AAA       1,789,488
                 Revenue Bonds (Fairfield University Issue), Series H,
                 5.000%, 7/01/23

        2,920   State of Connecticut Health and Educational Facilities Authority,         7/07 at 102.00        AAA       3,033,384
                 Revenue Bonds (Connecticut College Issue), Series C-1,
                 5.500%, 7/01/20

        1,250   State of Connecticut Health and Educational Facilities Authority,         7/09 at 101.00        AAA       1,262,988
                 Revenue Bonds (Fairfield University), Series I, 5.250%, 7/01/25

          750   State of Connecticut Health and Educational Facilities Authority,         7/09 at 101.00        Aaa         775,823
                 Revenue Bonds (The Horace Bushnell Memorial Hall Issue),
                 Series A, 5.625%, 7/01/29

          500   State of Connecticut Health and Educational Facilities Authority,         7/11 at 101.00        AAA         489,840
                 Revenue Bonds (Trinity College), Series 2001G, 5.000%, 7/01/31

          650   State of Connecticut Health and Educational Facilities Authority,         7/11 at 101.00         A2         672,081
                 Revenue Bonds (Loomis Chaffee School), Series D, 5.500%, 7/01/23

          450   State of Connecticut Health and Educational Facilities Authority,         3/11 at 101.00        AAA         440,618
                 Revenue Bonds (Greenwich Academy), 2001 Series B,
                 5.000%, 3/01/32

        2,000   State of Connecticut Health and Educational Facilities Authority,         7/12 at 101.00         AA       1,976,060
                 Revenue Bonds (University of Hartford Issue), 2002 Series E,
                 5.250%, 7/01/32

          500   State of Connecticut Health and Educational Facilities Authority,         7/09 at 100.00        AAA         499,485
                 Revenue Bonds (Yale University Issue), 2002 Series W,
                 5.125%, 7/01/27

        3,060   University of Connecticut, Student Fee Revenue Bonds,                    11/08 at 101.00        AAA       2,888,212
                 1998 Series A, 4.750%, 11/15/27

        1,000   University of Connecticut, Student Fee Revenue Refunding Bonds,          11/12 at 101.00        AAA       1,035,260
                 2002 Series A, 5.250%, 11/15/19


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 19.1%

        1,000   State of Connecticut Health and Educational Facilities Authority,         7/04 at 102.00        AAA       1,086,310
                 Revenue Bonds (Newington Children's Hospital), Series A,
                 6.050%, 7/01/10

        1,595   State of Connecticut Health and Educational Facilities Authority,         7/02 at 102.00        AAA       1,631,494
                 Revenue Bonds (St. Francis Hospital and Medical Center Issue),
                 Series B, 6.200%, 7/01/22

        2,000   State of Connecticut Health and Educational Facilities Authority,         7/09 at 101.00        Aaa       1,959,320
                 Revenue Bonds (Stamford Hospital Issue), Series G, 5.000%, 7/01/24


                                       18

   PRINCIPAL                                                                               OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE (continued)

$       1,000   State of Connecticut Health and Educational Facilities Authority,         7/07 at 102.00        AAA      $1,035,190
                 Revenue Bonds (The William W. Backus Hospital Issue), Series D,
                 5.750%, 7/01/27

        3,000   State of Connecticut Health and Educational Facilities Authority,         7/07 at 101.00        Aaa       2,977,680
                 Revenue Refunding Bonds (Middlesex Health Services Issue),
                 Series 1997H, 5.125%, 7/01/27

        2,000   State of Connecticut Health and Educational Facilities Authority,         7/10 at 101.00         AA       2,127,220
                 Revenue Bonds (Eastern Connecticut Health Network Issue),
                 Series A, 6.000%, 7/01/25

        2,000   Connecticut Development Authority, Solid Waste Disposal Facilities        7/05 at 102.00        AAA       2,211,740
                 Revenue Bonds (Pfizer, Inc. Project), Series 1994,
                 7.000%, 7/01/25 (Alternative Minimum Tax)

        1,500   Puerto Rico Industrial, Tourist, Educational, Medical and                 8/05 at 101.50        AAA       1,575,855
                 Environmental Control Facilities Financing Authority, Hospital
                 Revenue Refunding Bonds (FHA-Insured Mortgage - Pila
                 Hospital Project), 1995 Series A, 6.125%, 8/01/25


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 6.7%

        1,000   Connecticut Housing Finance Authority, Housing Mortgage Finance          12/09 at 100.00        AAA       1,042,000
                 Program Bonds, 1999 Series D2, 6.200%, 11/15/41 (Alternative
                 Minimum Tax)

        1,000   Housing Authority of the City of Waterbury, Connecticut, Mortgage         7/02 at 100.00        AAA       1,000,110
                 Refunding Revenue Bonds (FHA-Insured Mortgage Loan -
                 Waterbury NSA-II Section 8 Assisted Project), Series 1998C,
                 5.450%, 7/01/23

          965   Waterbury Nonprofit Housing Corporation, Connecticut, Taxable             7/02 at 101.00        AAA         975,740
                 Mortgage Revenue Refunding Bonds (FHA-Insured Mortgage
                 Loan - Fairmont Height Section 8 Assisted Project), Series 1993A,
                 6.500%, 7/01/07

        1,920   Housing Authority of the City of Willimantic, Connecticut,               10/05 at 105.00        AAA       2,100,730
                 Multifamily Housing Revenue Bonds (GNMA Collateralized
                 Mortgage Loan - Village Heights Apartments Project),
                 Series 1995A, 8.000%, 10/20/30


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 10.0%

        3,175   Connecticut Housing Finance Authority, Housing Mortgage                   5/03 at 102.00        AAA       3,295,872
                 Finance Program Bonds, 1993 Series B, 6.200%, 5/15/12

        2,000   Connecticut Housing Finance Authority, Housing Mortgage                  11/06 at 102.00        AAA       2,078,580
                 Finance Program Bonds, 1996 Series E (Subseries E-2),
                 6.150%, 11/15/27 (Alternative Minimum Tax)

          225   Connecticut Housing Finance Authority, Housing Mortgage Finance           5/10 at 100.00        AAA         236,063
                 Program Bonds, 2000 Series A (Subseries A-1), 6.000%, 11/15/28

          500   Connecticut Housing Finance Authority, Housing Mortgage Finance           5/10 at 100.00        AAA         497,510
                 Program Bonds, 2001 Series A-1, 5.250%, 11/15/28

          525   Connecticut Housing Finance Authority, Housing Mortgage Finance           5/10 at 100.00        AAA         524,213
                 Program Bonds, 2001 Series A (Subseries A-2), 5.450%, 5/15/32

        1,000   Connecticut Housing Finance Authority, Housing Mortgage Finance          11/10 at 100.00        AAA         983,430
                 Program Bonds, 2001 Series C, 5.300%, 11/15/33 (Alternative
                 Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 10.1%

        1,300   State of Connecticut Health and Educational Facilities Authority,         8/08 at 102.00        AAA       1,290,458
                 Revenue Bonds (Hebrew Home and Hospital Issue) (FHA-Insured
                 Mortgage), Series B, 5.200%, 8/01/38

        2,000   State of Connecticut Health and Educational Facilities Authority,        11/03 at 102.00        AAA       2,080,000
                 Revenue Bonds (Nursing Home Program Issue) (Mansfield Center
                 for Nursing and Rehabilitation Project), Series 1993, 5.875%,
                 11/01/12

          615   Connecticut Development Authority, First Mortgage Gross Revenue           9/09 at 102.00         AA         651,279
                 Healthcare Project Refunding Bonds (Connecticut Baptist Homes,
                 Inc. Project), Series 1999, 5.500%, 9/01/15

                Connecticut Development Authority, Revenue Refunding Bonds
                (Duncaster Inc. Project), Series 1999A:
        1,000    5.250%, 8/01/19                                                          2/10 at 102.00         AA       1,011,900
        1,000    5.375%, 8/01/24                                                          2/10 at 102.00         AA       1,004,230

                Connecticut Development Authority, Health Facility Refunding
                Revenue Bonds (Alzheimer's Resource Center of Connecticut, Inc.
                Project), Series 1994A:
          695    6.875%, 8/15/04                                                            No Opt. Call        N/R          694,555
        1,000    7.000%, 8/15/09                                                          8/04 at 102.00        N/R          999,850


                                       19

Nuveen Connecticut Premium Income Municipal Fund (NTC) (continued)
                                    Portfolio of Investments May 31, 2002




   PRINCIPAL                                                                               OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 18.9%

$       1,500   City of Bridgeport, Connecticut, General Obligation Bonds, 2000           7/10 at 101.00        AAA       $1,643,250
                 Series A, 6.000%, 7/15/19

                Town of Cheshire, Connecticut, General Obligation Bonds, Issue of 1999:
          660    5.625%, 10/15/16                                                        10/09 at 101.00        Aa3         711,513
          660    5.625%, 10/15/17                                                        10/09 at 101.00        Aa3         708,074

        1,000   State of Connecticut, General Obligation Bonds, Series 1999B,            11/09 at 101.00         AA       1,059,550
                 5.500%, 11/01/18

        1,960   State of Connecticut, General Obligation Bonds, Series 1993E,               No Opt. Call         AA       2,249,982
                 6.000%, 3/15/12

        1,500   State of Connecticut, General Obligation Bonds, Series 2002A,             4/12 at 100.00         AA       1,566,495
                 5.375%, 4/15/19

        1,650   State of Connecticut, General Fund Obligation Bonds, Issued by the       10/04 at 102.00         AA       1,811,403
                 Connecticut Development Authority, Series 1994A,
                 6.375%, 10/15/14

        1,000   City of Hartford, Connecticut, General Obligation Bonds,                  6/10 at 102.00        AAA       1,057,270
                 5.500%, 6/15/20

          400   Northern Mariana Islands Commonwealth, General Obligation Bonds,          6/10 at 100.00          A         411,112
                 Series 2000A, 6.000%, 6/01/20

                Regional School District No. 16, Towns of Beacon Falls and Prospect,
                Connecticut, General Obligation Bonds, Issue of 2000:
          350    5.500%, 3/15/18                                                          3/10 at 101.00        Aaa         374,493
          350    5.625%, 3/15/19                                                          3/10 at 101.00        Aaa         376,765
          350    5.700%, 3/15/20                                                          3/10 at 101.00        Aaa         376,464

        1,000   City of Waterbury, Connecticut, General Obligation Bonds,                 4/12 at 100.00        AAA       1,056,230
                 Series 2002A, 5.375%, 4/01/17

          965   City of Waterbury, Connecticut, General Obligation Tax Revenue            2/09 at 101.00         AA       1,015,402
                 Intercept Bonds, 2000 Issue, 6.000%, 2/01/19


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 12.2%

        1,900   Capitol Region Education Council, Connecticut, Revenue Bonds,            10/05 at 102.00        BBB       2,017,705
                 6.700%, 10/15/10

        2,000   State of Connecticut Health and Educational Facilities Authority,         7/09 at 102.00        AAA       2,076,220
                 Revenue Bonds, Child Care Facilities Program, Series C,
                 5.625%, 7/01/29

        1,000   State of Connecticut, Special Tax Obligation Bonds, Transportation       12/09 at 101.00        AAA       1,065,290
                 Infrastructure Purposes, 1999 Series A, 5.625%, 12/01/19

        1,700   State of Connecticut, Special Tax Obligation Bonds, Transportation          No Opt. Call         AA-       2,003,178
                 Infrastructure Purposes, 1991 Series B, 6.500%, 10/01/10

        1,000   State of Connecticut, Second Injury Fund Special Assessment               1/11 at 101.00        AAA       1,071,090
                 Revenue Bonds, Series 2000A, 5.250%, 1/01/14

        1,000   Virgin Islands Public Finance Authority, Revenue Bonds (Virgin           10/10 at 101.00        BBB-      1,078,310
                 Islands Gross Receipts Tax Loan Note), Series 1999A,
                 6.500%, 10/01/24


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 7.3%

          750   State of Connecticut, General Airport Revenue Bonds (Bradley              4/11 at 101.00        AAA         731,318
                 International Airport), Series 2001A,  5.125%, 10/01/26
                 (Alternative Minimum Tax)

        2,075   State of Connecticut, Airport Revenue Refunding Bonds (Bradley           10/04 at 100.00        AAA       2,305,387
                 International Airport), Series 1992, 7.650%, 10/01/12

        1,000   City of Hartford, Connecticut, Parking System Revenue Bonds,              7/10 at 100.00        BBB       1,031,070
                 2000 Series A, 6.400%, 7/01/20

        1,500   City of New Haven, Connecticut, Air Rights Parking Facility Revenue       6/02 at 102.00        AAA       1,534,725
                 Bonds, Series 1991, 6.500%, 12/01/15 (Pre-refunded to 6/24/02)


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 12.8%

           40   State of Connecticut, General Obligation Bonds, 1993 Series E,              No Opt. Call      AA***          45,918
                 6.000%, 3/15/12

        1,600   State of Connecticut Health and Educational Facilities Authority,         7/03 at 102.00    Baa3***       1,697,728
                 Revenue Bonds (Sacred Heart University Issue), Series B,
                 5.700%, 7/01/16 (Pre-refunded to 7/01/03)

           20   State of Connecticut Health and Educational Facilities Authority,         7/02 at 102.00        AAA          20,474
                 Revenue Bonds (Trinity College Issue), Series C, 6.000%, 7/01/22
                 (Pre-refunded to 7/01/02)

        2,910   State of Connecticut, Health and Educational Facilities Authority,        7/03 at 102.00     BBB***       3,097,084
                 Revenue Bonds (Quinnipiac College Issue), Series D,
                  6.000%, 7/01/23 (Pre-refunded to 7/01/03)





                                       20

   PRINCIPAL                                                                               OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED (continued)

$       2,000   State of Connecticut Health and Educational Facilities Authority,        11/04 at 102.00     AA-***      $2,267,500
                 Revenue Bonds (Nursing Home Program Issue) (AHF/Hartford,
                 Inc. Project), Series 1994, 7.125%, 11/01/24 (Pre-refunded to
                 11/01/04)

        1,250   State of Connecticut Health and Educational Facilities Authority,         7/04 at 101.00        AAA       1,384,388
                 Revenue Bonds (Choate Rosemary Hall Issue), Series A,
                 7.000%, 7/01/25 (Pre-refunded to 7/01/04)

          925   State of Connecticut, Airport Revenue Refunding Bonds (Bradley           10/04 at 100.00        AAA       1,039,099
                 International Airport), Series 1992, 7.650%, 10/01/12
                 (Pre-refunded to 10/01/04)

          205   South Central Connecticut Regional Water Authority, Water                 8/03 at 102.00        AAA         218,466
                 System Revenue Bonds, Eleventh Series, 5.750%, 8/01/12
                 (Pre-refunded to 8/01/03)


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 7.4%

        1,500   Connecticut Development Authority, Pollution Control Revenue             10/08 at 102.00         A3       1,531,935
                 Refunding Bonds (Connecticut Light and Power Company),
                 Series 1993A, 5.850%, 9/01/28

        2,630   Connecticut Resources Recovery Authority, Resource Recovery              11/02 at 101.50        AAA       2,739,855
                 Revenue Bonds (American Ref-Fuel Company of Southeastern
                 Connecticut Project), 1989 Series A, 7.700%, 11/15/11

        1,000   Connecticut Resources Recovery Authority, Corporate Credit               12/11 at 102.00       Baa2         980,890
                 Resource Recovery Revenue Bonds (American Ref-Fuel Company
                 of Southeastern Connecticut), Series A-I, 5.500%, 11/15/15
                 (Alternative Minimum Tax)

          395   Eastern Connecticut Resource Recovery Authority, Solid Waste              1/03 at 102.00        BBB         368,930
                 Revenue Bonds (Wheelabrator Lisbon Project), Series 1993A,
                 5.500%, 1/01/14 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 9.1%

        1,400   Connecticut Development Authority, Water Facilities Refunding             6/03 at 102.00        AAA       1,414,000
                 Revenue Bonds (Bridgeport Hydraulic Company Project),
                 Series 1993B, 5.500%, 6/01/28

        2,500   Connecticut Development Authority, Water Facilities Revenue               9/06 at 102.00        AAA       2,610,474
                 Bonds (Bridgeport Hydraulic Company Project), Series 1996,
                 6.000%, 9/01/36 (Alternative Minimum Tax)

        1,000   State of Connecticut, Clean Water Fund Revenue Bonds,                    10/11 at 100.00        AAA       1,050,170
                 Series 2001, 5.500%, 10/01/20

        1,795   South Central Connecticut Regional Water Authority, Water System          8/03 at 102.00        AAA       1,904,240
                 Revenue Bonds, Eleventh Series, 5.750%, 8/01/12
------------------------------------------------------------------------------------------------------------------------------------
$     107,610   Total Investments (cost $107,484,338) - 147.1%                                                          112,273,414
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 3.1%                                                                      2,353,439
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (50.2)%                                                        (38,300,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                         $  76,326,853
                ====================================================================================================================


                       *    Optional Call Provisions (not covered by the report
                            of independent auditors): Dates (month and year) and
                            prices of the earliest optional call or redemption.
                            There may be other call provisions at varying prices
                            at later dates.
                      **    Ratings (not covered by the report of independent
                            auditors): Using the higher of Standard & Poor's or
                            Moody's rating.
                     ***    Securities are backed by an escrow or trust
                            containing sufficient U.S. Government or U.S.
                            Government agency securities which ensures the
                            timely payment of principal and interest. Securities
                            are normally considered to be equivalent to AAA
                            rated securities.
                     N/R    Investment is not rated.
                                 See accompanying notes to financial statements.



         Nuveen Connecticut Dividend Advantage Municipal Fund (NFC)

         Portfolio of
                    Investments May 31, 2002






   PRINCIPAL                                                                               OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 7.5%

$         685   Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-Backed       7/10 at 100.00        Aa3        $699,823
                 Bonds, Series 2000, 5.750%, 7/01/20

                Guam Economic Development Authority, Asset-Backed Bonds,
                Series 2001A:
          250    5.000%, 5/15/22                                                          5/11 at 100.00         A2         253,473
          500    5.400%, 5/15/31                                                          5/11 at 100.00         A2         514,100

        1,270   Guam Economic Development Authority, Asset-Backed Bonds,                  5/11 at 100.00         A2       1,248,931
                 Series 2001B, 5.500%, 5/15/41


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 29.4%

          785   Connecticut Higher Education Supplemental Loan Authority, Revenue        11/11 at 100.00        Aaa         788,752
                 Bonds (Family Education Loan Program), Series 2001A,
                 5.250%, 11/15/18 (Alternative Minimum Tax)

           50   State of Connecticut Health and Educational Facilities Authority,         7/08 at 101.00         AA          47,843
                 Revenue Bonds (Sacred Heart University Issue), Series E,
                 5.000%, 7/01/28

          500   State of Connecticut Health and Educational Facilities Authority,         7/06 at 102.00       BBB-         511,335
                 Revenue Bonds (University of New Haven Issue), Series D,
                 6.700%, 7/01/26

          100   State of Connecticut Health and Educational Facilities Authority,         7/08 at 102.00        AAA          99,416
                 Revenue Bonds (Fairfield University Issue), Series H,
                 5.000%, 7/01/23

        2,750   State of Connecticut Health and Educational Facilities Authority,         7/11 at 101.00        AAA       2,694,120
                 Revenue Bonds (Trinity College), Series 2001G, 5.000%, 7/01/31

        1,000   State of Connecticut Health and Educational Facilities Authority,         7/11 at 101.00         A2       1,033,970
                 Revenue Bonds (The Loomis Chaffee School), Series D,
                 5.500%, 7/01/23

          625   State of Connecticut Health and Educational Facilities Authority,         3/11 at 101.00        AAA         611,969
                 Revenue Bonds (Greenwich Academy), Series 2001B,
                 5.000%, 3/01/32

        1,000   State of Connecticut Health and Educational Facilities Authority,         7/12 at 101.00         AA         988,030
                 Revenue Bonds (University of Hartford Issue), Series 2002E,
                 5.250%, 7/01/32

          500   State of Connecticut Health and Educational Facilities Authority,         7/09 at 100.00        AAA         499,485
                 Revenue Bonds (Yale University Issue), Series 2002W,
                 5.125%, 7/01/27

                Puerto Rico Industrial, Tourist, Educational, Medical and Environmental
                Control Facilities Financing Authority, Higher Education Revenue
                Bonds (Ana G. Mendez University System Project), Series 1999:
          125    5.375%, 2/01/19                                                          2/09 at 101.00        BBB         124,581
          270    5.375%, 2/01/29                                                          2/09 at 101.00        BBB         261,074

                University of Connecticut, General Obligation Bonds, Series 2001A:
        1,000    5.250%, 4/01/20                                                          4/11 at 101.00         AA       1,028,160
        1,000    4.750%, 4/01/20                                                          4/11 at 101.00         AA         986,560
        1,000    4.750%, 4/01/21                                                          4/11 at 101.00         AA         979,700


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 3.1%

          125   State of Connecticut Health and Educational Facilities Authority,         7/09 at 101.00        Aaa         122,458
                 Revenue Bonds (Stamford Hospital Issue), Series G, 5.000%, 7/01/24

        1,000   State of Connecticut Health and Educational Facilities Authority,         7/12 at 101.00         AA       1,015,400
                 Revenue Bonds (Bristol Hospital Issue), Series 2002B,
                 5.500%, 7/01/32


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 5.5%

        2,000   Housing Authority of the City of Stamford, Connecticut, Multifamily         No Opt. Call         A3       1,995,360
                 Housing Revenue Refunding Bonds (The Fairfield Apartments
                 Project), Series 1998, 4.750%, 12/01/28 (Mandatory put 12/01/08)


                                       22

   PRINCIPAL                                                                               OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 14.9%

$       2,000   Connecticut Housing Finance Authority, Housing Mortgage                  11/05 at 102.00        AAA      $2,101,960
                 Finance Program Bonds, 1995 Series F (Subseries F-1),
                 6.000%, 5/15/17

        1,265   Connecticut Housing Finance Authority, Housing Mortgage                   5/10 at 100.00        AAA       1,258,700
                 Finance Program Bonds, 2001 Series A-1, 5.250%, 11/15/28

        1,065   Connecticut Housing Finance Authority, Housing Mortgage                   5/10 at 100.00        AAA       1,063,403
                 Finance Program Bonds, 2001 Series A (Subseries A-2),
                 5.450%, 5/15/32

        1,000   Connecticut Housing Finance Authority, Housing Mortgage Finance          11/10 at 100.00        AAA         983,430
                 Program Bonds, 2001 Series C, 5.300%, 11/15/33
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 1.3%

          500   Connecticut Development Authority, Health Facility Refunding              8/04 at 102.00        N/R         465,275
                 Revenue Bonds (Alzheimer's Resource Center of Connecticut,
                 Inc. Project), Series 1994A, 7.250%, 8/15/21


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 33.7%

        1,000   State of Connecticut, General Obligation Bonds, Series 2002A,             4/12 at 100.00         AA       1,044,330
                 5.375%, 4/15/19

                Town of East Lyme, Connecticut, General Obligation Bonds:
          150    5.000%, 7/15/18                                                          7/11 at 102.00        Aaa         153,008
          500    5.125%, 7/15/20                                                          7/11 at 102.00        Aaa         508,885

          700   Farmington, Connecticut, General Obligation Bonds, Series 2001,           3/11 at 101.00        Aa1         701,680
                 4.875%, 3/15/20

                Town of Hamden, Connecticut, General Obligation Bonds:
          640    5.250%, 8/15/18                                                          8/11 at 102.00        AAA         667,795
          635    5.000%, 8/15/19                                                          8/11 at 102.00        AAA         643,934
          300    5.000%, 8/15/20                                                          8/11 at 102.00        AAA         301,899

        1,000   City of Hartford, Connecticut, General Obligation Bonds,                  1/08 at 102.00        AAA       1,013,700
                 Series 1998, 4.700%, 1/15/15

          875   City of New Haven, Connecticut, General Obligation Bonds,                 2/08 at 101.00        AAA         884,179
                 Series 1999, 4.700%, 2/01/15

        1,000   City of New Haven, Connecticut, General Obligation Bonds,                11/10 at 101.00        AAA       1,006,300
                 Series 2001A, 5.000%, 11/01/20

          250   Northern Mariana Islands Commonwealth, General Obligation                 6/10 at 100.00          A         256,945
                 Bonds, Series 2000A, 6.000%, 6/01/20

                Town of Norwich, Connecticut, General Obligation Bonds,
                Series 2001A:
          585    5.000%, 4/01/15                                                          4/09 at 100.00        Aaa         601,485
          245    5.000%, 4/01/16                                                          4/09 at 100.00        Aaa         250,459
          575    5.000%, 4/01/17                                                          4/09 at 100.00        Aaa         585,448
          475    5.000%, 4/01/18                                                          4/09 at 100.00        Aaa         481,413
          575    5.000%, 4/01/19                                                          4/09 at 100.00        Aaa         580,428
          275    5.000%, 4/01/20                                                          4/09 at 100.00        Aaa         276,166

        1,000   City of Waterbury, Connecticut, General Obligation Bonds,                 4/12 at 100.00        AAA       1,056,230
                 Series 2002A, 5.375%, 4/01/17

                Town of Windsor, Connecticut, General Obligation Bonds:
          390    5.000%, 7/15/18                                                          7/09 at 100.00        Aa2         396,166
          390    5.000%, 7/15/19                                                          7/09 at 100.00        Aa2         394,520
          370    5.000%, 7/15/20                                                          7/09 at 100.00        Aa2         372,072


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 15.5%

        1,000   State of Connecticut Health and Educational Facilities Authority,         7/08 at 105.00          A       1,076,390
                 Revenue Bonds (New Opportunities for Waterbury, Inc. Issue),
                 Series 1998A, 6.750%, 7/01/28

        1,475   State of Connecticut, Special Tax Obligation Bonds, Transportation          No Opt. Call        AAA       1,639,994
                 Infrastructure Purposes, 1998 Series B, 5.500%, 11/01/12

                State of Connecticut, Certificates of Participation (Juvenile Training
                School), Series 2001:
          600    5.000%, 12/15/20                                                        12/11 at 101.00        AA-         602,862
        1,000    5.000%, 12/15/30                                                        12/11 at 101.00        AA-         968,240

          500   Virgin Islands Public Finance Authority, Revenue and Refunding           10/08 at 101.00         AA         510,510
                 Bonds (Virgin Islands Matching Fund Loan Notes) (Senior
                 Lien/Refunding), Series 1998A, 5.500%, 10/01/18

          750   Virgin Islands Public Finance Authority, Revenue Bonds                   10/10 at 101.00       BBB-         808,530
                 (Virgin Islands Gross Receipts Tax Loan Note), Series 1999A,
                 6.375%, 10/01/19


                                       23

Nuveen Connecticut Dividend Advantage Municipal Fund (NFC) (continued)
                                    Portfolio of Investments May 31, 2002




   PRINCIPAL                                                                               OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 9.2%

$       2,500   State of Connecticut, General Airport Revenue Bonds (Bradley              4/11 at 101.00        AAA      $2,437,725
                 International Airport), Series 2001A, 5.125%, 10/01/26
                 (Alternative Minimum Tax)

        1,000   Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,         4/11 at 101.00        N/R         906,810
                 Special Facilities Revenue Bonds (Northwest Airlines, Inc.
                 Project), Series 2001A, 7.000%, 4/01/25 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 8.4%

                Puerto Rico Infrastructure Financing Authority, Special Obligation
                Bonds, 2000 Series A:
        1,425    5.500%, 10/01/32                                                        10/10 at 101.00        AAA       1,482,698
        1,500    5.500%, 10/01/40                                                        10/10 at 101.00        AAA       1,558,005


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 17.2%

        1,500   Connecticut Development Authority, Pollution Control Revenue             10/08 at 102.00         A3       1,531,935
                 Refunding Bonds (Connecticut Light and Power Company),
                 Series 1993A, 5.850%, 9/01/28

        1,000   Connecticut Resources Recovery Authority, Corporate Credit               12/11 at 102.00       Baa2         980,890
                 Resource Recovery Revenue Bonds (American Ref-Fuel Company
                 of Southeastern Connecticut), Series A-I, 5.500%, 11/15/15
                 (Alternative Minimum Tax)

        1,000   Eastern Connecticut Resource Recovery Authority, Solid Waste              1/03 at 102.00        BBB         934,000
                 Revenue Bonds (Wheelabrator Lisbon Project), Series 1993A,
                 5.500%, 1/01/14 (Alternative Minimum Tax)

        1,975   Puerto Rico Electric Power Authority, Power Revenue Bonds,                7/10 at 101.00        AAA       1,996,942
                 Series HH, 5.250%, 7/01/29

          790   Puerto Rico Electric Power Authority, Power Revenue Refunding             7/05 at 100.00         A-         793,640
                 Bonds, Series Z, 5.250%, 7/01/21


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 5.8%

        2,000   State of Connecticut, Clean Water Fund Revenue Bonds,                    10/11 at 100.00        AAA       2,100,340
                 Series 2001, 5.500%, 10/01/20
------------------------------------------------------------------------------------------------------------------------------------
$      54,310   Total Investments (cost $54,593,936) - 151.5%                                                            54,883,861
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.3%                                                                        849,445
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (53.8)%                                                        (19,500,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                         $  36,233,306
                ====================================================================================================================


                       *    Optional Call Provisions (not covered by the report
                            of independent auditors): Dates (month and year) and
                            prices of the earliest optional call or redemption.
                            There may be other call provisions at varying prices
                            at later dates.
                      **    Ratings (not covered by the report of independent
                            auditors): Using the higher of Standard & Poor's or
                            Moody's rating.
                     N/R    Investment is not rated.


                                 See accompanying notes to financial statements.



         Nuveen Connecticut Dividend Advantage Municipal Fund 2 (NGK)

         Portfolio of
                    Investments May 31, 2002






   PRINCIPAL                                                                               OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 34.4%

$         500   State of Connecticut Health and Educational Facilities Authority,         7/06 at 102.00       BBB-        $511,335
                 Revenue Bonds (University of New Haven Issue), Series D,
                 6.700%, 7/01/26

          500   State of Connecticut Health and Educational Facilities Authority,         7/08 at 101.00        AAA         502,455
                 Revenue Bonds (Hopkins School Issue), Series 1998A,
                 5.000%, 7/01/20

        2,000   State of Connecticut Health and Educational Facilities Authority,         7/11 at 101.00         A2       1,995,460
                 Revenue Bonds (Loomis Chaffee School), Series D, 5.250%, 7/01/31

        1,000   State of Connecticut Health and Educational Facilities Authority,         3/11 at 101.00        AAA         979,150
                 Revenue Bonds (Greenwich Academy), Series 2001B,
                 5.000%, 3/01/32

        1,000   State of Connecticut Health and Educational Facilities Authority,         7/12 at 101.00         AA         988,030
                 Revenue Bonds (University of Hartford Issue), 2002 Series E,
                 5.250%, 7/01/32

        2,250   State of Connecticut Health and Educational Facilities Authority,        11/11 at 100.00        AAA       2,260,823
                 Revenue Bonds (Connecticut State University System),
                 2002 Series D-2, 5.000%, 11/01/21

          500   State of Connecticut Health and Educational Facilities Authority,         7/09 at 100.00        AAA         499,485
                 Revenue Bonds (Yale University Issue), 2002 Series W,
                 5.125%, 7/01/27

                University of Connecticut, Student Fee Revenue Refunding Bonds,
                Series 2002A:
          500    5.250%, 11/15/22                                                        11/12 at 101.00        AAA         509,695
        2,000    5.000%, 11/15/29                                                        11/12 at 101.00        AAA       1,948,940

        1,230   University of Connecticut, General Obligation Bonds, Series 2002A,        4/12 at 100.00         AA       1,284,341
                 5.375%, 4/01/19


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 2.9%

        1,000   State of Connecticut Health and Educational Facilities Authority,         7/12 at 101.00         AA         983,160
                 Revenue Bonds (St. Francis Hospital and Medical Center),
                 Series 2002D, 5.000%, 7/01/22


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 6.1%

        1,000   Connecticut Housing Finance Authority, Housing Mortgage                  11/11 at 100.00        AAA       1,009,900
                 Finance Program Bonds, 2002 Series A (Subseries A-1),
                 5.450%, 11/15/28

        1,000   Connecticut Housing Finance Authority, Housing Mortgage Finance          11/11 at 100.00        AAA       1,012,120
                 Program Bonds, 2002 Series A (Subseries A-2), 5.600%, 11/15/28
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 61.2%

        1,000   City of Bridgeport, Connecticut, General Obligation Bonds, Series C,      8/11 at 100.00        AAA       1,046,470
                 5.375%, 8/15/18

          395   Town of Colchester, Connecticut, General Obligation Bonds,                6/11 at 102.00        Aaa         433,840
                 Series 2001, 5.500%, 6/15/14

        2,000   State of Connecticut, General Obligation Bonds, Series 2001C,               No Opt. Call          AA       2,225,840
                 5.500%, 12/15/12

        1,000   State of Connecticut, General Obligation Bonds, Series 2002A,             4/12 at 100.00         AA       1,044,330
                 5.375%, 4/15/19

                East Hartford, Connecticut, General Obligation Bonds, Series 2002:
          750    4.875%, 5/01/20                                                          5/10 at 100.00        Aaa         747,930
          750    5.000%, 5/01/21                                                          5/10 at 100.00        Aaa         752,640
          750    5.000%, 5/01/22                                                          5/10 at 100.00        Aaa         750,698

        2,105   Fairfield, Connecticut, General Obligation Bonds, Series 2002A,           4/12 at 100.00        AAA       2,173,391
                 5.000%, 4/01/16

                Farmington, Connecticut, General Obligation Bonds, Series 2002:
        1,450    5.000%, 9/15/20                                                          9/12 at 101.00        Aa1       1,462,499
        1,450    5.000%, 9/15/21                                                          9/12 at 101.00        Aa1       1,457,178

        1,305   Hartford County Metropolitan District, Connecticut, General               4/12 at 101.00        AA+       1,306,644
                 Obligation Bonds, Series 2002, 5.000%, 4/01/22

        1,000   Commonwealth of Puerto Rico, General Obligation Public                    7/11 at 100.00        AAA       1,002,840
                 Improvement Refunding Bonds, Series 2001, 5.125%, 7/01/30


                                       25

Nuveen Connecticut Dividend Advantage Municipal Fund 2 (NGK) (continued)
                                    Portfolio of Investments May 31, 2002

   PRINCIPAL                                                                               OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL (continued)

                Regional School District No. 008, Towns of Andover, Hebron and
                Marlborough, Tolland County, Connecticut, General Obligation
                Bonds, Series 2002:
$       1,390    5.000%, 5/01/20                                                          5/11 at 101.00        Aaa      $1,400,217
        1,535    5.000%, 5/01/22                                                          5/11 at 101.00        Aaa       1,536,719

        2,105   City of Stamford, Connecticut, General Obligation Bonds,                  8/12 at 100.00        AAA       2,175,433
                 Series 2002, 5.000%, 8/15/16

                City of Waterbury, Connecticut, General Obligation Bonds,
                Series 2002A:
          500    5.375%, 4/01/17                                                          4/12 at 100.00        AAA         528,115
          400    5.000%, 4/01/20                                                          4/12 at 100.00        AAA         401,668


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 21.3%

        1,625   State of Connecticut, Special Tax Obligation Bonds, Transportation        7/12 at 100.00        AAA       1,686,425
                 Infrastructure Purposes, 2002 Series A, 5.375%, 7/01/20 (WI,
                 settling 6/06/02)

          500   State of Connecticut, Special Tax Obligation Bonds, Transportation       10/11 at 100.00        AAA         542,335
                 Infrastructure Purposes, 2001 Series B, 5.375%, 10/01/13

          500   State of Connecticut, Special Tax Obligation Bonds, Transportation       11/07 at 101.00        AAA         514,485
                 Infrastructure Purposes, 1997 Series A, 5.000%, 11/01/15

        2,250   Puerto Rico Highway and Transportation Authority, Transportation          7/12 at 100.00        AAA       2,222,303
                 Revenue Bonds, Series D, 5.000%, 7/01/32

        2,000   Puerto Rico Public Finance Corporation, Commonwealth Appropriation          No Opt. Call        AAA       2,155,940
                 Bonds, 2002 Series E, 5.500%, 8/01/27


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 6.4%

        1,950   City of New Haven, Connecticut, Air Rights Parking Facility Revenue      12/12 at 101.00        AAA       2,124,330
                 Refunding Bonds, Series 2002, 5.375%, 12/01/15


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 9.3%

                Puerto Rico Infrastructure Financing Authority, Special Obligation
                Bonds, 2000 Series A:
        1,000    5.500%, 10/01/32                                                        10/10 at 101.00        AAA       1,040,490
        2,000    5.500%, 10/01/40                                                        10/10 at 101.00        AAA       2,077,340


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 12.4%

        1,000   Connecticut Resources Recovery Authority, Corporate Credit Resource      12/11 at 102.00       Baa2         980,890
                 Recovery Revenue Bonds (America Ref-Fuel Company of
                 Southeastern Connecticut), Series A-II, 5.500%, 11/15/15
                 (Alternative Minimum Tax)

        1,650   Guam Power Authority, Revenue Bonds, 1999 Series A,                      10/09 at 101.00        AAA       1,647,476
                 5.125%, 10/01/29

        1,500   Puerto Rico Electric Power Authority, Power Revenue Bonds,                7/10 at 101.00        AAA       1,516,664
                 Series HH, 5.250%, 7/01/29
------------------------------------------------------------------------------------------------------------------------------------
$      50,340   Total Investments (cost $50,750,616) - 154.0%                                                             51,440,024
=============-----------------------------------------------------------------------------------------------------------------------

               SHORT-TERM INVESTMENTS - 5.7%

$       1,900   Connecticut Health and Educational Facilities Authority, Revenue                             VMIG-1       1,900,000
=============    Bonds, Yale University Issue, Variable Rate Demand Bonds,
                 Series 1997, 1.500%, 07/01/29+
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - (7.3)%                                                                   (2,432,055)
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (52.4)%                                                        (17,500,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                          $ 33,407,969
                ====================================================================================================================


                       * Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption.
                            There may be other call provisions at varying prices at later dates.
                      ** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.
                    (WI)    Security purchased on a when-issued basis.
                       + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.
                                 See accompanying notes to financial statements.



         Nuveen Georgia Premium Income Municipal Fund (NPG)

         Portfolio of
                    Investments May 31, 2002






   PRINCIPAL                                                                               OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                BASIC MATERIALS - 13.7%

$       2,500   Effingham County Industrial Development Authority, Georgia, Pollution     6/11 at 101.00       BBB-      $2,319,550
                 Control Revenue Refunding Bonds (Georgia-Pacific Project),
                 Series 2001, 6.500%, 6/01/31

        5,000   Richmond County Development Authority, Georgia, Environmental             2/11 at 101.00        BBB       5,053,750
                 Improvement Revenue Bonds (International Paper Company
                 Project), Series 2001A, 6.250%, 2/01/25 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 3.8%

        2,000   Development Authority of Cartersville, Georgia, Sewage Facilities         5/07 at 101.00         A+       2,068,620
                 Refunding Revenue Bonds (Anheuser-Busch Project), Series 1997,
                 6.125%, 5/01/27 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 11.1%

                Urban Residential Finance Authority of the City of Atlanta,
                Georgia, Dormitory Facility Refunding Revenue Bonds (Morehouse
                College Project), Series 1995:
        1,210    5.750%, 12/01/20                                                        12/05 at 102.00        AAA       1,271,250
        1,375    5.750%, 12/01/25                                                        12/05 at 102.00        AAA       1,432,434

        1,555   Development Authority of DeKalb County, Georgia, Revenue Bonds           10/04 at 102.00        Aa1       1,683,334
                  (Emory University Project), Series 1994-A, 6.000%, 10/01/14

        1,550   Private Colleges and Universities Authority, Georgia, Revenue             6/03 at 102.00         AA       1,576,459
                 Bonds (Agnes Scott College Project), Series 1993, 5.625%, 6/01/23


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 38.9%

        3,000   Hospital Authority of Albany-Dougherty County, Georgia, Revenue           9/03 at 102.00        AAA       3,154,350
                 Bonds (Phoebe Putney Memorial Hospital), Series 1993,
                 5.700%, 9/01/13

        2,300   Chatham County Hospital Authority, Savannah, Georgia, Hospital            7/11 at 101.00         A-       2,372,266
                 Revenue Improvement Bonds (Memorial Health University Medical
                 Center, Inc.), Series 2001A, 6.125%, 1/01/24

        2,000   Hospital Authority of Clarke County, Georgia, Hospital Revenue            1/12 at 101.00        AAA       1,972,920
                 Certificates (Athens Regional Medical Center), Series 2002,
                 5.125%, 1/01/32 (WI, settling 6/05/02)

        3,000   Floyd County Hospital Authority, Georgia, Revenue Anticipation            7/12 at 101.00        Aaa       2,979,540
                 Certificates (Floyd Medical Center Project), Series 2002,
                 5.200%, 7/01/32 (WI, settling 6/12/02)

        1,765   Hospital Authority of Hall County and the City of Gainesville,           10/05 at 102.00        AAA       1,836,130
                 Georgia, Revenue Anticipation Certificates (Northeast Georgia
                 Healthcare Project), Series 1995, 6.000%, 10/01/25

        1,750   Hospital Authority of Hall County and the City of Gainesville,            5/11 at 100.00         A-       1,698,428
                 Georgia, Revenue Anticipation  Certificates (Northeast Georgia
                 Health System, Inc. Project), Series 2001, 5.500%, 5/15/31

        3,000   Glynn-Brunswick Memorial Hospital Authority, Revenue Anticipation         8/06 at 102.00        AAA       3,138,690
                 Certificates (Southeast Georgia Health Systems Project),
                 Series 1996, 5.250%, 8/01/13

        3,750   Hospital Authority of Gwinnett County, Georgia, Revenue                   2/12 at 102.00        AAA       3,767,363
                 Anticipation Certificates (Gwinnett Hospital System, Inc.),
                 Series 1997B, 5.300%, 9/01/27


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 22.8%

        1,145   Housing Authority of Clayton County, Georgia, Multifamily                12/05 at 102.00        AAA       1,176,121
                 Housing Revenue Bonds (The Advantages Project), Series 1995,
                 5.800%, 12/01/20

        3,400   Housing Authority of DeKalb County, Georgia, Multifamily                  1/05 at 102.00        AAA       3,587,136
                 Housing Revenue Bonds (The Lakes at  Indian Creek Apartments
                 Project), Series 1994, 7.150%, 1/01/25 (Alternative Minimum Tax)

          950   Housing Authority of the City of Decatur, Georgia, Mortgage               7/02 at 102.00        AAA         968,544
                 Revenue Refunding Bonds (FHA-Insured Mortgage Loan) (Park
                 Trace Apartments - Section 8 Assisted Project), Series 1992A,
                 6.450%, 7/01/25

                                       27

                            Nuveen Georgia Premium Income Municipal Fund (NPG) (continued)

                                    Portfolio of Investments May 31, 2002




   PRINCIPAL                                                                               OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY (continued)

$       2,000   Housing Authority of the City of Lawrenceville, Georgia, Multifamily     12/10 at 100.00        AAA      $2,027,040
                 Housing Senior Revenue Bonds (Brisben Greens of Hillcrest II
                 Project), Series 2000A-1, 5.800%, 12/01/33 (Alternative
                 Minimum Tax)

        3,000   Macon-Bibb County Urban Development Authority, Georgia,                   1/04 at 103.00        AAA       3,024,750
                 Multifamily Housing Refunding Revenue Bonds, Series 1997A,
                 5.550%, 1/01/24

        1,500   Housing Authority of the City of Marietta, Georgia, Multifamily          10/06 at 102.00        AAA       1,530,780
                 Housing Revenue Bonds (GNMA Collateralized - Country Oaks
                 Apartments), Series 1996, 6.150%, 10/20/26 (Alternative
                 Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 6.2%

          255   Housing Authority of Fulton County, Georgia, Single Family Mortgage       3/05 at 102.00        AAA         262,069
                 Revenue Bonds (GNMA Mortgage-Backed Securities Program),
                 Series 1995A, 6.550%, 3/01/18 (Alternative Minimum Tax)

           60   Georgia Housing and Finance Authority, Single Family Mortgage             6/06 at 102.00        AAA          61,678
                 Bonds, 1996 Series A (Subseries A-2), 6.450%, 12/01/27
                 (Alternative Minimum Tax)

        2,995   Georgia Housing and Finance Authority, Single Family Mortgage            12/10 at 100.00        AAA       3,017,463
                 Bonds, 2001 Series A (Subseries A-2), 5.700%, 12/01/31
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 5.0%

        2,500   Forsyth County School District, Georgia, General Obligation               2/10 at 102.00        Aa2       2,702,875
                 Bonds, Series 1999, 5.750%, 2/01/19


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 10.1%

        1,000   Downtown Development Authority of the City of Atlanta,                   10/02 at 102.00         AA       1,059,200
                 Georgia, Refunding Revenue Bonds (Underground Atlanta
                 Project), Series 1992, 6.250%, 10/01/12

        3,000   Cobb-Marietta Coliseum and Exhibit Hall Authority, Georgia,              10/19 at 100.00        AAA       3,228,870
                 Revenue Refunding Bonds, Series 1993, 5.625%, 10/01/26

        1,000   Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax            No Opt. Call         AAA       1,169,250
                 Revenue Refunding Bonds, Series P,  6.250%, 7/01/20


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 2.1%

        1,000   City of Atlanta, Georgia, Airport Facilities Revenue Refunding Bonds,       No Opt. Call        AAA       1,146,830
                 Series 1994A, 6.500%, 1/01/09


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 0.2%

           85   Municipal Electric Authority of Georgia, Project One Special                No Opt. Call       A***          97,576
                 Obligation Bonds, Fifth Crossover Series, 6.400%, 1/01/09


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 14.7%

        1,900   Municipal Electric Authority of Georgia, General Power Revenue            1/03 at 100.00        AAA       1,907,844
                 Bonds, Series 1992B, 5.500%, 1/01/18

        1,000   Municipal Electric Authority of Georgia, Power Revenue Bonds,               No Opt. Call        AAA       1,089,810
                 Series Z, 5.500%, 1/01/20

        1,665   Municipal Electric Authority of Georgia, Project One Special                No Opt. Call          A       1,884,430
                 Obligation Bonds, Fifth Crossover Series, 6.400%, 1/01/09

        2,000   Development Authority of Monroe County, Georgia, Pollution                9/02 at 100.00         A+       2,001,840
                 Control Revenue Bonds (Gulf Power Company Plant Scherer
                 Project), First Series 1994, 6.300%, 9/01/24

        1,000   Development Authority of Monroe County, Georgia, Pollution                  No Opt. Call        AAA       1,017,880
                 Control Revenue Bonds (Georgia Power Company Plant Scherer
                 Project), Series 2001, 4.200%, 1/01/12 (Mandatory put 12/01/08)


                                       28

   PRINCIPAL                                                                               OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 21.1%

$       4,000   City of Atlanta, Georgia, Water and Wastewater Revenue Bonds,               No Opt. Call        AAA   $   4,263,640
                 Series 2001A, 5.500%, 11/01/27

        3,500   Coweta County Water and Sewer Authority, Georgia, Revenue                 6/11 at 102.00        Aaa       3,518,900
                 Bonds, Series 2001, 5.250%, 6/01/26

        2,500   DeKalb County, Georgia, Water and Sewerage Bonds,                        10/10 at 101.00         AA       2,462,500
                 Series 2000, 5.125%, 10/01/31

        1,000   City of Milledgeville, Georgia, Water and Sewerage Revenue and              No Opt. Call        AAA       1,132,400
                 Refunding Bonds, Series 1996, 6.000%, 12/01/21
------------------------------------------------------------------------------------------------------------------------------------
$      78,210   Total Investments (cost $77,682,722) - 149.7%                                                            80,664,510
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.9%                                                                      1,044,849
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (51.6)%                                                        (27,800,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                         $  53,909,359
                ====================================================================================================================


                       * Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption.
                            There may be other call provisions at varying prices at later dates.
                      ** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.
                     *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S.
                            Government agency securities which ensures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securities.
                    (WI)    Security purchased on a when-issued basis.
                                 See accompanying notes to financial statements.



         Nuveen Georgia Dividend Advantage Municipal Fund (NZX)

         Portfolio of
                    Investments May 31, 2002






   PRINCIPAL                                                                               OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                BASIC MATERIALS - 3.6%

$       1,000   Richmond County Development Authority, Georgia, Environmental             2/12 at 101.00        BBB      $  996,220
                 Improvement Revenue Refunding Bonds (International Paper
                 Company Project), Series 2002A, 6.000%, 2/01/25


------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 3.7%

        1,000   Cartersville Development Authority, Georgia, Waste and Wastewater         2/12 at 100.00         A+       1,012,730
                 Facilities Revenue Refunding Bonds (Anheuser Busch, Inc. Project),
                 Series 2002, 5.950%, 2/01/32 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 28.0%

        1,200   Atlanta Development Authority, Georgia, Revenue Bonds (Yamacraw           1/12 at 100.00        AAA       1,181,808
                 Design Center Project), Series 2001A, 5.125%, 1/01/27

        1,485   Development Authority of Fulton County, Georgia, Georgia Tech             4/12 at 100.00        AAA       1,488,906
                 Athletic Association Revenue Bonds, Series 2001, 5.000%, 10/01/20

                Private Colleges and University Authority, Georgia, Revenue Bonds
                (Emory University Project), Series 2001A:
        1,225    5.000%, 9/01/31                                                          9/11 at 100.00        Aa1       1,183,816
        1,315    5.125%, 9/01/33                                                          9/11 at 100.00        Aa1       1,292,750

        2,500   Private Colleges and Universities Authority, Georgia, Revenue            10/11 at 102.00         A3       2,521,525
                 Bonds (Mercer University Project), Series 2001, 5.750%, 10/01/31


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 26.9%

        1,000   Hospital Authority of Clarke County, Georgia, Hospital Revenue            1/12 at 101.00        AAA       1,033,390
                 Certificates (Athens Regional Medical Center), Series 2002,
                 5.375%, 1/01/19 (WI, settling 6/05/02)

        2,500   Hospital Authority of Hall County and the City of Gainesville,            5/11 at 100.00         A-       2,426,325
                 Georgia, Revenue Anticipation Certificates (Northeast Georgia
                 Health System, Inc. Project), Series 2001, 5.500%, 5/15/31

        1,900   Hospital Authority of Gwinnett County, Georgia, Revenue                   2/12 at 102.00        AAA       1,908,797
                 Anticipation Certificates (Gwinnett Hospital System, Inc.),
                 Series 1997B, 5.300%, 9/01/27

        2,000   Valdosta and Lowndes County Hospital Authority, Georgia, Revenue         10/12 at 101.00        AAA       2,010,380
                 Certificates (South Georgia Medical Center Project), Series 2002,
                 5.250%, 10/01/27


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 12.5%

        1,000   Housing Authority of DeKalb County, Georgia, Multifamily Housing          8/11 at 103.00        Aaa         997,810
                 Revenue Bonds (GNMA Collateralized - Castaways Apartments
                 Project), Series 2001A, 5.400%, 2/20/29

        1,000   Housing Authority of DeKalb County, Georgia, Multifamily Housing         12/11 at 103.00        Aaa       1,001,310
                 Revenue Bonds (GNMA Collateralized - Snapwoods Apartments
                 Project), Series 2001A, 5.500%, 12/20/32

        1,400   Housing Authority of Savannah, Georgia, Multifamily Housing               8/16 at 100.00        Aaa       1,426,208
                 Revenue Refunding Bonds (Chatham Gardens Project), Series 2001,
                 5.625%, 8/01/31 (Alternative Minimum Tax) (Mandatory put 2/01/19)


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 16.3%

        2,500   Georgia Housing and Finance Authority, Single Family Mortgage             6/11 at 100.00        AAA       2,435,250
                 Bonds, 2001 Series B (Subseries B-2), 5.400%, 12/01/31
                 (Alternative Minimum Tax)

        2,000   Georgia Housing and Finance Authority, Single Family Mortgage            12/11 at 100.00        AAA       2,015,920
                 Bonds, 2002 Series A (Subseries A-2), 5.450%, 12/01/22
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 25.4%

        1,000   Carroll City-County Hospital Authority, Georgia, Revenue                  7/11 at 101.00        AAA         924,080
                 Anticipation Certificates (Tanner Medical Center, Inc. Project),
                 Series 2001, 4.750%, 7/01/25

        1,400   Development Authority of Clayton County, Georgia, Revenue Bonds           7/12 at 100.00        AAA       1,345,554
                 (TUFF Archives LLC Project), Series 2001A, 5.000%, 7/01/33



                                       30

   PRINCIPAL                                                                               OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$         750   Georgia Municipal Association, Inc., Certificates of Participation        1/12 at 101.00        AAA      $  753,135
                 (City of Atlanta Court Project), Series 2002, 5.125%, 12/01/21

        2,500   Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax            No Opt. Call        AAA       2,923,125
                 Revenue Refunding Bonds, Series P, 6.250%, 7/01/20

        1,000   Rockdale County Water and Sewerage Authority, Georgia,                    1/10 at 101.00        AAA       1,010,910
                 Revenue Bonds, Series 1999A, 5.375%, 7/01/29


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 3.9%

        1,000   City of Atlanta, Georgia, Airport General Revenue and Refunding           1/10 at 101.00        AAA       1,055,730
                 Bonds, Series 2000A, 5.400%, 1/01/15


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 2.1%

          525   City of Atlanta, Georgia, Water and Wastewater Revenue Bonds,             5/09 at 101.00        AAA         567,866
                 Series 1999A, 5.000%, 11/01/38 (Pre-refunded to 5/01/09)


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 8.0%

        1,000   City of Elberton, Georgia, Combined Utility System Revenue                1/12 at 100.00        Aaa         990,590
                 Refunding and Improvement Bonds, Series 2001, 5.000%, 1/01/22

        1,200   Summerville, Georgia, Combined Public Utility Revenue Refunding           1/12 at 101.00       Baa3       1,207,020
                 and Improvement Bonds, Series 2002, 5.750%, 1/01/26


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 22.9%

        2,000   City of Atlanta, Georgia, Water and Wastewater Revenue Bonds,             5/12 at 100.00        AAA       1,898,640
                 Series 2001A, 5.000%, 11/01/39

          475   City of Atlanta, Georgia, Water and Wastewater Revenue Bonds,             5/09 at 101.00        AAA         451,725
                 Series 1999A, 5.000%, 11/01/38

        2,500   DeKalb County, Georgia, Water and Sewerage Bonds,                        10/10 at 101.00         AA       2,523,724
                 Series 2000, 5.375%, 10/01/35

        1,395   Macon Water Authority, Georgia, Water and Sewer Revenue                  10/11 at 101.00        AA-       1,390,620
                 Bonds, Series 2001B, 5.000%, 10/01/21
------------------------------------------------------------------------------------------------------------------------------------
$      41,770   Total Investments (cost $42,002,379) - 153.3%                                                            41,975,864
=============----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.5%                                                                        405,522
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (54.8)%                                                        (15,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                          $ 27,381,386
                ====================================================================================================================


                       * Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption.
                            There may be other call provisions at varying prices at later dates.
                      ** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.
                     (WI)   Security purchased on a when-issued basis.
                                 See accompanying notes to financial statements.



         Nuveen Massachusetts Premium Income Municipal Fund (NMT)
         Portfolio of
                    Investments May 31, 2002






   PRINCIPAL                                                                               OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                EDUCATION AND CIVIC ORGANIZATIONS - 29.7%

$         585   Massachusetts Educational Financing Authority, Education Loan             7/04 at 102.00        AAA       $ 610,436
                 Revenue Bonds, Issue E, Series 1995, 6.150%, 7/01/10
                 (Alternative Minimum Tax)

        1,730   Massachusetts Educational Financing Authority, Educational Loan           1/12 at 100.00        AAA       1,770,274
                 Revenue Bonds, 2002 Series E, 5.000%, 1/01/13 (Alternative
                 Minimum Tax)

        2,090   Massachusetts Development Finance Authority, Revenue Refunding              No Opt. Call         A3       2,165,470
                 Bonds (Boston University), Series 1999P, 6.000%, 5/15/29

          890   Massachusetts Development Finance Agency, Revenue Bonds                   3/09 at 101.00          A         915,819
                 (Curry College Issue), Series A, 6.000%, 3/01/20

          500   Massachusetts Development Finance Authority, Revenue Bonds                9/11 at 101.00          A         501,630
                 (Belmont Hills School), Series 2001, 5.375%, 9/01/23

        1,500   Massachusetts Health and Educational Facilities Authority, Revenue       10/11 at 100.00        AAA       1,500,435
                 Bonds (UMASS-Worcester Campus), Series 2001B, 5.250%, 10/01/31

        2,645   Massachusetts Industrial Finance Agency, Revenue Bonds                    7/03 at 102.00        Aa1       2,616,011
                 (Whitehead Institute for Biomedical Research), 1993 Issue,
                 5.125%, 7/01/26

        1,500   Massachusetts Industrial Finance Agency, Revenue Bonds (Phillips          9/08 at 102.00        AAA       1,528,890
                 Academy Issue), Series 1993, 5.375%, 9/01/23

        2,300   Massachusetts Industrial Finance Agency, Education Revenue                9/08 at 101.00          A       2,213,612
                 Bonds (Belmont Hill School Issue), Series 1998, 5.250%, 9/01/28

        1,765   New England Education Loan Marketing Corporation,                           No Opt. Call         A3       1,783,744
                 Massachusetts, Student Loan Revenue Bonds, 1992 Subordinated
                 Issue C, 6.750%, 9/01/02 (Alternative Minimum Tax)

        4,000   New England Education Loan Marketing Corporation,                           No Opt. Call         A3       4,518,800
                 Massachusetts, Student Loan Revenue onds, 1992 Subordinated
                 Issue H, 6.900%, 11/01/09 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 21.9%

        3,000   Massachusetts Health and Educational Facilities Authority, Revenue        7/04 at 102.00        AAA       3,007,470
                 Bonds (New England Medical Center Hospitals Issue), Series G-1,
                 5.375%, 7/01/24

        3,000   Massachusetts Health and Educational Facilities Authority, Revenue        7/03 at 102.00        AAA       3,073,890
                 Bonds (Lahey Clinic Medical Center Issue), Series B,
                 5.625%, 7/01/15

        2,500   Massachusetts Health and Educational Facilities Authority, Revenue        7/11 at 101.00        AA-       2,519,825
                 Bonds (Partners Healthcare System Issue), Series C, 5.750%, 7/01/32

        2,395   Massachusetts Health and Educational Facilities Authority,                7/08 at 102.00        AAA       2,301,403
                 Revenue Bonds (Caregroup Issue), Series A, 5.000%, 7/01/25

        1,000   Massachusetts Health and Educational Facilities Authority, Revenue       11/11 at 101.00         AA         967,250
                 Bonds (Cape Cod Health Care Inc.), Series 2001C, 5.250%, 11/15/31

        2,000   Massachusetts Health and Educational Facilities Authority,               10/11 at 101.00       BBB+       2,004,300
                 Revenue Bonds (Berkshire Health System Issue), Series 2001E,
                 6.250%, 10/01/31

        1,000   Massachusetts Health and Educational Facilities Authority, Revenue        7/12 at 101.00        BBB       1,000,650
                 Bonds (Caritas Christi Obligated Group), Series 2002B, 6.250%, 7/01/22


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 29.0%

        3,000   Massachusetts Development Finance Agency, Assisted Living                 9/10 at 105.00        AAA       3,533,670
                 Facility Revenue Bonds (The Monastery at West Springfield Project -
                 GNMA Collateralized), Series 1999A, 7.625%, 3/20/41 (Alternative
                 Minimum Tax)

        2,500   Massachusetts Development Finance Agency, Revenue Bonds                  10/11 at 105.00        AAA       2,844,875
                 (GNMA Collateralized - VOA Concord Assisted Living, Inc. Project),
                 Series 2000A, 6.900%, 10/20/41 (Alternative Minimum Tax)


                                       32

   PRINCIPAL                                                                               OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY (continued)

$       1,990   Massachusetts Development Finance Agency, Assisted Living                12/09 at 102.00        N/R      $2,003,691
                 Revenue Bonds (Prospect House Apartments), Series 1999,
                 7.000%, 12/01/31 (Alternative Minimum Tax)

        2,000   Massachusetts Development Finance Agency, GNMA Collateralized             6/11 at 105.00        AAA       2,199,180
                 Assisted Living Facility Revenue Bonds (Haskell House on Parker
                 Hill Project), Series 2000A, 6.500%, 12/20/41 (Alternative
                 Minimum Tax)

        1,500   Massachusetts Development Finance Agency, Assisted Living                 3/12 at 105.00        AAA       1,566,450
                 Facility Revenue Bonds (The Arbors at Chicopee Project - GNMA
                 Collateralized), Series 2001A, 6.250%, 9/20/42 (Alternative Minimum Tax)

        3,800   Massachusetts Housing Finance Agency, Housing Project Revenue             4/03 at 102.00         A+       3,965,376
                 Refunding Bonds, Series 1993A, 6.300%, 10/01/13

        1,480   Massachusetts Housing Finance Agency, Rental Housing Mortgage             7/10 at 101.00        AAA       1,555,702
                 Revenue Bonds, 1999 Series D, 5.500%, 7/01/13 (Alternative
                 Minimum Tax)

        1,880   Massachusetts Housing Finance Agency, Rental Housing Mortgage             1/05 at 102.00        AAA       1,979,433
                 Revenue Bonds (FHA-Insured Mortgage Loans), 1995 Series A,
                 7.350%, 1/01/35 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 6.2%

        1,270   City of Boston, Massachusetts, Revenue Bonds (Deutsches                  10/08 at 105.00        AAA       1,340,015
                 Altenheim, Inc. Project - FHA-Insured Mortgage), Series 1998A,
                 6.125%, 10/01/31

        2,000   Massachusetts Industrial Finance Agency, Healthcare Facilities            5/07 at 102.00         A+       1,917,520
                 Revenue Bonds (Jewish Geriatric Services, Inc. Obligated Group),
                 eries 1997B, 5.500%, 5/15/27

          895   Massachusetts Industrial Financial Agency, Revenue Bonds                  2/06 at 102.00        AAA         927,238
                 (Heights Crossing Limited Partnership Issue) (FHA-Insured Project),
                 Series 1995, 6.000%, 2/01/15 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 11.3%

        2,500   Massachusetts Bay Transportation Authority, General Transportation          No Opt. Call        AAA       3,095,200
                 System Bonds, 1991 Series A, 7.000%, 3/01/21

        3,000   The Commonwealth of Massachusetts, General Obligation Bonds                 No Opt. Call        AAA       3,454,710
                 (Consolidated Loan of 2001), Series D, 6.000%, 11/01/13

        1,000   Narragansett Regional School District, Massachusetts, General             6/10 at 101.00        Aaa       1,150,680
                 Obligation Bonds, Series 2000, 6.500%, 6/01/16


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 8.1%

        1,300   Massachusetts Development Finance Agency, Revenue Bonds                   6/09 at 101.00         AA       1,345,955
                 (Worcester Redevelopment Authority Issue), Series 1999, 6.000%,
                 6/01/24 (Mandatory put 6/01/04)

        4,000   Massachusetts Port Authority, Special Facilities Revenue Bonds            9/06 at 102.00        AAA       4,173,160
                 (US Air Project), Series 1996-A, 5.750%, 9/01/16 (Alternative
                 Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 35.1%

                Town of Barnstable, Massachusetts, General Obligation Bonds:
        1,020    5.750%, 9/15/10 (Pre-refunded to 9/15/04)                                9/04 at 102.00      AA***       1,119,134
        1,020    5.750%, 9/15/11 (Pre-refunded to 9/15/04)                                9/04 at 102.00      AA***       1,119,134

        4,375   City of Lowell, Massachusetts, General Obligation State Qualified        11/03 at 102.00        AAA       4,686,281
                 Bonds, 5.600%, 11/01/12 (Pre-refunded to 11/01/03)

        1,000   Massachusetts Municipal Wholesale Electric Company, Power                 7/02 at 100.00        AAA       1,003,730
                 Supply System Revenue Bonds, 1992 Series A, 6.000%, 7/01/18
                 (Pre-refunded to 7/01/02)

        1,250   The Commonwealth of Massachusetts, General Obligation Bonds               2/10 at 101.00        AAA       1,428,600
                 (Consolidated Loan), Series 2000A, 6.000%, 2/01/14
                 (Pre-refunded to 2/01/10)

        2,500   Massachusetts Health and Educational Facilities Authority, Revenue          No Opt. Call        AAA       2,619,575
                 Bonds (Malden Hospital Issue) (FHA-Insured Project), Series A,
                 5.000%, 8/01/16

        2,000   Massachusetts Health and Educational Facilities Authority, Revenue        7/06 at 100.00        Aaa       2,159,940
                 Bonds (Daughters of Charity National Health System - The Carney
                 Hospital), Series D, 6.100%, 7/01/14 (Pre-refunded to 7/01/06)

                Massachusetts Health and Educational Facilities Authority,
                Revenue Refunding Bonds (Youville Hospital Issue) (FHA-Insured
                Project), Series B:
        1,570    6.125%, 2/15/15 (Pre-refunded to 2/15/04)                                2/04 at 102.00     Aa2***       1,702,649
        1,000    6.000%, 2/15/25 (Pre-refunded to 2/15/04)                                2/04 at 102.00     Aa2***       1,082,410


                                       33

Nuveen Massachusetts Premium Income Municipal Fund (NMT) (continued)
                                    Portfolio of Investments May 31, 2002




   PRINCIPAL                                                                               OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**          VALUE
------------------------------------------------------------------------------------------------------------------------------------

                U.S. GUARANTEED (continued)

$       1,000   Massachusetts Health and Educational Facilities Authority, Revenue        2/07 at 102.00     Aa2***      $1,143,980
                 Refunding Bonds (Youville Hospital Issue) (FHA-Insured Project),
            `    Series A, 6.250%, 2/15/41 (Pre-refunded to 2/15/07)

          410   Massachusetts Health and Educational Facilities Authority, Revenue        7/08 at 102.00        AAA         409,734
                 Bonds (Caregroup Issue), Series A, 5.000%, 7/01/25

        1,000   Massachusetts Port Authority, Revenue Bonds, Series 1982,                 7/02 at 100.00        AAA       1,534,390
                 13.000%, 7/01/13

        2,500   Massachusetts Industrial Finance Agency, Revenue Refunding               11/02 at 102.00     AA-***       2,599,250
                 Bonds (College of the Holy Cross), 1992 Issue II, 6.375%,
                 11/01/15 (Pre-refunded to 11/01/02)

        1,175   Massachusetts Industrial Finance Agency, Revenue Bonds (Brooks            7/03 at 102.00      A3***       1,249,648
                 School Issue), Series 1993, 5.950%, 7/01/23 (Pre-refunded to 7/01/03)


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 4.5%

        1,000   Massachusetts Development Finance Agency, Resource Recovery               1/12 at 101.00        AAA       1,073,370
                 Revenue Bonds (SEMASS System), 2001 Series A, 5.625%, 1/01/16

        2,500   Massachusetts Industrial Finance Agency, Resource Recovery               12/08 at 102.00        BBB       1,965,675
                 Revenue Refunding Bonds (Ogden Haverhill Project), Series 1998A,
                 5.600%, 12/01/19 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 1.8%

        1,250   Massachusetts Water Resources Authority, General Revenue                  3/03 at 100.00         AA       1,235,225
                 Refunding Bonds, 1993 Series B, 5.000%, 3/01/22
------------------------------------------------------------------------------------------------------------------------------------
$      95,085   Total Investments (cost $95,876,284) - 147.6%                                                           100,185,489
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.5%                                                                      1,670,970
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (50.1)%                                                        (34,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                          $ 67,856,459
                ====================================================================================================================


                       *    Optional Call Provisions (not covered by the report
                            of independent auditors): Dates (month and year) and
                            prices of the earliest optional call or redemption.
                            There may be other call provisions at varying prices
                            at later dates.
                      **    Ratings (not covered by the report of independent
                            auditors): Using the higher of Standard & Poor's or
                            Moody's rating.
                     ***    Securities are backed by an escrow or trust
                            containing sufficient U.S. Government or U.S.
                            Government agency securities which ensures the
                            timely payment of principal and interest. Securities
                            are normally considered to be equivalent to AAA
                            rated securities.
                     N/R    Investment is not rated.
                                 See accompanying notes to financial statements.


         Nuveen Massachusetts Dividend Advantage Municipal Fund (NMB)

         Portfolio of
                    Investments May 31, 2002






   PRINCIPAL                                                                               OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                CONSUMER STAPLES - 3.8%

$       1,000   Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-Backed       7/10 at 100.00        Aa3      $1,042,480
                 Bonds, Series 2000, 6.000%, 7/01/26


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 29.4%

        1,500   Massachusetts Educational Financing Authority, Educational Loan           7/10 at 100.00        AAA       1,524,570
                 Revenue Bonds, Issue E, Series 2001, 5.300%, 1/01/16
                 (Alternative Minimum Tax)

        2,000   Massachusetts Development Finance Authority, Revenue Refunding            5/29 at 105.00         A3       2,022,200
                 Bonds (Boston University), Series 1999P, 6.000%, 5/15/59

        1,250   Massachusetts Health and Educational Facilities Authority, Revenue       10/09 at 101.00        Aaa       1,214,775
                 Bonds (Brandeis University), Series J, 5.000%, 10/01/26

        2,000   Massachusetts Health and Educational Facilities Authority, Revenue        2/11 at 100.00        AA-       2,043,380
                 Bonds (Tufts University), Series 2001-I, 5.500%, 2/15/36

        1,250   University of Massachusetts Building Authority, Project Revenue          11/10 at 100.00        AAA       1,271,625
                 Bonds, Senior Series 2000-2, 5.250%, 11/01/20


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 16.8%

        1,000   Massachusetts Health and Educational Facilities Authority, Revenue        7/09 at 101.00        AA-         972,240
                 Bonds (Partners Healthcare System Issue), Series B, 5.125%, 7/01/19

        1,000   Massachusetts Health and Educational Facilities Authority, Revenue        7/11 at 101.00        AA-       1,007,930
                 Bonds (Partners Healthcare System Issue), Series C, 5.750%, 7/01/32

        1,250   Massachusetts Health and Educational Facilities Authority, Revenue        7/11 at 100.00        BBB       1,252,437
                 Bonds (UMass Memorial Health Care), Series 2001C, 6.625%, 7/01/32

          375   Massachusetts Health and Educational Facilities Authority, Revenue        1/12 at 101.00         A-         376,219
                 Bonds (Covenant Health Systems Obligated Group), Series 2002,
                 6.000%, 7/01/31

        1,000   Massachusetts Health and Educational Facilities Authority, Revenue       10/11 at 101.00       BBB+       1,002,150
                 Bonds (Berkshire Health System Issue), Series 2001E, 6.250%, 10/01/31


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 8.4%

        1,000   Massachusetts Development Finance Agency, Assisted Living Facility        3/12 at 105.00        AAA       1,044,300
                 Revenue Bonds (The Arbors at Chicopee Project) (GNMA
                 Collateralized), Series 2001A, 6.250%, 9/20/42 (Alternative
                 Minimum Tax)

        1,250   Massachusetts Housing Finance Agency, Rental Housing Mortgage             1/11 at 100.00        AAA       1,277,313
                 Revenue Bonds, Series 2001A, 5.850%, 7/01/35 (Alternative
                 Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 11.3%

          900   Massachusetts Housing Finance Agency, Single Family Housing              12/04 at 102.00         AA         935,442
                 Revenue Bonds, Series 36, 6.600%, 12/01/26 (Alternative
                 Minimum Tax)

        2,175   Massachusetts Housing Finance Agency, Single Family Housing               6/10 at 100.00        AAA       2,186,941
                 Revenue Bonds, Series 82, 5.375%, 12/01/20 (Alternative
                 Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 2.4%

          655   Massachusetts Development Finance Agency, First Mortgage                  7/11 at 102.00       BBB-         663,410
                 Revenue Bonds (Edgecombe Project),  Series 2001A,
                 6.750%, 7/01/21


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 22.8%

        1,000   City of Boston, Massachusetts, General Obligation Bonds, Series           2/11 at 100.00        Aa2       1,005,870
                 2001A, 5.000%, 2/01/20

        2,000   Town of Brookline, Massachusetts, General Obligation Bonds,               4/10 at 101.00        Aaa       2,112,820
                 Series 2000, 5.375%, 4/01/17

        2,175   City of Lawrence, Massachusetts, General Obligation Bonds,                2/11 at 100.00        Aaa       2,181,677
                 Series 2001, 5.000%, 2/01/21



                                       35

Nuveen Massachusetts Dividend Advantage Municipal Fund (NMB) (continued)
                                    Portfolio of Investments May 31, 2002




   PRINCIPAL                                                                               OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**          VALUE
------------------------------------------------------------------------------------------------------------------------------------

                TAX OBLIGATION/GENERAL (continued)

$       1,020   Massachusetts Bay Transportation Authority, General Transportation        3/07 at 101.00        AAA      $  986,595
                 System Bonds, 1997 Series A, 5.000%, 3/01/27


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 11.6%

        1,000   Massachusetts Bay Transportation Authority, Assessment Bonds,             7/10 at 100.00        AAA       1,000,280
                 2000 Series A, 5.250%, 7/01/30

        1,000   Puerto Rico Municipal Finance Agency, Revenue Bonds, 1999                 8/09 at 101.00        AAA       1,112,840
                 Series A, 6.000%, 8/01/16

        1,000   Virgin Islands Public Finance Authority, Revenue Bonds (Virgin Islands   10/10 at 101.00       BBB-       1,078,040
                 Gross Receipts Tax Loan Note), Series 1999A, 6.375%, 10/01/19


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 19.2%

        2,000   Massachusetts Port Authority, Revenue Bonds, Series 1998-D,               7/08 at 101.00        AAA       1,919,180
                 5.000%, 7/01/28

        1,000   Massachusetts Port Authority, Special Facilities Revenue Bonds            7/07 at 102.00        AAA       1,018,430
                 (BOSFUEL Project), Series 1997, 5.500%, 7/01/18

        2,500   Massachusetts Turnpike Authority, Senior Metropolitan Highway             1/07 at 102.00        AAA       2,345,875
                 System Revenue Bonds, 1997 Series A, 5.000%, 1/01/37


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 8.9%

        1,250   Commonwealth of Massachusetts, General Obligation Bonds,                 10/10 at 100.00        AAA       1,409,788
                 Consolidated Loan, Series 2000C, 5.750%, 10/01/19 (Pre-refunded to 10/01/10)

        1,000   Puerto Rico Infrastructure Financing Authority, Special Obligation       10/10 at 101.00        AAA       1,038,670
                 Bonds, 2000 Series A, 5.500%, 10/01/40


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 2.9%

        1,000   Massachusetts Industrial Finance Agency, Resource Recovery               12/08 at 102.00        BBB         786,270
                 Revenue Refunding Bonds (Ogden Haverhill Project), Series 1998A,
                 5.600%, 12/01/19 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 14.8%

        2,000   Boston Water and Sewer Commission, Massachusetts, General                11/08 at 101.00        AAA       1,933,620
                 Revenue Bonds, Senior Series 1998D, 5.000%, 11/01/28

        1,750   Massachusetts Water Pollution Abatement Trust, Water Pollution            8/09 at 101.00        Aaa       1,831,603
                 Abatement Revenue Bonds (MWRA Program), Subordinate
                 Series 1999A, 5.750%, 8/01/29

          300   Massachusetts Water Resources Authority, General Revenue Bonds,           8/10 at 101.00        AAA         315,986
                 2000 Series A, 5.750%, 8/01/30
------------------------------------------------------------------------------------------------------------------------------------
$      41,600   Total Investments (cost $41,798,168) - 152.3%                                                            41,914,956
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.2%                                                                        604,219
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (54.5)%                                                        (15,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                          $ 27,519,175
                ====================================================================================================================


                       * Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption.
                            There may be other call provisions at varying prices at later dates.
                      ** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.
                                 See accompanying notes to financial statements.


         Nuveen Missouri Premium Income Municipal Fund (NOM)

         Portfolio of
                    Investments May 31, 2002






   PRINCIPAL                                                                               OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                CONSUMER STAPLES - 3.1%

$       1,000   Missouri State Development Finance Board, Solid Waste Disposal              No Opt. Call        AA-      $  980,790
                 Revenue Bonds (Procter & Gamble Paper Products Company Project),
                 Series 1999, 5.200%, 3/15/29 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 15.7%

        1,875   Junior College District of Mineral Area, Missouri, Student                9/10 at 102.00        N/R       2,004,113
                 Housing System Revenue Bonds (Mineral Area College),
                 Series 2000, 7.200%, 9/01/20

        2,000   Health and Educational Facilities Authority of the State of Missouri,     6/10 at 100.00        Baa2      2,082,860
                 Educational Facilities Revenue Bonds (Maryville University of
                 St. Louis Project), Series 2000, 6.750%, 6/15/30

          500   Health and Educational Facilities Authority of the State of Missouri,     2/08 at 101.00         A3         506,740
                 Educational Facilities Revenue Bonds (St. Louis Priory School
                 Project), 5.650%, 2/01/25

          365   Health and Educational Facilities Authority of the State of               4/11 at 100.00        Aaa         383,060
                 Missouri, Educational Facilities Revenue Bonds (Webster
                 University), Series 2001, 5.500%, 4/01/18


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 27.7%

        1,800   Johnson County, Missouri, Hospital Revenue Bonds (Western                 6/10 at 100.00         AA       1,865,268
                 Missouri Medical Center Project), Series 2000, 6.000%, 6/01/20

        2,500   Health and Educational Facilities Authority of the State of Missouri,     6/11 at 101.00        AAA       2,500,200
                 Revenue Bonds (SSM Health Care), Series 2001A, 5.250%, 6/01/28

          500   Health and Educational Facilities Authority of the State of Missouri,     6/11 at 101.00        AAA         500,580
                 Health Facilities Revenue Bonds (St. Luke's Episcopal-Presbyterian
                 Hospitals), Series 2001, 5.250%, 12/01/26

          425   Health and Educational Facilities Authority of the State of Missouri,     2/06 at 102.00       BBB+         436,637
                 Health Facilities Revenue Bonds (Lake of the Ozarks General
                 Hospital, Inc.), Series 1996, 6.500%, 2/15/21

        1,000   Health and Educational Facilities Authority of the State of              12/10 at 101.00          A       1,035,840
                 Missouri, Health Facilities Revenue Bonds (St. Anthony's
                 Medical Center), Series 2000, 6.250%, 12/01/30

        1,000   Ray County, Missouri, Hospital Revenue Bonds (Ray County                  5/05 at 101.50        N/R         984,260
                 Memorial Hospital), Series 1997, 5.750%, 11/15/12

          950   Texas County, Missouri, Hospital Revenue Bonds (Texas County              6/10 at 100.00        N/R         946,799
                 Memorial Hospital), Series 2000, 7.250%, 6/15/25

          500   Industrial Development Authority of the City of West Plains,             11/07 at 101.00        BB+         450,650
                 Missouri, Hospital Facilities Revenue Bonds (Ozark Medical
                 Center), Series 1997, 5.600%, 11/15/17


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 10.9%

        1,000   Missouri Housing Development Commission, Multifamily Housing             12/11 at 100.00         AA       1,025,950
                 Revenue Bonds, 2001 Series II, 5.250%, 12/01/16

        1,250   Industrial Development Authority of St. Charles County, Missouri,         4/08 at 102.00        AAA       1,230,150
                 Multifamily Housing Revenue Bonds (Ashwood Apartments
                 Project), Series 1998A, 5.600%, 4/01/30 (Alternative Minimum Tax)

          545   Industrial Development Authority of St. Louis County, Missouri,           4/07 at 102.00        AAA         569,302
                 Multifamily Housing Revenue Refunding Bonds (GNMA
                 Collateralized - South Summit Apartments Project), Series 1997A,
                 5.950%, 4/20/17

          600   Industrial Development Authority of St. Louis County, Missouri,           4/07 at 102.00        AAA         624,276
                 Multifamily Housing Revenue Refunding Bonds (GNMA
                 Collateralized - South Summit Apartments Project), Series 1997B,
                 6.000%, 10/20/15 (Alternative Minimum Tax)



                                       37

                            Nuveen Missouri Premium Income Municipal Fund (NOM) (continued)
                                    Portfolio of Investments May 31, 2002
   PRINCIPAL                                                                               OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**          VALUE
------------------------------------------------------------------------------------------------------------------------------------

                HOUSING/SINGLE FAMILY - 5.9%

$         900   Missouri Housing Development Commission, Single Family Mortgage           3/06 at 105.00        AAA       $ 970,146
                 Revenue Bonds (Homeownership Loan Program), 1995 Series C,
                 7.250%, 9/01/26 (Alternative Minimum Tax)

          870   Missouri Housing Development Commission, Single Family Mortgage           3/10 at 100.00        AAA         906,731
                 Revenue Bonds (Homeownership Loan Program), 2000 Series B-1,
                 6.250%, 3/01/31 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 26.1%

        2,020   Ritenour School District of St. Louis County, Missouri, General             No Opt. Call        AAA       2,480,641
                 Obligation School Bonds, Series 1995, 7.375%, 2/01/12

        1,500   Francis Howell School District, St. Charles County, Missouri,               No Opt. Call        AAA       1,766,970
                 General Obligation Refunding Bonds, Series 1994A, 7.800%, 3/01/08

        1,000   School District of the City of St. Charles, Missouri, General Obligation  3/06 at 100.00        AA+       1,043,080
                 Bonds (Missouri Direct Deposit Program), Series 1996A, 5.625%, 3/01/14

        1,000   Pattonville R-3 School District, St. Louis County, Missouri, General      3/10 at 101.00        AAA       1,085,640
                 Obligation Bonds, Series 2000, 5.750%, 3/01/17

          895   Board of Education of the City of St. Louis, Missouri, General              No Opt. Call        AAA       1,096,348
                 Obligation School Refunding Bonds, Series 1993A, 8.500%, 4/01/07

          625   Reorganized School District No. R-IV of Stone County, Reeds Spring,         No Opt. Call        AAA         774,788
                 Missouri, General Obligation School Building Refunding and
                 Improvement Bonds, Series 1995, 7.600%, 3/01/10


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 21.9%

        1,000   Land Clearance for Redevelopment Authority, Kansas City, Missouri,       12/05 at 102.00        AAA       1,057,080
                 Lease Revenue Bonds (Municipal Auditorium and Muehlebach
                 Hotel Redevelopment Projects), Series 1995A, 5.900%, 12/01/18

        2,000   Missouri Development Finance Board, Infrastructure Facilities             4/10 at 100.00        AAA       2,112,660
                 Revenue Bonds, Kansas City, Missouri (Midtown Redevelopment
                 Projects), Series 2000A, 5.750%, 4/01/22

          450   Monarch-Chesterfield Levee District, St. Louis County, Missouri,          3/10 at 101.00        AAA         484,560
                 Levee District Improvement Bonds, Series 1999, 5.750%, 3/01/19

        1,000   St Louis Municipal Finance Corporation, Missouri, Carnahan                2/12 at 100.00        Aaa       1,095,290
                 Courthouse Leasehold Revenue Bonds, Series 2002A, 5.750%, 2/15/16

        2,000   Public Building Corporation of the City of Springfield, Missouri,         6/10 at 100.00        AAA       2,177,800
                 Leasehold Revenue Bonds (Jordan Valley Park Projects),
                 Series 2000A, 6.125%, 6/01/21


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 4.8%

          500   Kansas City, Missouri, Passenger Facility Charge Revenue Bonds,           4/11 at 101.00        AAA         479,655
                 Series 2001 (Kansas City International Airport), 5.000%, 4/01/23
                 (Alternative Minimum Tax)

        1,000   Land Clearance for Redevelopment Authority of the City of St. Louis,      9/09 at 102.00        N/R       1,053,030
                 Missouri, Tax-Exempt Parking Facility Revenue Refunding and
                 Improvement Bonds (LCRA Parking Facilities Project), Series 1999C,
                 7.000%, 9/01/19


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 26.7%

          675   Health and Educational Facilities Authority of the State of Missouri,     2/06 at 102.00    BBB+***         764,343
                 Health Facilities Revenue Bonds (Lake of the Ozarks General
                 Hospital, Inc.), Series 1996, 6.500%, 2/15/21 (Pre-refunded to 2/15/06)

        1,290   Health and Educational Facilities Authority of the State of Missouri,     6/02 at 100.00        AAA       1,292,580
                 Health Facilities Revenue Bonds (SSM Health Care Obligated Group
                 Projects), Series 1990B, 7.000%, 6/01/15

          825   Health and Educational Facilities Authority of the State of Missouri,     3/10 at 101.00     Aa1***         939,147
                 Educational Facilities Revenue Bonds (The Washington University),
                 Series 2000A, 6.000%, 3/01/30 (Pre-refunded to 3/01/10)

          530   State Environmental Improvement and Energy Resources Authority,           7/04 at 102.00        AAA         581,156
                 Missouri, Water Pollution Control Revenue Bonds (State Revolving
                 Fund Program) (City of Branson Project), Series 1995A, 6.050%,
                 7/01/16 (Pre-refunded to 7/01/04)

          540   State Environmental Improvement and Energy Resources Authority,           1/06 at 101.00        Aaa         595,949
                 Missouri, Water Pollution Control Revenue Bonds (State
                 Revolving Fund) (Multi-Participant Program), Series 1996D, 5.875%,
                 1/01/15 (Pre-refunded to 1/01/06)

        1,000   St. Louis County, Missouri, Certificates of Receipt, GNMA                   No Opt. Call        AAA       1,062,580
                 Collateralized Mortgage Revenue Bonds, Series 1993D, 5.650%,
                 7/01/20 (Alternative Minimum Tax)



                                       38


   PRINCIPAL                                                                               OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**          VALUE
------------------------------------------------------------------------------------------------------------------------------------

                U.S. GUARANTEED (continued)

$       1,275   St. Louis Municipal Finance Corporation, Leasehold Revenue                2/05 at 100.00        AAA      $1,390,694
                 Improvement and Refunding Bonds (City of St. Louis, Missouri,
                 Lessee), Series 1992, 6.250%, 2/15/12 (Pre-refunded to 2/15/05)

        1,600   St. Louis Municipal Finance Corporation, City Justice Center,             2/06 at 102.00        AAA       1,776,112
                 Leasehold Revenue Improvement Bonds (City of St. Louis, Missouri,
                 Lessee), Series 1996A, 5.750%, 2/15/11 (Pre-refunded to 2/15/06)


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 1.5%

          500   Columbia, Missouri, Water and Electric Revenue Bonds, Series 2002A,      10/12 at 100.00        AAA         489,965
                 5.000%, 10/01/26


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 3.6%

          350   State Environmental Improvement and Energy Resources Authority,             No Opt. Call        Aaa         418,429
                 Missouri, Water Pollution Control Revenue Bonds (State Revolving
                 Fund Program - Kansas City Project), Series 1997C, 6.750%, 1/01/12

          470   State Environmental Improvement and Energy Resources Authority,           7/04 at 102.00        AAA         506,496
                 Missouri, Water Pollution Control Revenue Bonds (State Revolving
                 Fund Program - City of Branson Project), Series 1995A, 6.050%, 7/01/16

          210   State Environmental Improvement and Energy Resources Authority,           1/06 at 101.00        Aaa         226,990
                 Missouri, Water Pollution Control Revenue Bonds (State Revolving
                 Fund - Multi-Participant Program), Series 1996D, 5.875%, 1/01/15
------------------------------------------------------------------------------------------------------------------------------------
$      43,835   Total Investments (cost $44,161,019) - 147.9%                                                            46,756,335
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.7%                                                                        862,990
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (50.6)%                                                        (16,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                          $ 31,619,325
                ====================================================================================================================




                       *    Optional Call Provisions (not covered by the report
                            of independent auditors): Dates (month and year) and
                            prices of the earliest optional call or redemption.
                            There may be other call provisions at varying prices
                            at later dates.
                      **    Ratings (not covered by the report of independent
                            auditors): Using the higher of Standard & Poor's or
                            Moody's rating.
                     ***    Securities are backed by an escrow or trust
                            containing sufficient U.S. Government or U.S.
                            Government agency securities which ensures the
                            timely payment of principal and interest. Securities
                            are normally considered to be equivalent to AAA
                            rated securities.
                     N/R    Investment is not rated.
                                 See accompanying notes to financial statements.


Statement of
        Assets and Liabilities May 31, 2002


                                                                    CONNECTICUT      CONNECTICUT       CONNECTICUT          GEORGIA
                                                                        PREMIUM         DIVIDEND          DIVIDEND          PREMIUM
                                                                         INCOME        ADVANTAGE       ADVANTAGE 2           INCOME
                                                                          (NTC)            (NFC)             (NGK)            (NPG)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
 Investments in municipal securities, at market value              $112,273,414      $54,883,861       $51,440,024      $80,664,510
 Temporary investments in short-term securities, at
   amortized cost, which approximates market value                           --               --         1,900,000               --
 Cash                                                                   934,767          416,127           756,928        4,118,402
 Receivables:
   Interest                                                           1,671,737          681,079           536,434        1,436,512
   Investments sold                                                     214,225               --                --          735,264
 Other assets                                                            10,656           10,799               475            4,397
------------------------------------------------------------------------------------------------------------------------------------
      Total assets                                                  115,104,799       55,991,866        54,633,861       86,959,085
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
 Cash overdraft                                                              --               --                --               --
 Payable for investments purchased                                           --               --         3,350,858        4,908,786
 Accrued expenses:
   Management fees                                                       63,061           16,498            11,864           44,919
   Organization and offering costs                                           --            7,713            80,500               --
   Other                                                                 39,169           62,491           122,529           25,819
 Preferred share dividends payable                                          996            1,457               958              762
 Common share dividends payable                                         374,720          170,401           159,183          269,440
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                 477,946          258,560         3,725,892        5,249,726
------------------------------------------------------------------------------------------------------------------------------------
Preferred shares, at liquidation value                               38,300,000       19,500,000        17,500,000       27,800,000
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                             $ 76,326,853      $36,233,306       $33,407,969      $53,909,359
====================================================================================================================================
Common shares outstanding                                             5,277,752        2,544,489         2,307,000        3,768,386
====================================================================================================================================
Net asset value per Common share outstanding
   (net assets applicable to Common shares,
   divided by Common shares outstanding)                           $      14.46      $     14.24       $     14.48      $     14.31
====================================================================================================================================
NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
 Common shares, $.01 par value per share                            $    52,778      $    25,445       $    23,070      $    37,684
 Paid-in surplus                                                     73,138,804       36,013,848        32,675,095       52,106,860
 Balance of undistributed net investment income                         645,815            6,243            20,396          520,560
 Accumulated net realized gain (loss) from
   investment transactions                                           (2,299,620)        (102,155)               --       (1,737,533)
 Net unrealized appreciation (depreciation) of investments            4,789,076          289,925           689,408        2,981,788
------------------------------------------------------------------------------------------------------------------------------------
 Net assets applicable to Common shares                            $ 76,326,853      $36,233,306       $33,407,969      $53,909,359
====================================================================================================================================
 Authorized shares:
   Common                                                             Unlimited        Unlimited         Unlimited        Unlimited
   Preferred                                                          Unlimited        Unlimited         Unlimited        Unlimited
====================================================================================================================================

 See accompanying notes to financial statements.

                                       40

                                                                         GEORGIA    MASSACHUSETTS     MASSACHUSETTS         MISSOURI
                                                                        DIVIDEND          PREMIUM          DIVIDEND          PREMIUM
                                                                       ADVANTAGE           INCOME         ADVANTAGE           INCOME
                                                                           (NZX)            (NMT)             (NMB)            (NOM)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
 Investments in municipal securities, at market value               $41,975,864     $100,185,489       $41,914,956      $46,756,335
 Temporary investments in short-term securities, at
   amortized cost, which approximates market value                           --               --               --               --
 Cash                                                                 1,071,961          515,631           104,710          141,053
 Receivables:
   Interest                                                             606,008        1,554,149           709,358          883,984
   Investments sold                                                        --             10,000              --             35,584
 Other assets                                                             6,095            9,924            10,607            3,947
------------------------------------------------------------------------------------------------------------------------------------
      Total assets                                                   43,659,928      102,275,193        42,739,631       47,820,903
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
 Cash overdraft                                                              --               --                --               --
 Payable for investments purchased                                    1,037,707               --                --               --
 Accrued expenses:
   Management fees                                                       12,521           56,090            12,585           26,184
   Organization and offering costs                                        3,709               --             7,713               --
   Other                                                                 95,588           33,248            64,778           21,874
 Preferred share dividends payable                                        2,630            1,304             1,232              415
 Common share dividends payable                                         126,387          328,092           134,148          153,105
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                               1,278,542          418,734           220,456          201,578
------------------------------------------------------------------------------------------------------------------------------------
Preferred shares, at liquidation value                               15,000,000       34,000,000        15,000,000       16,000,000
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                              $27,381,386     $ 67,856,459       $27,519,175      $31,619,325
====================================================================================================================================
Common shares outstanding                                             1,956,336        4,687,023         1,943,302        2,202,955
====================================================================================================================================
Net asset value per Common share outstanding
   (net assets applicable to Common shares,
   divided by Common shares outstanding)                            $     14.00     $      14.48       $     14.16      $     14.35
====================================================================================================================================
NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
 Common shares, $.01 par value per share                            $    19,563      $    46,870       $    19,433      $    22,030
 Paid-in surplus                                                     27,630,818       64,953,042        27,468,146       30,279,150
 Balance of undistributed net investment income                         103,113          659,569             9,113          286,262
 Accumulated net realized gain (loss) from
   investment transactions                                             (345,593)      (2,112,227)          (94,305)      (1,563,433)
 Net unrealized appreciation (depreciation) of investments              (26,515)       4,309,205           116,788        2,595,316
------------------------------------------------------------------------------------------------------------------------------------
 Net assets applicable to Common shares                             $27,381,386     $ 67,856,459       $27,519,175      $31,619,325
====================================================================================================================================
 Authorized shares:
   Common                                                             Unlimited        Unlimited         Unlimited        Unlimited
   Preferred                                                          Unlimited        Unlimited         Unlimited        Unlimited
====================================================================================================================================




                                 See accompanying notes to financial statements.


Statement of
          Operations Year Ended May 31, 2002


                                                                    CONNECTICUT     CONNECTICUT       CONNECTICUT           GEORGIA
                                                                        PREMIUM         DIVIDEND          DIVIDEND          PREMIUM
                                                                         INCOME        ADVANTAGE       ADVANTAGE 2           INCOME
                                                                          (NTC)            (NFC)            (NGK)*            (NPG)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                                                    $6,275,894       $2,867,198          $231,335       $4,588,053
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
 Management fees                                                        743,595          361,613            40,983          532,206
 Preferred shares - auction fees                                         95,750           48,750             1,798           69,500
 Preferred shares - dividend disbursing agent fees                       10,000           10,000               411           10,000
 Shareholders' servicing agent fees and expenses                         24,709            2,849               669           12,022
 Custodian's fees and expenses                                           47,897           36,537             6,839           55,685
 Trustees' fees and expenses                                              1,280              864               235            1,294
 Professional fees                                                        9,492            9,830             6,589            8,687
 Shareholders' reports - printing and mailing expenses                   32,163           14,446             4,258           21,265
 Stock exchange listing fees                                             22,078               82                --            4,640
 Investor relations expense                                              17,997            6,241                --           13,109
Other expenses                                                           16,773            7,681               252           11,998
------------------------------------------------------------------------------------------------------------------------------------
 Total expenses before custodian fee credit and
   expense reimbursement                                              1,021,734          498,893            62,034          740,406
   Custodian fee credit                                                  (5,778)         (13,880)             (427)          (8,425)
   Expense reimbursement                                                     --         (166,899)          (18,915)              --
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                          1,015,956          318,114            42,692          731,981
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                 5,259,938        2,549,084           188,643        3,856,072
------------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
 Net realized gain (loss) from investment transactions                  544,946          (44,913)               --          570,501
 Change in net unrealized appreciation (depreciation)
   of investments                                                       474,512          840,819           689,408         (195,055)
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) from investments                                      1,019,458          795,906           689,408          375,446
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
From net investment income                                             (546,694)        (291,100)           (9,064)        (460,881)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable to Common
   shares from operations                                            $5,732,702       $3,053,890          $868,987       $3,770,637
====================================================================================================================================

* For the period March 26, 2002 (commencement of operations) through May 31,
  2002.

                                 See accompanying notes to financial statements.


                                       42


                                                                        GEORGIA    MASSACHUSETTS     MASSACHUSETTS         MISSOURI
                                                                       DIVIDEND          PREMIUM          DIVIDEND          PREMIUM
                                                                      ADVANTAGE           INCOME         ADVANTAGE           INCOME
                                                                        (NZX)**            (NMT)             (NMB)            (NOM)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                                                    $1,296,464       $5,711,613        $2,261,170       $2,655,293
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
 Management fees                                                        171,740          662,035           277,363          307,994
 Preferred shares - auction fees                                         20,240           85,000            37,500           40,000
 Preferred shares - dividend disbursing agent fees                        5,397           10,000            10,000           10,000
 Shareholders' servicing agent fees and expenses                          1,445           11,960             2,711            9,430
 Custodian's fees and expenses                                           24,941           34,276            39,697           26,240
 Trustees' fees and expenses                                                606            1,359               825              751
 Professional fees                                                       10,716            9,676            10,862            8,156
 Shareholders' reports - printing and mailing expenses                   10,368           26,396            13,691           12,583
 Stock exchange listing fees                                                 --           20,726                62               96
 Investor relations expense                                               1,703           16,987             7,005            7,909
Other expenses                                                            4,017           12,022             7,724            8,939
------------------------------------------------------------------------------------------------------------------------------------
 Total expenses before custodian fee credit
   and expense reimbursement                                            251,173          890,437           407,440          432,098
   Custodian fee credit                                                  (4,147)          (8,805)          (19,971)          (5,035)
   Expense reimbursement                                                (78,823)              --          (128,014)              --
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                            168,203          881,632           259,455          427,063
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                 1,128,261        4,829,981         2,001,715        2,228,230
------------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
 Net realized gain (loss) from investment transactions                 (345,593)         511,753          (68,781)          (29,238)
 Change in net unrealized appreciation (depreciation)
   of investments                                                       (26,515)          56,519          555,011           669,418
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) from investments                                       (372,108)         568,272           486,230          640,180
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
From net investment income                                             (114,572)        (513,588)         (238,070)        (283,065)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable to Common
   shares from operations                                            $  641,581       $4,884,665        $2,249,875       $2,585,345
====================================================================================================================================

** For the period September 25, 2001 (commencement of operations) through May
   31, 2002.

                                 See accompanying notes to financial statements.


Statement of
          Changes in Net Assets

                                                                                                                      CONNECTICUT
                                                                                                                       DIVIDEND
                                                             CONNECTICUT                        CONNECTICUT           ADVANTAGE 2
                                                         PREMIUM INCOME (NTC)            DIVIDEND ADVANTAGE (NFC)         (NGK)
                                                   -----------------------------       ---------------------------- ----------------
                                                                                                            FOR THE        FOR THE
                                                                                                     PERIOD 1/26/01  PERIOD 3/26/02
                                                                                                      (COMMENCEMENT   (COMMENCEMENT
                                                    YEAR ENDED        YEAR ENDED        YEAR ENDED   OF OPERATIONS)  OF OPERATIONS)
                                                       5/31/02           5/31/01           5/31/02  THROUGH 5/31/01 THROUGH 5/31/02
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
 Net investment income                             $ 5,259,938       $ 5,383,842       $ 2,549,084       $  537,367      $  188,643
 Net realized gain (loss) from investment
   transactions                                        544,946               576           (44,913)         (57,242)             --
 Change in net unrealized appreciation
   (depreciation) of investments                       474,512         6,892,339           840,819         (548,693)        689,408
 Distributions to Preferred Shareholders
   from net investment income                         (546,694)       (1,264,121)         (291,100)        (122,470)         (9,064)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable to
   Common shares from operations                     5,732,702        11,012,636         3,053,890         (191,038)        868,987
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income                          (4,403,107)       (4,316,867)       (2,135,321)        (533,518)       (159,183)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Common shares:
   Net proceeds from sale of shares                        --                --                --       36,216,383      32,878,500
   Net proceeds from shares
     issued to shareholders due to
     reinvestment of distributions                     355,425           366,668            60,234            1,776             --
Preferred shares offering costs                            --                 --               --          (339,375)       (280,610)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable
   to Common shares from capital
   share transactions                                  355,425           366,668            60,234       35,878,784      32,597,890
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets
   applicable to Common shares                       1,685,020         7,062,437           978,803       35,154,228      33,307,694
Net assets applicable to Common
   shares at the beginning of period                74,641,833        67,579,396        35,254,503          100,275         100,275
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of period                     $76,326,853       $74,641,833       $36,233,306      $35,254,503     $33,407,969
====================================================================================================================================
Undistributed (Over-distribution of) net
   investment income at the end of period           $  645,815         $ 231,595         $   6,243       $ (118,621)     $   20,396
====================================================================================================================================

                                 See accompanying notes to financial statements.


                                       44

                                                                                        GEORGIA
                                                                                        DIVIDEND            MASSACHUSETTS PREMIUM
                                                    GEORGIA PREMIUM INCOME (NPG)     ADVANTAGE (NZX)            INCOME (NMT)
                                                   -----------------------------   -----------------    ----------------------------
                                                                                          FOR THE
                                                                                   PERIOD 9/25/01
                                                                                    (COMMENCEMENT
                                                    YEAR ENDED        YEAR ENDED    OF OPERATIONS)       YEAR ENDED      YEAR ENDED
                                                       5/31/02           5/31/01   THROUGH 5/31/02          5/31/02         5/31/01
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
 Net investment income                             $ 3,856,072       $ 3,987,219       $ 1,128,261      $ 4,829,981     $ 4,893,855
 Net realized gain (loss) from investment
   transactions                                        570,501         1,111,221          (345,593)         511,753          22,543
 Change in net unrealized appreciation
   (depreciation) of investments                      (195,055)        3,931,839           (26,515)          56,519       5,076,539
 Distributions to Preferred Shareholders
   from net investment income                         (460,881)         (981,605)         (114,572)        (513,588)     (1,136,585)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable to
   Common shares from operations                     3,770,637         8,048,674           641,581        4,884,665       8,856,352
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income                          (3,187,446)       (2,989,672)         (910,576)      (3,887,315)     (3,804,794)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Common shares:
   Net proceeds from sale of shares                         --                --        27,860,955              --               --
   Net proceeds from shares
     issued to shareholders due to
     reinvestment of distributions                     158,444           117,835             4,901          280,344         203,930
Preferred shares offering costs                             --                --          (315,750)              --              --
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable
   to Common shares from capital
   share transactions                                  158,444           117,835        27,550,106          280,344         203,930
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets
   applicable to Common shares                         741,635         5,176,837        27,281,111        1,277,694       5,255,488
Net assets applicable to Common
   shares at the beginning of period                53,167,724        47,990,887           100,275       66,578,765      61,323,277
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of period                     $53,909,359       $53,167,724       $27,381,386      $67,856,459     $66,578,765
====================================================================================================================================
Undistributed (Over-distribution of) net
   investment income at the end of period           $  520,560        $  169,607        $  103,113       $  659,569      $   30,016
====================================================================================================================================


                                 See accompanying notes to financial statements.

                                       45



Statement of
      Changes in Net Assets (continued)

                                                                               MASSACHUSETTS                 MISSOURI PREMIUM
                                                                         DIVIDEND ADVANTAGE (NMB)              INCOME (NOM)
                                                                     -----------------------------      ----------------------------
                                                                                         FOR THE
                                                                                   PERIOD 1/31/01
                                                                                    (COMMENCEMENT
                                                                      YEAR ENDED    OF OPERATIONS)       YEAR ENDED      YEAR ENDED
                                                                         5/31/02   THROUGH 5/31/01          5/31/02         5/31/01
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
 Net investment income                                               $ 2,001,715        $  472,617      $ 2,228,230     $ 2,229,305
 Net realized gain (loss) from investment
   transactions                                                          (68,781)          (25,524)         (29,238)        181,966
 Change in net unrealized appreciation
   (depreciation) of investments                                         555,011          (435,935)         669,418       2,388,233
 Distributions to Preferred Shareholders
   from net investment income                                           (238,070)         (102,546)        (283,065)       (555,464)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable to
   Common shares from operations                                       2,249,875           (91,388)       2,585,345       4,244,040
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income                                            (1,701,593)         (425,298)      (1,770,473)     (1,616,505)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Common shares:
   Net proceeds from sale of shares                                           --        27,660,825               --              --
   Net proceeds from shares
     issued to shareholders due to
     reinvestment of distributions                                        19,714                15          296,123         180,182
Preferred shares offering costs                                               --          (293,250)              --              --
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable
   to Common shares from capital
   share transactions                                                     19,714        27,367,590          296,123         180,182
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets
   applicable to Common shares                                           567,996        26,850,904        1,110,995       2,807,717
Net assets applicable to Common
   shares at the beginning of period                                  26,951,179           100,275       30,508,330      27,700,613
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of period                                       $27,519,175       $26,951,179      $31,619,325     $30,508,330
====================================================================================================================================
Undistributed (Over-distribution of) net
   investment income at the end of period                            $     9,113       $   (55,227)     $   286,262     $    88,313
====================================================================================================================================


                                 See accompanying notes to financial statements.

Notes to
           Financial Statements







1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES
The state Funds (the "Funds") covered in this report and their corresponding stock exchange symbols are Nuveen Connecticut Premium Income Municipal Fund
(NTC), Nuveen Connecticut Dividend Advantage Municipal Fund (NFC), Nuveen Connecticut Dividend Advantage Municipal Fund 2 (NGK), Nuveen Georgia Premium Income Municipal Fund (NPG), Nuveen Georgia Dividend Advantage Municipal Fund
(NZX), Nuveen Massachusetts Premium Income Municipal Fund (NMT), Nuveen Massachusetts Dividend Advantage Municipal Fund (NMB) and Nuveen Missouri Premium Income Municipal Fund (NOM). Connecticut Premium Income (NTC) and Massachusetts Premium Income (NMT) are traded on the New York Stock Exchange while Connecticut Dividend Advantage (NFC), Connecticut Dividend Advantage 2
(NGK), Georgia Premium Income (NPG), Georgia Dividend Advantage (NZX), Massachusetts Dividend Advantage (NMB) and Missouri Premium Income (NOM) are traded on the American Stock Exchange. Prior to the commencement of operations of Connecticut Dividend Advantage (NFC), Connecticut Dividend Advantage 2 (NGK), Georgia Dividend Advantage (NZX) and Massachusetts Dividend Advantage (NMB), each Fund had no operations other than those related to organizational matters, the initial capital contribution of $100,275 by Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of The John Nuveen Company, and the recording of the organization expenses ($15,000, $11,500, $11,500 and $15,000, respectively) and their reimbursement by Nuveen Investments, also a wholly owned subsidiary of The John Nuveen Company.

Each Fund seeks to provide current income exempt from both regular federal and designated state income taxes by investing primarily in a diversified portfolio of municipal obligations issued by state and local government authorities within a single state. The Funds are registered under the Investment Company Act of 1940 as closed-end management investment companies.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States.

Securities Valuation
The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Trustees. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers and general market conditions. If it is determined that market prices for a security are unavailable or inappropriate, the Board of Trustees of the Funds may establish a fair value for the security. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.

Securities Transactions
Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. The securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At May 31, 2002, Connecticut Dividend Advantage 2 (NGK), Georgia Premium Income (NPG) and Georgia Dividend Advantage (NZX) had outstanding when-issued purchase commitments of $1,685,069, $4,908,786 and $1,037,707, respectively. There were no such outstanding purchase commitments in any of the other Funds.

Investment Income
Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts on long-term debt securities for financial reporting purposes.

Notes to
        Financial Statements (continued)






Income Taxes
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income to its shareholders. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. All monthly tax-exempt income dividends paid during the period ended May 31, 2002, have been designated Exempt Interest Dividends.

Dividends and Distributions to Shareholders
Tax-exempt net investment income is declared monthly as a dividend. Generally, payment is made or reinvestment is credited to shareholder accounts on the first business day after month-end. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. Accordingly, temporary over-distributions as a result of these differences may occur and will be classified as either distributions in excess of net investment income, distributions in excess of net realized gains and/or distributions in excess of net ordinary taxable income from investment transactions, where applicable.

Preferred Shares
The Funds have issued and outstanding $25,000 stated value Preferred shares. Each Fund's Preferred shares are issued in one Series. The dividend rate on each Series may change every seven days, as set by the auction agent. The number of shares outstanding for each Fund is as follows:

                         CONNECTICUT   CONNECTICUT   CONNECTICUT      GEORGIA
                             PREMIUM      DIVIDEND      DIVIDEND      PREMIUM
                              INCOME     ADVANTAGE   ADVANTAGE 2       INCOME
                                (NTC)         (NFC)         (NGK)        (NPG)
--------------------------------------------------------------------------------
Number of Shares:
   Series M                       --            --            --           --
   Series T                       --           780            --           --
   Series W                       --            --           700           --
   Series Th                   1,532            --            --        1,112
================================================================================

                             GEORGIA MASSACHUSETTS MASSACHUSETTS     MISSOURI
                            DIVIDEND       PREMIUM      DIVIDEND      PREMIUM
                           ADVANTAGE        INCOME     ADVANTAGE       INCOME
                                (NZX)         (NMT)         (NMB)        (NOM)
--------------------------------------------------------------------------------
Number of Shares:
   Series M                      600            --            --           --
   Series T                       --            --           600           --
   Series W                       --            --            --           --
   Series Th                      --         1,360            --          640
================================================================================


Effective November 16, 2001, Georgia Dividend Advantage (NZX) issued 600 Series M $25,000 stated value Preferred shares. Effective May 17, 2002, Connecticut Dividend Advantage 2 (NGK) issued 700 Series W $25,000 stated value Preferred shares.

Derivative Financial Instruments
The Funds may invest in certain derivative financial instruments including futures, forward, swap and option contracts, and other financial instruments with similar characteristics. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the period ended May 31, 2002.

Custodian Fee Credit
Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Offering Costs
Nuveen Investments has agreed to pay all offering costs (other than the sales load) that exceed $.03 per Common share for Connecticut Dividend Advantage
(NFC), Connecticut Dividend Advantage 2 (NGK), Georgia Dividend Advantage (NZX) and Massachusetts Dividend Advantage (NMB). Connecticut Dividend Advantage's
(NFC), Connecticut Dividend Advantage 2's (NGK), Georgia Dividend Advantage's
(NZX) and Massachusetts Dividend Advantage's (NMB) share of offering costs ($76,005, $69,000, $58,470 and $58,050, respectively) were recorded as a reduction of the proceeds from the sale of common shares.

Costs incurred by Connecticut Dividend Advantage (NFC), Connecticut Dividend Advantage 2 (NGK), Georgia Dividend Advantage (NZX) and Massachusetts Dividend Advantage (NMB) in connection with their offering of Preferred shares ($339,375, $280,610, $315,750 and $293,250, respectively) were recorded as a reduction to paid-in surplus.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common Shares from operations during the reporting period. Actual results may differ from those estimates.

Change in Accounting Policy
As required, effective June 1, 2001, the Funds have adopted the provisions of the new AICPA Audit and Accounting Guide for Investment Companies and began accreting taxable market discount on debt securities. Prior to June 1, 2001, the Funds did not accrete taxable market discount on debt securities until they were sold. The cumulative effect of this accounting change had no impact on the total net assets applicable to Common Shares or the Common share net asset values of the Funds, but resulted in an increase in the cost of securities and a corresponding decrease in net unrealized appreciation or increase in net unrealized depreciation based on securities held by the following Funds on June 1, 2001, as follows:

                              CONNECTICUT  CONNECTICUT      GEORGIA MASSACHUSETTS MASSACHUSETTS    MISSOURI
                                  PREMIUM     DIVIDEND      PREMIUM       PREMIUM      DIVIDEND     PREMIUM
                                   INCOME    ADVANTAGE       INCOME        INCOME     ADVANTAGE      INCOME
                                     (NTC)        (NFC)        (NPG)         (NMT)         (NMB)       (NOM)
------------------------------------------------------------------------------------------------------------
                                 $104,083       $2,201     $143,208      $200,475        $2,288     $23,257
============================================================================================================


The effect of this change for the fiscal year ended May 31, 2002, was to increase investment income with a corresponding decrease in net unrealized appreciation as follows:

The Statement of Changes in Net Assets and Financial Highlights for the prior periods have not been restated to reflect this change in presentation.

                              CONNECTICUT  CONNECTICUT      GEORGIA MASSACHUSETTS MASSACHUSETTS    MISSOURI
                                  PREMIUM     DIVIDEND      PREMIUM       PREMIUM      DIVIDEND     PREMIUM
                                   INCOME    ADVANTAGE       INCOME        INCOME     ADVANTAGE      INCOME
                                     (NTC)        (NFC)        (NPG)         (NMT)         (NMB)       (NOM)
------------------------------------------------------------------------------------------------------------
                                  $14,611       $7,336      $21,549       $38,158       $8,795       $3,328
============================================================================================================


Classification and Measurement of Redeemable Securities
The Funds have adopted the classification requirement of EITF D-98, Classification and Measurement of Redeemable Securities. EITF D-98 requires that Preferred shares, at liquidation value, be presented separately in the Statement of Assets and Liabilities. Accordingly, certain reclassifications have been made to the financial statements and financial highlights for all prior periods presented. The adoption of EITF D-98 had no impact on the Funds' Common share net asset values.

Notes to
        Financial Statements (continued)



2. FUND SHARES
Transactions in Common and Preferred shares were as follows:

                                                                              CONNECTICUT
                                                                                DIVIDEND
                              CONNECTICUT         CONNECTICUT DIVIDEND         ADVANTAGE 2         GEORGIA
                         PREMIUM INCOME (NTC)        ADVANTAGE (NFC)              (NGK)       PREMIUM INCOME (NPG)
                         ---------------------  --------------------------  ----------------  -----------------------
                                                                FOR THE         FOR THE
                                                            PERIOD 1/26/01  PERIOD 3/26/02
                                                             (COMMENCEMENT   (COMMENCEMENT
                         YEAR ENDED YEAR ENDED  YEAR ENDED   OF OPERATIONS)  OF OPERATIONS)   YEAR ENDED  YEAR ENDED
                           5/31/02    5/31/01      5/31/02  THROUGH 5/31/01  THROUGH 5/31/02    5/31/02    5/31/01
---------------------------------------------------------------------------------------------------------------------
Common shares:
   Shares sold                 --           --          --        2,533,500        2,300,000         --         --
   Shares issued to
     shareholders due
     to reinvestment of
     distributions         22,147       24,620       3,869              120               --     10,384      8,153
---------------------------------------------------------------------------------------------------------------------
                           22,147       24,620       3,869        2,533,620        2,300,000     10,384      8,153
=====================================================================================================================
Preferred shares sold          --           --          --              780              700         --         --
=====================================================================================================================



                         GEORGIA
                        DIVIDEND
                        ADVANTAGE        MASSACHUSETTS             MASSACHUSETTS DIVIDEND           MISSOURI
                          (NZX)      PREMIUM INCOME (NMT)             ADVANTAGE (NMB)         PREMIUM INCOME (NOM)
                    ---------------  ---------------------    ------------------------------  -----------------------
                         FOR THE                                                FOR THE
                     PERIOD 9/25/01                                         PERIOD 1/31/01
                      (COMMENCEMENT                                          (COMMENCEMENT
                     OF OPERATIONS) YEAR ENDED  YEAR ENDED    YEAR ENDED     OF OPERATIONS)   YEAR ENDED YEAR ENDED
                    THROUGH 5/31/02    5/31/02     5/31/01       5/31/02     THROUGH 5/31/01    5/31/02    5/31/01
---------------------------------------------------------------------------------------------------------------------
Common shares:
   Shares sold            1,949,000         --          --            --           1,935,000         --         --
   Shares issued to
   shareholders due
    to reinvestment of
     distributions              336     18,094      13,928         1,301                   1     19,877     13,147
---------------------------------------------------------------------------------------------------------------------
                          1,949,336     18,094      13,928         1,301           1,935,001     19,877     13,147
=====================================================================================================================
Preferred shares sold           600         --          --            --                 600         --         --
=====================================================================================================================


3. DISTRIBUTIONS TO COMMON SHAREHOLDERS
The Funds declared Common share dividend distributions from their tax-exempt net investment income which were paid on July 1, 2002, to shareholders of record on June 15, 2002, as follows:

                                                        CONNECTICUT CONNECTICUT  CONNECTICUT      GEORGIA
                                                            PREMIUM    DIVIDEND     DIVIDEND      PREMIUM
                                                             INCOME   ADVANTAGE  ADVANTAGE 2       INCOME
                                                              (NTC)       (NFC)        (NGK)        (NPG)
---------------------------------------------------------------------------------------------------------
Dividend per share                                           $.0710      $.0700       $.0690       $.0715
=========================================================================================================


                                                          GEORGIA MASSACHUSETTS MASSACHUSETTS    MISSOURI
                                                         DIVIDEND       PREMIUM      DIVIDEND     PREMIUM
                                                        ADVANTAGE        INCOME     ADVANTAGE      INCOME
                                                            (NZX)         (NMT)         (NMB)       (NOM)
---------------------------------------------------------------------------------------------------------
Dividend per share                                         $.0665        $.0710        $.0730      $.0715
=========================================================================================================


4. SECURITIES TRANSACTIONS
Purchases and sales (including maturities) of investments in long-term municipal securities and short-term securities for the fiscal year ended May 31, 2002, were as follows:

                                                        CONNECTICUT  CONNECTICUT  CONNECTICUT      GEORGIA
                                                            PREMIUM     DIVIDEND     DIVIDEND      PREMIUM
                                                             INCOME    ADVANTAGE  ADVANTAGE 2       INCOME
                                                              (NTC)        (NFC)       (NGK)*        (NPG)
----------------------------------------------------------------------------------------------------------
Purchases:
   Long-term municipal securities                       $13,657,675  $11,135,342  $50,754,399  $30,484,076
   Short-term securities                                  1,750,000      500,000   16,650,000           --
Sales and maturities:
   Long-term municipal securities                        15,826,734   17,973,000           --   36,500,806
   Short-term securities                                  1,750,000      500,000   14,750,000           --
==========================================================================================================

 * For the period March 26, 2002 (commencement of operations) through May 31,
   2002.

                                                            GEORGIA MASSACHUSETTS  MASSACHUSETTS     MISSOURI
                                                           DIVIDEND       PREMIUM       DIVIDEND      PREMIUM
                                                          ADVANTAGE        INCOME      ADVANTAGE       INCOME
                                                            (NZX)**         (NMT)          (NMB)        (NOM)
-------------------------------------------------------------------------------------------------------------
Purchases:
   Long-term municipal securities                       $65,896,313   $15,828,623     $3,829,161   $4,236,685
   Short-term securities                                  4,900,000     2,000,000      1,000,000           --
Sales and maturities:
   Long-term municipal securities                        23,523,874    13,473,681      5,919,095    3,699,981
   Short-term securities                                  4,900,000     4,000,000      1,000,000           --
=============================================================================================================

 **For the period September 25, 2001 (commencement of operations) through May
   31, 2002.


Notes to
        Financial Statements (continued)



5. INCOME TAX INFORMATION
The following information is presented on an income tax basis as of May 31, 2002. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

                                                        CONNECTICUT    CONNECTICUT    CONNECTICUT      GEORGIA
                                                            PREMIUM       DIVIDEND       DIVIDEND      PREMIUM
                                                             INCOME      ADVANTAGE    ADVANTAGE 2       INCOME
                                                              (NTC)          (NFC)          (NGK)        (NPG)
--------------------------------------------------------------------------------------------------------------
Cost of Investments                                    $107,406,099    $54,587,285    $52,650,550  $77,579,757
==============================================================================================================


                                                            GEORGIA  MASSACHUSETTS  MASSACHUSETTS     MISSOURI
                                                           DIVIDEND        PREMIUM       DIVIDEND      PREMIUM
                                                          ADVANTAGE         INCOME      ADVANTAGE       INCOME
                                                              (NZX)          (NMT)          (NMB)        (NOM)
--------------------------------------------------------------------------------------------------------------
Cost of Investments                                     $42,347,972    $95,637,651    $41,823,909  $44,157,072
==============================================================================================================


                                                        CONNECTICUT    CONNECTICUT    CONNECTICUT       GEORGIA
                                                            PREMIUM       DIVIDEND       DIVIDEND       PREMIUM
                                                             INCOME      ADVANTAGE    ADVANTAGE 2        INCOME
                                                              (NTC)          (NFC)          (NGK)         (NPG)
---------------------------------------------------------------------------------------------------------------
Gross unrealized appreciation                            $5,053,311      $ 519,551       $692,989    $3,341,199
Gross unrealized depreciation                              (185,996)      (222,975)        (3,515)     (256,446)
---------------------------------------------------------------------------------------------------------------
Net unrealized appreciation
   (depreciation) on investments                         $4,867,315      $ 296,576       $689,474    $3,084,753
===============================================================================================================

                                                            GEORGIA  MASSACHUSETTS  MASSACHUSETTS      MISSOURI
                                                           DIVIDEND        PREMIUM       DIVIDEND       PREMIUM
                                                          ADVANTAGE         INCOME      ADVANTAGE        INCOME
                                                              (NZX)          (NMT)          (NMB)         (NOM)
---------------------------------------------------------------------------------------------------------------
Gross unrealized appreciation                             $ 307,531     $5,205,883      $ 456,604    $2,717,138
Gross unrealized depreciation                              (679,639)      (658,045)      (365,557)     (117,875)
---------------------------------------------------------------------------------------------------------------
Net unrealized appreciation
   (depreciation) on investments                          $(372,108)    $4,547,838      $  91,047    $2,599,263
===============================================================================================================

The tax components of undistributed net investment income and realized gains at May 31, 2002, are as follows:

                                                        CONNECTICUT    CONNECTICUT    CONNECTICUT       GEORGIA
                                                            PREMIUM       DIVIDEND       DIVIDEND       PREMIUM
                                                             INCOME      ADVANTAGE    ADVANTAGE 2        INCOME
                                                              (NTC)          (NFC)          (NGK)         (NPG)
---------------------------------------------------------------------------------------------------------------
Undistributed tax-exempt income                            $897,969       $176,278       $188,577      $686,277
Undistributed ordinary income *                              34,265             --             --         1,522
Undistributed long-term capital gains                            --             --             --            --
===============================================================================================================


                                                            GEORGIA  MASSACHUSETTS  MASSACHUSETTS      MISSOURI
                                                           DIVIDEND        PREMIUM       DIVIDEND       PREMIUM
                                                          ADVANTAGE         INCOME      ADVANTAGE        INCOME
                                                              (NZX)          (NMT)          (NMB)         (NOM)
---------------------------------------------------------------------------------------------------------------
Undistributed tax-exempt income                            $235,839       $750,534       $141,123      $409,490
Undistributed ordinary income *                                  --             --             --            --
Undistributed long-term capital gains                            --             --             --            --
===============================================================================================================


The tax character of distributions paid during the period ended May 31, 2002, are as follows:

                                                        CONNECTICUT    CONNECTICUT    CONNECTICUT       GEORGIA
                                                            PREMIUM       DIVIDEND       DIVIDEND       PREMIUM
                                                             INCOME      ADVANTAGE    ADVANTAGE 2        INCOME
                                                              (NTC)          (NFC)          (NGK)         (NPG)
---------------------------------------------------------------------------------------------------------------
Distributions from tax-exempt income                     $4,936,883     $2,427,472            $--    $3,537,237
Distributions from ordinary income *                         12,951             --             --        94,734
Distributions from long-term capital gains                       --             --             --            --
===============================================================================================================


                                                            GEORGIA  MASSACHUSETTS  MASSACHUSETTS      MISSOURI
                                                           DIVIDEND        PREMIUM       DIVIDEND       PREMIUM
                                                          ADVANTAGE         INCOME      ADVANTAGE        INCOME
                                                              (NZX)          (NMT)          (NMB)         (NOM)
---------------------------------------------------------------------------------------------------------------
Distributions from tax-exempt income                       $892,422     $4,408,553     $1,940,760    $2,047,062
Distributions from ordinary income *                             --             --             --            --
Distributions from long-term capital gains                       --             --             --            --
===============================================================================================================

  * Ordinary income consists of taxable market discount income and short-term capital gains, if any.

At May 31, 2002, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

                               CONNECTICUT   CONNECTICUT   GEORGIA   MASSACHUSETTS  MASSACHUSETTS     MISSOURI
                                   PREMIUM    DIVIDEND     PREMIUM         PREMIUM       DIVIDEND      PREMIUM
                                    INCOME    ADVANTAGE     INCOME          INCOME      ADVANTAGE       INCOME
                                     (NTC)        (NFC)      (NPG)           (NMT)          (NMB)        (NOM)
--------------------------------------------------------------------------------------------------------------
Expiration year:
   2003                         $  170,060          $--        $--      $   41,189        $    --   $  768,346
   2004                          1,105,901           --  1,266,940         945,779             --      708,417
   2005                            847,914           --    340,685         195,761             --           --
   2006                                 --           --         --              --             --           --
   2007                                 --           --         --              --             --           --
   2008                              7,281           --    129,908         210,989             --       57,432
   2009                            168,464       57,242         --         718,509         25,524           --
   2010                                 --       42,027         --              --         31,957        6,599
--------------------------------------------------------------------------------------------------------------
Total                           $2,299,620      $99,269 $1,737,533      $2,112,227        $57,481   $1,540,794
==============================================================================================================


Notes to
        Financial Statements (continued)




6. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Under Connecticut Premium Income's (NTC), Georgia Premium Income's (NPG), Massachusetts Premium Income's (NMB) and Missouri Premium Income's (NOM) investment management agreements with the Adviser, each Fund pays an annual management fee, payable monthly, at the rates set forth below, which are based upon the average daily net assets (including net assets attributable to Preferred shares) of each Fund as follows:

AVERAGE DAILY NET ASSETS (INCLUDING NET ASSETS ATTRIBUTABLE TO PREFERRED SHARES)              MANAGEMENT FEE
------------------------------------------------------------------------------------------------------------
For the first $125 million                                                                       .6500 of 1%
For the next $125 million                                                                        .6375 of 1
For the next $250 million                                                                        .6250 of 1
For the next $500 million                                                                        .6125 of 1
For the next $1 billion                                                                          .6000 of 1
For the next $3 billion                                                                          .5875 of 1
For net assets over $5 billion                                                                   .5750 of 1
============================================================================================================


Under Connecticut Dividend Advantage's (NFC), Connecticut Dividend Advantage 2's
(NGK), Georgia Dividend Advantage's (NZX) and Massachusetts Dividend Advantage's
(NMB) investment management agreements with the Adviser, each Fund pays an annual management fee, payable monthly, at the rates set forth below, which are based upon the average daily net assets (including net assets attributable to Preferred shares) of each Fund as follows:

AVERAGE DAILY NET ASSETS (INCLUDING NET ASSETS ATTRIBUTABLE TO PREFERRED SHARES)              MANAGEMENT FEE
------------------------------------------------------------------------------------------------------------
For the first $125 million                                                                       .6500 of 1%
For the next $125 million                                                                        .6375 of 1
For the next $250 million                                                                        .6250 of 1
For the next $500 million                                                                        .6125 of 1
For the next $1 billion                                                                          .6000 of 1
For net assets over $2 billion                                                                   .5750 of 1
============================================================================================================


For the first ten years of Connecticut Dividend Advantage's (NFC) and Massachusetts Dividend Advantage's (NMB) operations, the Adviser has agreed to reimburse the Funds, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts, and for the time periods set forth below:

YEAR ENDING                            YEAR ENDING
JANUARY 31,                            JANUARY 31,
--------------------------------------------------------------

2001*           .30%                   2007              .25%
2002            .30                    2008              .20
2003            .30                    2009              .15
2004            .30                    2010              .10
2005            .30                    2011              .05
2006            .30
==============================================================

* From the commencement of operations.

The Adviser has not agreed to reimburse Connecticut Dividend Advantage (NFC) and Massachusetts Dividend Advantage (NMB) for any portion of its fees and expenses beyond January 31, 2011.

For the first ten years of Connecticut Dividend Advantage 2's (NGK) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts, and for the time periods set forth below:

YEAR ENDING                            YEAR ENDING
MARCH 31,                                MARCH 31,
--------------------------------------------------------------

2002*           .30%                   2008              .25%
2003            .30                    2009              .20
2004            .30                    2010              .15
2005            .30                    2011              .10
2006            .30                    2012              .05
2007            .30
==============================================================

* From the commencement of operations.

The Adviser has not agreed to reimburse Connecticut Dividend Advantage 2 (NGK) for any portion of its fees and expenses beyond March 31, 2012.

For the first ten years of Georgia Dividend Advantage's (NZX) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts, and for the time periods set forth below:

YEAR ENDING                              YEAR ENDING
SEPTEMBER 30,                          SEPTEMBER 30,
--------------------------------------------------------------

2001*           .30%                   2007              .25%
2002            .30                    2008              .20
2003            .30                    2009              .15
2004            .30                    2010              .10
2005            .30                    2011              .05
2006            .30
==============================================================

* From the commencement of operations.
The Adviser has not agreed to reimburse Georgia Dividend Advantage (NZX) for any portion of its fees and expenses beyond September 30, 2011.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those of its Trustees who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Funds from the Adviser.

                               Financial
                                          Highlights
Selected data for a Common share outstanding throughout each period:

                                           Investment Operations                              Less Distributions
                           -----------------------------------------------------------    ---------------------------
                                                          Distributions
                                                          from and                        From and
                                                          in Excess    Distributions      in Excess
                                                          of Net       from               of Net
                  Beginning                Net            Investment   Capital            Investment Capital
                  Common                   Realized/      Income to    Gains to           Income to  Gains to
                  Share         Net        Unrealized     Preferred    Preferred          Common     Common
                  Net Asset     Investment Investment     Share-       Share-             Share-     Share-
                  Value         Income     Gain (Loss)    holders+     holders+  Total    holders    holders   Total
=====================================================================================================================
CONNECTICUT PREMIUM INCOME (NTC)
---------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2002(d)          $14.20        $1.00      $  .20         $(.10)       $--        $1.10    $(.84)    $--        $(.84)
2001              12.92         1.02        1.32          (.24)        --         2.10     (.82)     --         (.82)
2000              14.44         1.06       (1.54)         (.22)        --         (.70)    (.82)     --         (.82)
1999              14.49         1.00        (.05)         (.20)        --          .75     (.80)     --         (.80)
1998              13.63         1.00         .89          (.23)        --         1.66     (.80)     --         (.80)
CONNECTICUT DIVIDEND ADVANTAGE (NFC)
---------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2002(d)           13.88         1.00         .31          (.11)        --         1.20     (.84)     --         (.84)
2001(a)           14.33          .21        (.23)         (.05)        --         (.07)    (.21)     --         (.21)
CONNECTICUT DIVIDEND ADVANTAGE 2 (NGK)
---------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2002(b)           14.33          .08         .30            --         --          .38     (.07)     --         (.07)
GEORGIA PREMIUM INCOME (NPG)
---------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2002(d)           14.15         1.02         .11          (.12)        --         1.01     (.85)     --         (.85)
2001              12.80         1.06        1.35          (.26)        --         2.15     (.80)     --         (.80)
2000              14.45         1.03       (1.65)         (.23)        --         (.85)    (.80)     --         (.80)
1999              14.58         1.01        (.13)         (.21)        --          .67     (.80)     --         (.80)
1998              13.70         1.01         .90          (.24)        --         1.67     (.79)     --         (.79)
GEORGIA DIVIDEND ADVANTAGE (NZX)
---------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2002(c)           14.33          .58        (.19)         (.06)        --          .33     (.47)     --         (.47)
=====================================================================================================================

                                                              Total Returns
                                                          ----------------------
                                                                       Based
                  Offering                                             on
                  Costs and     Ending                                 Common
                  Preferred     Common                    Based        Share
                  Share         Share      Ending         on           Net
                  Underwriting  Net Asset  Market         Market       Asset
                  Discounts     Value      Value          Value**      Value**
================================================================================
CONNECTICUT PREMIUM INCOME (NTC)
--------------------------------------------------------------------------------
Year Ended 5/31:
2002(d)          $  --         $14.46     $16.0500         5.01%        7.87%
2001                --          14.20      16.1000        25.91        16.57
2000                --          12.92      13.5000       (14.85)       (4.87)
1999                --          14.44      16.7500        13.50         5.22
1998                --          14.49      15.5000        15.61        12.39
CONNECTICUT DIVIDEND ADVANTAGE (NFC)
--------------------------------------------------------------------------------
Year Ended 5/31:
2002(d)             --          14.24      15.7900         8.61         8.81
2001(a)           (.17)         13.88      15.3400         3.71        (1.67)
CONNECTICUT DIVIDEND ADVANTAGE 2 (NGK)
--------------------------------------------------------------------------------
Year Ended 5/31:
2002(b)           (.16)         14.48      15.0500          .79         1.53
GEORGIA PREMIUM INCOME (NPG)
--------------------------------------------------------------------------------
Year Ended 5/31:
2002(d)             --          14.31      15.8300         8.98         7.32
2001                --          14.15      15.3500        30.41        16.98
2000                --          12.80      12.4375       (18.84)       (5.87)
1999                --          14.45      16.2500        13.42         4.64
1998                --          14.58      15.0625        14.56        12.43
GEORGIA DIVIDEND ADVANTAGE (NZX)
--------------------------------------------------------------------------------
Year Ended 5/31:
2002(c)           (.19)         14.00      14.7400         1.42         1.02
================================================================================


                                Ratios/Supplemental Data
                  -------------------------------------------------------------------------  Municipal Auction Rate Cumulative
                                        Before                 After Credit/                  Preferred Stock at End of Period
                                 Credit/Reimbursement           Reimbursement***             ----------------------------------
                                -----------------------   -------------------------
                                           Ratio of Net                Ratio of Net
                                Ratio of   Investment     Ratio of     Investment
                  Ending        Expenses   Income to      Expenses     Income to
                  Net           to Average Average        to Average   Average
                  Assets        Net Assets Net Assets     Net Assets   Net Assets           Aggregate   Liquidation
                  Applicable    Applicable Applicable     Applicable   Applicable Portfolio Amount      and Market   Asset
                  to Common     to Common  to Common      to Common    to Common  Turnover  Outstanding Value        Coverage
                  Shares (000)  Shares++   Shares++       Shares++     Shares++   Rate      (000)       Per Share    Per Share
==============================================================================================================================
CONNECTICUT PREMIUM INCOME (NTC)
------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2002(d)          $76,327        1.34%      6.90%          1.34%        6.91%      12%       $38,300     $25,000      $74,822
2001              74,642        1.33       7.36           1.31         7.39        8         38,300      25,000       73,722
2000              67,579        1.36       7.87           1.32         7.91       19         38,300      25,000       69,112
1999              75,165        1.32       6.83           1.30         6.84        7         38,300      25,000       74,063
1998              75,084        1.33       7.02           1.33         7.02       13         38,300      25,000       74,010
CONNECTICUT DIVIDEND ADVANTAGE (NFC)
------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2002(d)           36,233        1.38       6.56           .88          7.06       20         19,500      25,000       71,453
2001(a)           35,255        1.22*      4.10*          .80*         4.52*      29         19,500      25,000       70,198
CONNECTICUT DIVIDEND ADVANTAGE 2 (NGK)
------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2002(b)           33,408        1.06*      2.90*          .73*         3.23*      --         17,500      25,000       72,726
GEORGIA PREMIUM INCOME (NPG)
------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2002(d)           53,909        1.37       7.12           1.35         7.13       37         27,800      25,000       73,480
2001              53,168        1.41       7.67           1.40         7.68       15         27,800      25,000       72,813
2000              47,991        1.43       7.73           1.40         7.76       17         27,800      25,000       68,157
1999              54,022        1.34       6.87           1.33         6.88       14         27,800      25,000       73,581
1998              54,352        1.33       7.10           1.33         7.10       17         27,800      25,000       73,878
GEORGIA DIVIDEND ADVANTAGE (NZX)
------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2002(c)           27,381        1.37*      5.70*          .92*         6.16*      60         15,000      25,000       70,636
==============================================================================================================================



*  Annualized.
** Total Investment Return on Market Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in stock price per share. Total Return on Common Share Net Asset Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in Common share net asset value per share. Total returns are not annualized.
*** After custodian fee credit and expense reimbursement, where applicable.
+  The amounts shown are based on Common share equivalents.
++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares.
(a)For the period January 26, 2001 (commencement of operations) through May 31, 2001.
(b)For the period March 26, 2002 (commencement of operations) through May 31, 2002.
(c)For the period September 25, 2001 (commencement of operations) through May 31, 2002.
(d)As required, effective June 1, 2001, the Funds have adopted the provisions of the new AICPA Audit and Accounting Guide for Investment Companies and began accreting taxable market discount on debt securities. The effect of this change for the fiscal year ended May 31, 2002, was to increase net investment income per share with a corresponding decrease in net realized/unrealized investment gain (loss) per share and increase each ratio of net investment income to average net assets as follows:

                           CONNECTICUT     CONNECTICUT       GEORGIA
                           PREMIUM         DIVIDEND          PREMIUM
                           INCOME (NTC)    ADVANTAGE (NFC)   INCOME (NPG)
                           ----------------------------------------------
2002 per share impact ($)       --          --                 .01
2002 income ratio impact (%)   .02         .02                 .04

The Financial Highlights for the prior periods have not been restated to reflect this change in presentation.


                                       56-57

Selected data for a Common share outstanding throughout each period:

                                           Investment Operations                               Less Distributions
                           -----------------------------------------------------------    ---------------------------
                                                          Distributions
                                                          from and                        From and
                                                          in Excess    Distributions      in Excess
                                                          of Net       from               of Net
                  Beginning                Net            Investment   Capital            Investment Capital
                  Common                   Realized/      Income to    Gains to           Income to  Gains to
                  Share         Net        Unrealized     Preferred    Preferred          Common     Common
                  Net Asset     Investment Investment     Share-       Share-             Share-     Share-
                  Value         Income     Gain (Loss)    holders+     holders+  Total    holders    holders   Total
=====================================================================================================================
MASSACHUSETTS PREMIUM INCOME (NMT)
---------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2002(b)           $14.26       $1.03     $  .13          $(.11)       $--      $1.05      $(.83)     $--       $(.83)
2001               13.17        1.05       1.10           (.24)        --       1.91       (.82)     --         (.82)
2000               14.72        1.05      (1.54)          (.21)        --       (.70)      (.85)     --         (.85)
1999               14.91        1.02       (.16)          (.20)        --        .66       (.85)     --         (.85)
1998               14.11        1.06        .83           (.24)        --       1.65       (.85)     --         (.85)
MASSACHUSETTS DIVIDEND ADVANTAGE (NMB)
---------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2002(b)            13.88        1.03       .25            (.12)        --       1.16       (.88)     --         (.88)
2001(a)            14.33         .24       (.24)          (.05)        --       (.05)      (.22)     --         (.22)
MISSOURI PREMIUM INCOME (NOM)
---------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2002(b)            13.97        1.01        .31           (.13)       --       1.19       (.81)     --          (.81)
2001               12.77        1.02       1.18           (.26)       --       1.94       (.74)     --          (.74)
2000               14.20         .99      (1.39)          (.26)       --       (.66)      (.77)     --          (.77)
1999               14.44         .97       (.22)          (.22)       --        .53       (.77)     --          (.77)
1998               13.68         .99        .78           (.25)       --       1.52       (.76)     --          (.76)
=====================================================================================================================

                                                              Total Returns
                                                          ----------------------
                                                                       Based
                  Offering                                             on
                  Costs and     Ending                                 Common
                  Preferred     Common                    Based        Share
                  Share         Share      Ending         on           Net
                  Underwriting  Net Asset  Market         Market       Asset
                  Discounts     Value      Value          Value**      Value**
================================================================================
MASSACHUSETTS PREMIUM INCOME (NMT)
--------------------------------------------------------------------------------
Year Ended 5/31:
2002(b)           $ --         $14.48     $15.7000         8.04%        7.51%
2001                --          14.26      15.3300        15.71        14.72
2000                --          13.17      14.0000        (7.66)       (4.79)
1999                --          14.72      16.0625         2.48         4.47
1998                --          14.91      16.5000        18.08        11.91
MASSACHUSETTS DIVIDEND ADVANTAGE (NMB)
--------------------------------------------------------------------------------
Year Ended 5/31:
2002(b)             --          14.16      15.9500        14.15         8.46
2001(a)           (.18)         13.88      14.8000          .13        (1.61)
MISSOURI PREMIUM INCOME (NOM)
--------------------------------------------------------------------------------
Year Ended 5/31:
2002(b)             --          14.35      15.4100        14.11         8.65
2001                --          13.97      14.2500        17.41        15.48
2000                --          12.77      12.8125        (4.35)       (4.63)
1999                --          14.20      14.1875         5.24         3.64
1998                --          14.44      14.1875        14.53        11.31
================================================================================



                                Ratios/Supplemental Data
                  -------------------------------------------------------------------------  Municipal Auction Rate Cumulative
                                        Before                 After Credit/                  Preferred Stock at End of Period
                                 Credit/Reimbursement           Reimbursement***             ----------------------------------
                                -----------------------   -------------------------
                                           Ratio of Net                Ratio of Net
                                Ratio of   Investment     Ratio of     Investment
                  Ending        Expenses   Income to      Expenses     Income to
                  Net           to Average Average        to Average   Average
                  Assets        Net Assets Net Assets     Net Assets   Net Assets           Aggregate   Liquidation
                  Applicable    Applicable Applicable     Applicable   Applicable Portfolio Amount      and Market   Asset
                  to Common     to Common  to Common      to Common    to Common  Turnover  Outstanding Value        Coverage
                  Shares (000)  Shares++   Shares++       Shares++     Shares++   Rate      (000)       Per Share    Per Share
==============================================================================================================================
MASSACHUSETTS PREMIUM INCOME (NMT)
------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2002(b)          $67,856        1.31%      7.11%          1.30%        7.12%      13%       $34,000     $25,000      $74,894
2001              66,579        1.37       7.46           1.35         7.48       14         34,000      25,000       73,955
2000              61,323        1.32       7.71           1.31         7.73       11         34,000      25,000       70,091
1999              68,288        1.30       6.87           1.30         6.88       11         34,000      25,000       75,212
1998              68,936        1.31       7.22           1.31         7.22       17         34,000      25,000       75,688
MASSACHUSETTS DIVIDEND ADVANTAGE (NMB)
------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2002(b)           27,519        1.47       6.70            .94         7.24        9         15,000      25,000       70,865
2001(a)           26,951        1.28*      4.84*           .84*        5.28*      18         15,000      25,000       69,919
MISSOURI PREMIUM INCOME (NOM)
------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2002(b)           31,619        1.38       7.08           1.36         7.10        8         16,000      25,000       74,405
2001              30,508        1.39       7.48           1.38         7.50       31         16,000      25,000       72,669
2000              27,701        1.48       7.49           1.47         7.51       23         16,000      25,000       68,282
1999              30,603        1.44       6.72           1.43         6.72       10         16,000      25,000       72,817
1998              30,935        1.47       7.03           1.47         7.03       25         16,000      25,000       73,336
==============================================================================================================================

*  Annualized.
** Total Investment Return on Market Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in stock price per share. Total Return on Common Share Net Asset Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in Common share net asset value per share. Total returns are not annualized.
***After custodian fee credit and expense reimbursement, where applicable.
+  The amounts shown are based on Common share equivalents.
++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares, where applicable.
(a)For the period January 31, 2001 (commencement of operations) through May 31, 2001.
(b)As required, effective June 1, 2001, the Funds have adopted the provisions of the new AICPA Audit and Accounting Guide for Investment Companies and began accreting taxable market discount on debt securities. The effect of this change for the fiscal year ended May 31, 2002, was to increase net investment income per share with a corresponding decrease in net realized/unrealized investment gain (loss) per share and increase each ratio of net investment income to average net assets as follows:

                           MASSACHUSETTS   MASSACHUSETTS     MISSOURI
                           PREMIUM         DIVIDEND          PREMIUM
                           INCOME (NMT)    ADVANTAGE (NMB)   INCOME (NOM)
                           ----------------------------------------------
2002 per share impact ($)      .01          --                  --
2002 income ratio impact (%)   .06         .03                 .01

The Financial Highlights for the prior periods have not been restated to reflect this change in presentation.



                                     58-59

Trustees
                    and Officers

The management of the Funds, including general supervision of the duties performed for the Funds under the Management Agreement, is the responsibility of the Board of Trustees of the Funds. The number of trustees of the Funds is currently set at seven, one of whom is an "interested person" (as the term is defined in the Investment Company Act of 1940) and six of whom are not interested persons. None of the trustees who are not interested persons of the Funds have ever been a director or employee of, or consultant to, Nuveen or its affiliates. The names and business addresses of the trustees and officers of the Funds, their principal occupations and other affiliations during the past five years, the number of portfolios each oversees and other directorships they hold are set forth below.

The Funds' Statement of Additional Information ("SAI") includes more information about the Trustees. To request a free copy, call Nuveen Investments at (800) 257-8787.




                                            YEAR FIRST            PRINCIPAL OCCUPATION(S)                       NUMBER OF PORTFOLIOS
NAME, BIRTHDATE            POSITION(S) HELD ELECTED OR APPOINTED  INCLUDING OTHER DIRECTORSHIPS                 IN FUND COMPLEX
AND ADDRESS                WITH THE FUND    AND TERM OF OFFICE    DURING PAST 5 YEARS                           OVERSEEN BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------

TRUSTEE WHO IS AN INTERESTED PERSON OF THE FUNDS:

------------------------------------------------------------------------------------------------------------------------------------
Timothy R. Schwertfeger    Chairman of the  1994                  Chairman and Director (since July 1996)                 130
(1)                        Board, President Term                  of The John Nuveen Company, Nuveen
3/28/1949                  and Trustee      Indefinite (2)        Investments, Nuveen Advisory Corp. and
333 West Wacker Drive                                             Nuveen Institutional Advisory Corp.;
Chicago, IL 60606                                                 prior thereto, Executive Vice President
                                                                  and Director of The John Nuveen Company
                                                                  and Nuveen Investments; Director (since
                                                                  1992) and Chairman (since 1996) of Nuveen
                                                                  Advisory Corp. and Nuveen Institutional
                                                                  Advisory Corp.; Chairman and Director (since
                                                                  January 1997) of Nuveen Asset Management, Inc.;
                                                                  Director (since 1996) of Institutional Capital
                                                                  Corporation; Chairman and Director (since 1999)
                                                                  of Rittenhouse Financial Services Inc.; Chief
                                                                  Executive Officer (since September 1999) of
                                                                  Nuveen Senior Loan Asset Management Inc.


TRUSTEES WHO ARE NOT INTERESTED PERSONS OF THE FUNDS:

------------------------------------------------------------------------------------------------------------------------------------
ROBERT P. BREMNER          Trustee          1997                  Private Investor and Management Consultant.             112
8/22/1940                                   Term
333 W. Wacker Drive                         Indefinite (2)
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
LAWRENCE H. BROWN          Trustee          1993                  Retired (August 1989) as Senior Vice President          112
7/29/1934                                   Term                  of The Northern Trust Company.
333 W. Wacker Drive                         Indefinite (2)
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
ANNE E. IMPELLIZZERI       Trustee          1994                  Retired (2002); formerly, Executive Director            112
1/26/1933                                   Term                  (since 1998) of Manitoga (Center for Russel
333 W. Wacker Drive                         Indefinite (2)        Wright's Design with Nature); prior thereto,
Chicago, IL 60606                                                 President and Chief Executive Officer of
                                                                  Blanton-Peale  Institutes of Religion and
                                                                  Health (since December 1990); prior thereto,
                                                                  Vice President, Metropolitan Life Insurance Co.

------------------------------------------------------------------------------------------------------------------------------------
PETER R. SAWERS            Trustee          1991                  Adjunct Professor of Business and Economics,            112
4/3/1933                                    Term                  University of Dubuque, Iowa; Director, Executive
333 W. Wacker Drive                         Indefinite (2)        Service Corps of Chicago (not-for-profit); Director,
Chicago, IL 60606                                                 Hadley School for the Blind (not-for-profit);
                                                                  formerly (1991-2000) Adjunct Professor,
                                                                  Lake Forest Graduate School of Management,
                                                                  Lake Forest, Illinois; prior thereto,
                                                                  Executive Director, Towers Perrin Australia, a
                                                                  management consulting firm; Chartered
                                                                  Financial Analyst; Certified Management Consultant.

                                       60

                                            YEAR FIRST            PRINCIPAL OCCUPATION(S)                       NUMBER OF PORTFOLIOS
NAME, BIRTHDATE            POSITION(S) HELD ELECTED OR APPOINTED  INCLUDING OTHER DIRECTORSHIPS                 IN FUND COMPLEX
AND ADDRESS                WITH THE FUND    AND TERM OF OFFICE    DURING PAST 5 YEARS                           OVERSEEN BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------

TRUSTEES WHO ARE NOT INTERESTED PERSONS OF THE FUNDS (CONTINUED):

------------------------------------------------------------------------------------------------------------------------------------
WILLIAM J. SCHNEIDER       Trustee          1997                  Senior Partner and Chief Operating Officer,             112
9/24/1944                                   Term                  Miller-Valentine Group, Vice President,
333 W. Wacker Drive                         Indefinite (2)        Miller-Valentine Realty, a development and
Chicago, IL 60606                                                 contract company; Chair, Miami Valley Hospital;
                                                                  Vice Chair, Miami Valley Economic Development
                                                                  Coalition; formerly, Member, Community Advisory
                                                                  Board, National City Bank, Dayton, Ohio; and
                                                                  Business Advisory Council, Cleveland
                                                                  Federal Reserve Bank.

------------------------------------------------------------------------------------------------------------------------------------
JUDITH M. STOCKDALE        Trustee          1997                  Executive Director, Gaylord and Dorothy                 112
12/29/1947                                  Term                  Donnelley Foundation (since 1994); prior
333 W. Wacker Drive                         Indefinite (2)        thereto, Executive Director, Great Lakes
Chicago, IL 60606                                                 Protection Fund (from 1990 to 1994).



                                                                  PRINCIPAL OCCUPATION(S)                       NUMBER OF PORTFOLIOS
NAME, BIRTHDATE            POSITION(S) HELD YEAR FIRST ELECTED    INCLUDING OTHER DIRECTORSHIPS                 IN FUND COMPLEX
AND ADDRESS                WITH THE FUND    OR APPOINTED (3)      DURING PAST 5 YEARS                           OVERSEEN BY OFFICER
------------------------------------------------------------------------------------------------------------------------------------

OFFICERS OF THE FUNDS:

------------------------------------------------------------------------------------------------------------------------------------
MICHAEL T. ATKINSON        Vice President   2002                  Vice President (since January 2002), formerly,          130
2/3/1966                                                          Assistant Vice President (since 2000), previously,
333 W. Wacker Drive                                               Associate of Nuveen Investments.
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
PAUL L. BRENNAN            Vice President   2002                  Vice President (since January 2002), formerly,          126
11/10/1966                                                        Assistant Vice President, of Nuveen
333 W. Wacker Drive                                               Advisory Corp.
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
PETER H. D'ARRIGO          Vice President   1999                  Vice President of Nuveen Investments (since             130
11/28/1967                 and Treasurer                          January 1999), prior thereto, Assistant Vice
333 W. Wacker Drive                                               President (from January 1997); formerly,
Chicago, IL 60606                                                 Associate of Nuveen Investments; Vice President
                                                                  and Treasurer (since September 1999) of Nuveen
                                                                  Senior Loan Asset Management Inc.; Chartered
                                                                  Financial Analyst.

------------------------------------------------------------------------------------------------------------------------------------
MICHAEL S. DAVERN          Vice President   1997                  Vice President of Nuveen Advisory Corp.                 126
6/26/1957
333 W. Wacker Drive
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
SUSAN M. DESANTO           Vice President   2001                  Vice President of Nuveen Advisory Corp. (since          130
9/8/1954                                                          August 2001); previously, Vice President of
333 W. Wacker Drive                                               Van Kampen Investment Advisory Corp.
Chicago, IL 60606                                                 (since 1998); prior thereto, Assistant Vice
                                                                  President of Van Kampen Investment
                                                                  Advisory Corp.

                                       61

Trustees
                    and Officers (continued)



                                                                  PRINCIPAL OCCUPATION(S)                       NUMBER OF PORTFOLIOS
NAME, BIRTHDATE            POSITION(S) HELD YEAR FIRST ELECTED    INCLUDING OTHER DIRECTORSHIPS                 IN FUND COMPLEX
AND ADDRESS                WITH THE FUND    OR APPOINTED (3)      DURING PAST 5 YEARS                           OVERSEEN BY OFFICER
------------------------------------------------------------------------------------------------------------------------------------

OFFICERS OF THE FUNDS (CONTINUED):

------------------------------------------------------------------------------------------------------------------------------------
JESSICA R. DROEGER         Vice President   2002                  Vice President (since January 2002) and Assistant       130
9/24/1964                                                         General Counsel (since May 1998), formerly
333 W. Wacker Drive                                               Assistant Vice President of Nuveen Investments;
Chicago, IL 60606                                                 Assistant Vice President and Assistant Secretary
                                                                  (since 1998) of Nuveen Advisory Corp. and Nuveen
                                                                  Institutional Advisory Corp.; prior thereto,
                                                                  Associate at the law firm D'Ancona Partners LLC

------------------------------------------------------------------------------------------------------------------------------------
LORNA C. FERGUSON          Vice President   1998                  Vice President of Nuveen Investments; Vice              130
10/24/1945                                                        President (since January 1998) of Nuveen
333 W. Wacker Drive                                               Advisory Corp. and Nuveen Institutional
Chicago, IL 60606                                                 Advisory Corp.


------------------------------------------------------------------------------------------------------------------------------------
WILLIAM M. FITZGERALD      Vice President   1995                  Managing Director of Nuveen Advisory Corp. and          130
3/2/1964                                                          Nuveen Institutional Advisory Corp. (since February
333 W. Wacker Drive                                               2001); prior thereto, Vice President of Nuveen
Chicago, IL 60606                                                 Advisory Corp.; Chartered Financial Analyst.

------------------------------------------------------------------------------------------------------------------------------------
STEPHEN D. FOY             Vice President   1998                  Vice President of Nuveen Investments and                130
5/31/1954                  and Controller                         (since May 1998) The John Nuveen Company; Vice
333 W. Wacker Drive                                               President (since September 1999) of Nuveen
Chicago, IL 60606                                                 Senior Loan Asset Management Inc.; Certified Public
                                                                  Accountant.

------------------------------------------------------------------------------------------------------------------------------------
J. THOMAS FUTRELL          Vice President   1992                  Vice President of Nuveen Advisory Corp.;                126
7/5/1955                                                          Chartered Financial Analyst.
333 W. Wacker Drive
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
RICHARD A. HUBER           Vice President   1997                  Vice President of Nuveen Institutional Advisory         126
3/26/1963                                                         Corp. (since March 1998) and Nuveen
333 W. Wacker Drive                                               Advisory Corp.
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
STEVEN J. KRUPA            Vice President   1990                  Vice President of Nuveen Advisory Corp.                 126
8/21/1957
333 W. Wacker Drive
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
DAVID J. LAMB              Vice President   2000                  Vice President (since March 2000) of Nuveen             130
3/22/1963                                                         Investments, previously Assistant Vice
333 W. Wacker Drive                                               President (since January 1999); prior thereto,
Chicago, IL 60606                                                 Associate of Nuveen Investments; Certified
                                                                  Public Accountant.

------------------------------------------------------------------------------------------------------------------------------------
TINA M. LAZAR              Vice President   2002                  Vice President (since 1999), previously,                130
8/27/1961                                                         Assistant Vice President (since 1993) of
333 W. Wacker Drive                                               Nuveen Investments.
Chicago, IL 60606



                                       62



                                                                  PRINCIPAL OCCUPATION(S)                       NUMBER OF PORTFOLIOS
NAME, BIRTHDATE            POSITION(S) HELD YEAR FIRST ELECTED    INCLUDING OTHER DIRECTORSHIPS                 IN FUND COMPLEX
AND ADDRESS                WITH THE FUND    OR APPOINTED (3)      DURING PAST 5 YEARS                           OVERSEEN BY OFFICER
------------------------------------------------------------------------------------------------------------------------------------

OFFICERS OF THE FUNDS (CONTINUED):

------------------------------------------------------------------------------------------------------------------------------------
LARRY W. MARTIN            Vice President   1992                  Vice President, Assistant Secretary and                 130
7/27/1951                  and Assistant                          Assistant General Counsel of Nuveen
333 W. Wacker Drive        Secretary                              Investments; Vice President and Assistant
Chicago, IL 60606                                                 Secretary of Nuveen Advisory Corp. and Nuveen
                                                                  Institutional Advisory Corp.; Vice President and
                                                                  Assistant Secretary of The John Nuveen
                                                                  Company and Nuveen Asset Management, Inc.;
                                                                  Vice President and Assistant Secretary (since
                                                                  September 1999) of Nuveen Senior Loan Asset
                                                                  Management Inc.

------------------------------------------------------------------------------------------------------------------------------------
EDWARD F. NEILD, IV        Vice President   1996                  Managing Director (since September 1997), previously    130
7/7/1965                                                          Vice President of Nuveen Advisory Corp. and
333 W. Wacker Drive                                               Nuveen Institutional Advisory Corp.; Chartered
Chicago, IL 60606                                                 Financial Analyst.

------------------------------------------------------------------------------------------------------------------------------------
THOMAS J. O'SHAUGHNESSY    Vice President   2002                  Vice President (since January 2002), formerly,          126
9/4/1960                                                          Assistant Vice President (1998), of Nuveen
333 W. Wacker Drive                                               Advisory Corp.; prior thereto, Portfolio Manager.
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
THOMAS C. SPALDING, JR.    Vice President   1982                  Vice President of Nuveen Advisory Corp. and             126
7/31/1951                                                         Nuveen Institutional Advisory Corp.; Chartered
333 W. Wacker Drive                                               Financial Analyst.
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
GIFFORD R. ZIMMERMAN       Vice President   1992                  Managing Director (since January 2002),                 130
9/9/1956                   and Secretary                          Assistant Secretary and Associate General
333 W. Wacker Drive                                               Counsel, formerly Assistant General Counsel
Chicago, IL 60606                                                 and Vice President of Nuveen Investments;
                                                                  Managing Director (since January 2002), General
                                                                  Counsel and Assistant Secretary, formerly Vice
                                                                  President of Nuveen Advisory Corp. and Nuveen
                                                                  Institutional Advisory Corp.; Vice President and
                                                                  Assistant Secretary of The John Nuveen Company;
                                                                  Managing Director (since January 2002), and
                                                                  Assistant Secretary (since September 1999),
                                                                  formerly Vice President of Nuveen Senior
                                                                  Loan Asset Management Inc.; Managing Director
                                                                  (since January 2002), Assistant Secretary and
                                                                  Associate General Counsel, formerly Vice President
                                                                  (since 2000), of Nuveen Asset Management Inc.;
                                                                  Chartered Financial Analyst.

(1)Mr. Schwertfeger is an "interested person" of the Funds, as defined in the Investment Company Act of 1940, because he is an officer and director of Nuveen Advisory Corp.
(2)Trustees serve an indefinite term until his/her successor is elected.
(3)Officers serve one year terms through July of each year.

Build Your Wealth
                  Automatically







Sidebar text: Nuveen makes reinvesting easy. A phone call is all it takes to set up your reinvestment account.







NUVEEN CLOSED-END EXCHANGE-TRADED FUNDS DIVIDEND REINVESTMENT PLAN
Your Nuveen Closed-End Exchange-Traded Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional fund shares.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of tax-free compounding. Just like dividends or distributions in cash, there may be times when income or capital gains taxes may be payable on dividends or distrib utions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.


EASY AND CONVENIENT
To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.


HOW SHARES ARE PURCHASED
The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.


FLEXIBILITY
You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

Fund
     Information




BOARD OF TRUSTEES
Robert P. Bremner
Lawrence H. Brown
Anne E. Impellizzeri
Peter R. Sawers
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale

FUND MANAGER
Nuveen Advisory Corp.
333 West Wacker Drive
Chicago, IL 60606

CUSTODIAN, TRANSFER AGENT
AND SHAREHOLDER SERVICES
JPMorgan Chase Bank
P.O. Box 660086
Dallas, TX 75266-0086
(800) 257-8787

LEGAL COUNSEL
Morgan, Lewis &
Bockius LLP
Washington, D.C.

INDEPENDENT AUDITORS
Ernst & Young LLP
Chicago, IL

Each Fund intends to repurchase shares of its own common or preferred stock in the future at such times and in such amounts as is deemed advisable. No shares were repurchased during the period ended May 31, 2002. Any future repurchases will be reported to shareholders in the next annual or semiannual report.

Serving Investors
              for Generations

Photo of: John Nuveen, Sr.
John Nuveen, Sr.


For over a century, generations of Americans have relied on Nuveen Investments to help them grow and keep the money they've earned. Financial advisors, investors and their families have associated Nuveen Investments with quality, expertise and dependability since 1898. That is why financial advisors have entrusted the assets of more than 1.3 million investors to Nuveen.

With the know-how that comes from a century of experience, Nuveen continues to build upon its reputation for quality. Now, financial advisors and investors can count on Nuveen Investments to help them design customized solutions that meet the far-reaching financial goals unique to family wealth strategies - solutions that can translate into legacies.

To find out more about how Nuveen Investments' products and services can help you preserve your financial security, talk with your financial advisor, or call us at (800) 257-8787 for more information, including a prospectus where applicable. Please read that information carefully before you invest.

Logo: NUVEEN Investments



Nuveen Investments o 333 West Wacker Drive
Chicago, IL 60606 o www.nuveen.com                                  FAN-C-0502